   As filed with the Securities and Exchange Commission on May 1,
   1997


                      Registration No. 2-75503

   ______________________________________________________________
   ______________________________________________________________

                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C.  20549

                             FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   (X)

                    Pre-Effective Amendment No.             (  )

                    Post-Effective Amendment No.  51        (X)

                               and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT
                        COMPANY ACT OF 1940

                              Amendment No.  51             (X)

                      MAXIM SERIES FUND, INC.
         (Exact Name of Registrant as Specified in Charter)
                        8515 E. Orchard Road
                     Englewood, Colorado  80111

   Registrant's  Telephone  Number, including  Area  Code:   (303)
   689-3000

                           W. T. McCallum
               President and Chief Executive Officer
            Great-West Life & Annuity Insurance Company
                        8515 E. Orchard Road
                     Englewood, Colorado  80111

              (Name and Address of Agent for Service)

                    Copies of Communications to:
                      James F. Jorden, Esquire
                Jorden Burt Berenson & Johnson, LLP
                  1025 Thomas Jefferson St. N. W.
                           Suite 400 East
                    Washington, D. C. 20007-0805

     It is proposed that this filing will become effective (check appropriate box)

          _____     immediately upon filing pursuant to paragraph
                    (b) of Rule 485

            X       on   May  1,   1997  pursuant   to  paragraph
                    (b)(1)(v) of Rule 485

          _____     60  days after  filing pursuant  to paragraph
                    (a)(1) of Rule 485

          _____     on            pursuant to paragraph (a)(1) of
                    Rule 485

          _____     75  days after  filing pursuant  to paragraph
                    (a)(2) of Rule 485

          _____     on            pursuant to paragraph (a)(2) of
                    Rule 485.






   The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24F-2 Notice for Registrant's fiscal year was filed February 26, 1997.

                      MAXIM SERIES FUND, INC.
                REGISTRATION STATEMENT ON FORM N-1A
                       CROSS-REFERENCE SHEET

                               PART A

   Form N-1A Item                       Prospectus Caption

   1.  Cover Page                       Cover Page

   2.  Synopsis                         Not Applicable

   3.  Condensed Financial              Financial Highlights
       Information

   4.  General Description of           Introduction; Fund
       Registrant                       Portfolios; The Fund and
                                        Its Shares

   5.  Management of the Fund           Management of the Fund

   6.  Capital Stock and Other          The Fund and Its Shares
       Securities

   7.  Purchase of Securities Being     Introduction; Purchase
       Offered                          and Redemption of Shares;
                                        Valuation of Shares

   8.  Redemption or Repurchase         Purchase and Redemption
                                        of Shares

   9.  Pending Legal Proceedings        Not Applicable

                               PART B

                                        Statement of Additional
   Form N-1A Item                       Information Caption

   10. Cover Page                       Cover Page

   11. Table of Contents                Table of Contents


   12. General Information and          Not Applicable
       History

   13. Investment Objectives and        The Fund Portfolios
       Policies

   14. Management of the Registrant     Management of the Fund

   15. Control Persons and Principal    Purchase and Redemption

       Holders of Securities            of Shares

   16. Investment Advisory and          Management of the Fund
       Other Services

   17. Brokerage Allocation             Portfolio Transactions
                                        and Brokerage

   18. Capital Stock and Other          Not Applicable
       Securities

   19. Purchase, Redemption and         Purchase and Redemption
       Price of Securities Being        of Shares
       Offered

   20. Tax Status                       Taxes

   21. Underwriters                     Not Applicable

   22. Calculation of Yield             Calculation of Yields
       Quotations of Performance        and Total Return
       Data

   23. Financial Statements             Financial Statements

                               PART C

   Form N-1A Item                       Part C Caption

   24. Financial Statements and         Financial Statements and
       Exhibits                         Exhibits

   25. Persons Controlled by or         Persons Controlled by or
       Under Common Control             Under Common Control

   26. Number of Holders of Securities  Number of Holders of
                                        Securities

   27. Indemnification                  Indemnification

   28. Business and Other Connections   Business and Other
       of Investment Adviser            Connections of Investment
                                        Adviser

   29. Principal Underwriters           Principal Underwriters

   30. Location of Accounts and         Location of Accounts and
       Records                          Records

   31. Management Services              Management Services

   32. Undertakings                     Undertakings

   33. Signatures                       Signatures

                               PART A

                      MAXIM SERIES FUND, INC.
          8515 E. Orchard Road, Englewood, Colorado 80111
                      Phone No. (303) 689-3000

        Maxim Series Fund, Inc. (the "Fund"), an open-end management investment company, includes the following diversified investment portfolios: the Money Market Portfolio, the Bond Portfolio, the Stock Index Portfolio, the U.S. Government Securities Portfolio, the Total Return Portfolio, the Small-Cap Index Portfolio, the International Equity
   Portfolio, the MidCap Portfolio, the Maxim T. Rowe Price Equity/Income Portfolio, the Maxim INVESCO Small-Cap Growth Portfolio, the Maxim INVESCO ADR Portfolio, the Small-Cap Value Portfolio, Maxim INVESCO Balanced Portfolio and the Corporate Bond Portfolio.

        The investment objective of the Money Market Portfolio is preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives, through investments in short-term money market securities. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

        The investment objective of the Bond Portfolio is to seek to achieve maximum total return, consistent with the preservation of capital, through investment in an actively managed portfolio of debt securities.

        The principal objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market.

        The investment objective of the U.S. Government Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing primarily in mortgage-related securities issued or guaranteed by an agency or instrumentality of the U.S. Government, other U.S. agency and instrumentality obligations, and in U.S. Treasury obligations.

        The objective of the Total Return Portfolio is to seek to obtain the highest possible total return, a combination of income and capital appreciation, consistent with reasonable risk.

        The objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 2000 Index.

        The investment objective of the International Equity Portfolio is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies outside the United States.

        The investment objective of the MidCap Portfolio is long-term growth of capital by normally investing at least 65% of its assets in securities issued by medium-sized companies.

        The investment objective of the Maxim T. Rowe Price Equity/Income Portfolio is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio will emphasize companies with favorable prospects for increasing dividend income and secondarily, capital appreciation.

        The investment objective of the Maxim INVESCO Small-Cap Growth Portfolio is to seek long-term capital growth. The Portfolio seeks to achieve this objective by investing its assets principally in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase ("small-cap companies.")

        The investment objective of the Maxim INVESCO ADR Portfolio is to seek to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification. In pursuing this objective, substantially all of the Portfolio's assets will be invested in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S.

        The investment objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio also may invest in other securities, including restricted and preferred stocks.

        The investment objective of the Corporate Bond Portfolio is high total investment return. The Corporate Bond Portfolio seeks to achieve its investment objective by investing primarily in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks.

        The investment objective of the Maxim INVESCO Balanced Portfolio is to seek to achieve a high total return on investment through capital appreciation and current income. The Portfolio invests in a combination of common stocks
   (normally 50% to 70% of total assets) and fixed-income securities (normally 25% or more).

   This Prospectus sets forth concisely the information about the Fund that prospective investors ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge by calling or writing the Fund. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE
   REFERENCE.

                    G W CAPITAL MANAGEMENT, INC.
                         Investment Adviser

            The date of this Prospectus is May 1, 1997.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                  1991, 1990, 1989, 1988, and 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Money Market Portfolio

                      Years Ended December 31,

                                            1996             1995

   Net Asset Value, Beginning of Period  $1.0007          $1.0007
   Income from Investment Operations
   Net investment income                  0.0493           0.0555
   Net Gains or Losses on Securities
    (realized and unrealized)                --             --
   Total from Investment Operations       0.0493           0.0555
   Less Distributions
   Dividends (from net investment
    income)                             (0.0493)         (0.0555)
   Distributions (from capital gains)      --               --
   Initial Capitalization                  --               --
   Returns of Capital Total
   Distributions                        (0.0493)         (0.0555)
   Net Asset Value End of Period         $1.0007          $1.0007

   Net Assets, End of Period         396,453,188      277,257,289
   Ratio of Expenses to Average Net
   Assets                                  0.46%            0.46%
   Ratio of Net Income to Average
   Net Assets                              4.99%            5.55%
   Portfolio Turnover Rate                 --               --



                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1994, 1993
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Money Market Portfolio

                      Years Ended December 31,

                                            1994             1993

   Net Asset Value, Beginning of Period  $1.0007          $1.0007
   Income from Investment Operations
   Net investment income                  0.0394           0.0278
   Net Gains or Losses on Securities
    (realized and unrealized)                --             --
   Total from Investment Operations       0.0394           0.0278
   Less Distributions
   Dividends (from net investment
    income)                             (0.0394)         (0.0278)
   Distributions (from capital gains)      --               --
   Initial Capitalization                  --               --

   Returns of Capital Total
   Distributions                        (0.0394)         (0.0278)
   Net Asset Value End of Period         $1.0007          $1.0007

   Net Assets, End of Period         186,587,262       96,997,973

   Ratio of Expenses to Average Net
   Assets                                  0.46%            0.46%
   Ratio of Net Income to Average
   Net Assets                              3.96%            2.82%
   Portfolio Turnover Rate                 --               --



                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1992, 1991
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Money Market Portfolio

                      Years Ended December 31,

                                            1992             1991

   Net Asset Value, Beginning of Period  $1.0006          $1.0005
   Income from Investment Operations
   Net investment income                  0.0343           0.0565
   Net Gains or Losses on Securities
    (realized and unrealized)             0.0001           0.0001

   Total from Investment Operations       0.0344           0.0566
   Less Distributions
   Dividends (from net investment
   income)                              (0.0343)         (0.0565)
   Distributions (from capital gains)      --               --
   Initial Capitalization                  --               --

   Returns of Capital Total
   Distributions                        (0.0343)         (0.0565)
   Net Asset Value End of Period         $1.0007          $1.0006

   Net Assets, End of Period          64,220,562       52,118,377
   Ratio of Expenses to Average Net
   Assets                                  0.46%            0.48%
   Ratio of Net Income to Average
   Net Assets                              3.43%            6.15%
   Portfolio Turnover Rate                 --               --



                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1990, 1989
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Money Market Portfolio

                      Years Ended December 31,

                                            1990             1989

   Net Asset Value, Beginning
    of Period                            $1.0027          $1.0014
   Income from Investment Operations
   Net investment income                  0.0766           0.0870
   Net Gains or Losses on Securities
    (realized and unrealized)           (0.0022)           0.0013

   Total from Investment Operations       0.0744           0.0883
   Less Distributions
   Dividends (from net investment income)(0.0766)        (0.0870)
   Distributions (from capital gains)      --               --
   Initial Capitalization                  --               --
   Returns of Capital Total
   Distributions                        (0.0766)         (0.0870)
   Net Asset Value End of Period         $1.0005          $1.0027

   Net Assets, End of Period          36,738,618       28,749,125

   Ratio of Expenses to Average Net
   Assets                                  0.50%            0.50%
   Ratio of Net Income to Average
   Net Assets                              8.14%            9.18%
   Portfolio Turnover Rate                 --               --



                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1988, 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Money Market Portfolio

                      Years Ended December 31,

                                            1988             1987

   Net Asset Value, Beginning of
    Period                               $1.0002          $0.9988
   Income from Investment Operations
   Net investment income                  0.0711           0.0635
   Net Gains or Losses on Securities
    (realized and unrealized)             0.0018           0.0014

   Total from Investment Operations       0.0729           0.0649
   Less Distributions
   Dividends (from net investment
   income)                              (0.0711)         (0.0635)
   Distributions (from capital gains)   (0.0006)            --
   Initial Capitalization                  --               --

   Returns of Capital Total
   Distributions                        (0.0717)         (0.0635)
   Net Asset Value End of Period         $1.0014          $1.0002

   Net Assets, End of Period          24,590,994       18,947,848

   Ratio of Expenses to Average Net
   Assets                                  0.50%            0.50%
   Ratio of Net Income to Average
   Net Assets                              7.61%            6.85%
   Portfolio Turnover Rate                 --               --



                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                  1991, 1990, 1989, 1988, and 1987

    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                           Bond Portfolio
                      Years Ended December 31,


                                                   1996      1995
   Net Asset Value, Beginning of Period         $1.2301   $1.1352
   Income from Investment Operations
   Net investment income                         0.0745    0.0736
   Net Gains or Losses on Securities
   (realized and unrealized)                   (0.0242)  (0.0949)
   Total from Investment Operations             0.0503    0.1685
   Less Distributions
   Dividends (from net investment income)      (0.0745)  (0.0736)
   Distributions (from capital gains)              -         -
   Initial Capitalization                          -         -
   Returns of Capital Total Distributions      (0.0745)  (0.0736)
   Net Asset Value End of Period                $1.2059   $1.2301

   Total Return (1)                               4.26%    15.21%
   Net Assets, End of Period                 78,093,10980,025,099
   Ratio of Expenses to Average Net Assets        0.60%     0.60%
   Ratio of Net Income to Average Net Assets      6.10%     6.16%
   Portfolio Turnover Rate                      117.39%   191.58%

        (1)The performance shown does not reflect fees or expenses at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                  1991, 1990, 1989, 1988, and 1987

    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                           Bond Portfolio
                      Years Ended December 31,


                                                   1994   1993
   Net Asset Value, Beginning of Period        $1.2274   $1.2259
   Income from Investment Operations
   Net investment income                        0.0634    0.0632
   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0922)    0.0326
   Total from Investment Operations           (0.0288)    0.0958
   Less Distributions
   Dividends (from net investment income)     (0.0634)  (0.0632)
   Distributions (from capital gains)         (0.0311)  (0.0311)
   Initial Capitalization                         -         -
   Returns of Capital Total Distributions     (0.0634)  (0.0943)
   Net Asset Value End of Period               $1.1352   $1.2274

   Total Return (1)                             -2.36%     8.56%
   Net Assets, End of Period                68,965,29984,696,187
   Ratio of Expenses to Average Net Assets       0.60%     0.60%
   Ratio of Net Income to Average Net Assets     5.33%     5.02%
   Portfolio Turnover Rate                      60.85%   164.32%
        (1)The performance shown does not reflect fees or expenses at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                  1991, 1990, 1989, 1988, and 1987

    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                           Bond Portfolio
                      Years Ended December 31,



                                                  1992      1991
   Net Asset Value, Beginning of Period        $1.2929       $1.2312
   Income from Investment Operations
   Net investment income                        0.0831        0.0939
   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0053)        0.0798
   Total from Investment Operations             0.0778        0.1737
   Less Distributions
   Dividends (from net investment income)     (0.0760)      (0.0884)
   Distributions (from capital gains)         (0.0688)      (0.0236)
   Initial Capitalization                         -             -
   Returns of Capital Total Distributions     (0.1448)      (0.1120)
   Net Asset Value End of Period               $1.2259      $1.2929

   Total Return (1)                              6.24%       14.70%
   Net Assets, End of Period                69,974,484    88,545,656
   Ratio of Expenses to Average Net Assets       0.60%        0.60%
   Ratio of Net Income to Average Net Assets     5.93%        7.64%
   Portfolio Turnover Rate                     157.97%      168.18%

        (1)The performance shown does not reflect fees or expenses at the separate account level.


















                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                  1991, 1990, 1989, 1988, and 1987

    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.



                           Bond Portfolio
                      Years Ended December 31,



                                                  1990           1989
   Net Asset Value, Beginning of Period        $1.2297          $1.1725
   Income from Investment Operations
   Net investment income                        0.0946           0.0918
   Net Gains or Losses on Securities
   (realized and unrealized)                    0.0015           0.0572
   Total from Investment Operations             0.0961           0.1490
   Less Distributions
   Dividends (from net investment income)     (0.0946)          (0.0918)
   Distributions (from capital gains)             -                 -
   Initial Capitalization                         -                 -
   Returns of Capital Total Distributions     (0.0946)          (0.0918)
   Net Asset Value End of Period               $1.2312          $1.2297

   Total Return (1)                              8.21%          13.11%
   Net Assets, End of Period                62,311,336        47,442,300
   Ratio of Expenses to Average Net Assets       0.60%           0.60%
   Ratio of Net Income to Average Net Assets     8.41%           8.21%
   Portfolio Turnover Rate                      89.91%          79.68%
        (1)The performance shown does not reflect fees or expenses at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
               Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                1991, 1990, 1989, 1988, and 1987

        The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                           Bond Portfolio
                      Years Ended December 31,



                                                  1988          1987
   Net Asset Value, Beginning of Period        $1.2002       $1.2640
   Income from Investment Operations
   Net investment income                        0.0916        0.0851
   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0275)       (0.0495)
   Total from Investment Operations            0.0641         0.0356
   Less Distributions
   Dividends (from net investment income)     (0.0918)       (0.0850)
   Distributions (from capital gains)             -
   Initial Capitalization                         -          (0.0144)
   Returns of Capital Total Distributions     (0.0918)       (0.0994)
   Net Asset Value End of Period               $1.1725       $1.2002

   Total Return (1)                              5.40%          2.82%
   Net Assets, End of Period                35,806,047     27,251,255
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     8.27%          7.64%
   Portfolio Turnover Rate                      80.62%        151.78%

   (1) The performance shown does not reflect fees or expenses at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                    1991, 1990,1989, 1988, 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Stock Index Portfolio*

                      Years Ended December 31,



                                                 1996            1995

   Net Asset Value, Beginning of Period        $1.9796        $1.4978
   Income from Investment Operations
   Net investment income                        0.0336         0.0334
   Net Short-Term realized gain                 0.0009         0.0010
   Net Gains or Losses on Securities
    (realized and unrealized)                   0.3951         0.4953

   Total from Investment Operations             0.4296         0.5297
   Less Distributions
   Dividends (from net investment income
    and Net Short-Term realized gains)        (0.0345)       (0.0344)
   Distributions (from capital gains)         (0.0097)       (0.0135)
   Initial Capitalization                        --             --
   Returns of Capital Total
   Distributions                              (0.0442)       (0.0479)
   Net Asset Value End of Period               $2.3650        $1.9796
   Total Return (1)                             21.81%         35.60%
   Net Assets, End of Period               936,806,358     707,459,637
   Average Commission Rate Paid Per
    Share Bought or Sold                       $0.0389
   Ratio of Expenses to Average Net
   Assets                                        0.60%          0.60%
   Ratio of Net Income to Average
   Net Assets                                    1.58%          1.91%
   Portfolio Turnover Rate                       3.31%          5.25%

   * From September 24, 1984 until December 1, 1992, the
   Portfolio's name was the Growth Portfolio, and prior to September 24, 1984 the Portfolio's name was the Income/Equity
   Portfolio. During these periods, the Portfolio's investment policies differed from its current policies.

  (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1994, 1993
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Stock Index Portfolio*

                      Years Ended December 31,

                                                  1994           1993

   Net Asset Value, Beginning of Period        $1.5575         $1.4506
   Income from Investment Operations
   Net investment income                        0.0350          0.0320
   Net Short-Term realized gain
   Net Gains or Losses on Securities
    (realized and unrealized)                 (0.0335)          0.1097
   Total from Investment Operations             0.0015          0.1417
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized gains)  (0.0350)        (0.0320)
   Distributions (from capital gains)         (0.0262)        (0.0028)
   Initial Capitalization                        --              --
   Returns of Capital Total
   Distributions                              (0.0612)        (0.0348)
   Net Asset Value End of Period               $1.4978        $1.5575
   Total Return (1)                              0.14%           9.84%
   Net Assets, End of Period               497,339,992      562,189,394
   Average Commission Rate Paid
    Per Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%          0.60%
   Ratio of Net Income to Average
   Net Assets                                    2.23%          2.14%
   Portfolio Turnover Rate                      11.98%          1.68%


   * From September 24, 1984 until December 1, 1992, the
   Portfolio's name was the Growth Portfolio, and prior to September 24, 1984 the Portfolio's name was the Income/Equity
   Portfolio. During these periods, the Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1992, 1991
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Stock Index Portfolio*

                      Years Ended December 31,

                                                  1992           1991

   Net Asset Value, Beginning of Period        $1.5206        $1.3191
   Income from Investment Operations
   Net investment income                        0.0383         0.0563
   Net Short-Term realized gain
   Net Gains or Losses on Securities
    (realized and unrealized)                   0.0502         0.2492
   Total from Investment Operations             0.0885         0.3055
   Less Distributions
   Dividends (from net investment
    income and Net Short-Term realized gains) (0.0382)       (0.0542)
   Distributions (from capital gains)         (0.1203)       (0.0498)
   Initial Capitalization                        --             --
   Returns of Capital Total
   Distributions                              (0.1585)       (0.1040)
   Net Asset Value End of Period               $1.4506        $1.5206
   Total Return (1)                              5.87%         23.33%
   Net Assets, End of Period               462,539,021     359,177,318
   Average Commission Rate Paid
   Per Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%          0.60%
   Ratio of Net Income to Average
   Net Assets                                    2.49%          4.33%
   Portfolio Turnover Rate                     118.83%         24.28%

   * From September 24, 1984 until December 1, 1992, the Portfolio's name was the Growth Portfolio, and prior to September 24, 1984 the Portfolio's name was the Income/Equity Portfolio. During these periods, the Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1990, 1989
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Stock Index Portfolio*

                      Years Ended December 31,

                                                  1990          1989

   Net Asset Value, Beginning of Period        $1.3947        $1.2986
   Income from Investment Operations
   Net investment income                        0.0682         0.0769
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0756)         0.1213
   Total from Investment Operations           (0.0074)         0.1982
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized gains)  (0.0682)       (0.0769)
   Distributions (from capital gains)            --          (0.0252)
   Initial Capitalization                        --             --
   Returns of Capital Total
   Distributions                              (0.0682)       (0.1021)
   Net Asset Value End of Period               $1.3191        $1.3947
   Total Return (1)                             -0.58%         15.21%
   Net Assets, End of Period               223,661,178      182,730,744
   Average Commission Rate Paid
   Per Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%        0.60%
   Ratio of Net Income to Average
   Net Assets                                    5.70%        6.15%
   Portfolio Turnover Rate                      26.41%       37.96%

   * From September 24, 1984 until December 1, 1992, the Portfolio's name was the Growth Portfolio, and prior to September 24, 1984 the Portfolio's name was the Income/Equity Portfolio. During these periods, the Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1988, 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                       Stock Index Portfolio*

                      Years Ended December 31,


                                                  1988            1987
   Net Asset Value, Beginning of Period        $1.1788           $1.2743
   Income from Investment Operations
   Net investment income                        0.0605            0.0563
   Net Short-Term realized gain
   Net Gains or Losses on Securities
    (realized and unrealized)                   0.1518            0.0412
   Total from Investment Operations             0.2123            0.0975
   Less Distributions
   Dividends (from net investment income
    and Net Short-Term realized gains)        (0.0608)           (0.0559)
   Distributions (from capital gains)         (0.0317)           (0.1371)
   Initial Capitalization                        --                 --
   Returns of Capital Total
   Distributions                              (0.0925)          (0.1930)
   Net Asset Value End of Period               $1.2986           $1.1788
   Total Return (1)                             17.91%            5.85%
   Net Assets, End of Period               134,553,151          97,806,067
   Average Commission Rate Paid Per
    Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%            0.60%
   Ratio of Net Income to Average
   Net Assets                                    5.29%            4.61%
   Portfolio Turnover Rate                      44.65%           47.66%


   * From September 24, 1984 until December 1, 1992, the
   Portfolio's name was the Growth Portfolio, and prior to September 24, 1984 the Portfolio's name was the Income/Equity
   Portfolio. During these periods, the Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                    1991, 1990, 1989, 1988, 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

               U.S. Government Securities Portfolio*
                      Years Ended December 31,

                                                  1996            1995

   Net Asset Value, Beginning of Period        $1.0010          $1.0138
   Income from Investment Operations
   Net investment income                        0.0675           0.0723
   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0263)           0.0863
   Total from Investment Operations             0.0412           0.1586
   Less Distributions
   Dividends (from net investment income)     (0.0675)          (0.0723)
   Distributions (from capital gains)            --                --
   Initial Capitalization                        --                --
   Returns of Capital Total
   Distributions                              (0.0675)         (0.0723)
   Net Asset Value End of Period               $1.0738         $1.1001
   Total Return (1)                              3.92%          16.09%
   Net Assets, End of Period                64,077,863       62,473,959
   Ratio of Expenses to Average Net
   Assets                                        0.60%           0.60%
   Ratio of Net Income to Average
   Net Assets                                    6.22%           6.76%
   Portfolio Turnover Rate                     145.02%         185.57%

   *From July 29, 1987 until May 1, 1990 the Portfolio's name was the Government and High Quality Securities Portfolio and from
   April 8, 1985 to July 29, 1987 the Portfolio's name was the
   Government Guaranteed Portfolio.  During these periods, the
   Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.
   (2) In 1994, the Portfolio turnover rate was higher than in past years due to the impact of rising interest rates with respect to the reverse dollar repurchase ( dollar roll ) strategy utilized for this Portfolio. High Portfolio turnover rates may occur in the future if similar economic conditions occur.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1994, 1993
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

               U.S. Government Securities Portfolio*

                      Years Ended December 31,


                                                  1994           1993
   Net Asset Value, Beginning of Period        $1.1061          $1.1141
   Income from Investment Operations
   Net investment income                        0.0572           0.0881
   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0924)         (0.0006)
   Total from Investment Operations             0.0352          0.0875
   Less Distributions
   Dividends (from net investment income)     (0.0571)         (0.0887)
   Distributions (from capital gains)            --            (0.0068)
   Initial Capitalization                        --               --
   Returns of Capital Total
   Distributions                              (0.0571)         (0.0955)
   Net Asset Value End of Period               $1.0138         $1.1061
   Total Return (1)                             -3.20%          9.35%
   Net Assets, End of Period                56,338,235        51,424,663
   Ratio of Expenses to Average Net
   Assets                                        0.60%          0.60%
   Ratio of Net Income to Average
   Net Assets                                    5.47%          8.49%
   Portfolio Turnover Rate                  (2)308.47%         27.28%


   *From July 29, 1987 until May 1, 1990 the Portfolio's name was the Government and High Quality Securities Portfolio and from
   April 8, 1985 to July 29, 1987 the Portfolio's name was the
   Government Guaranteed Portfolio.  During these periods, the
   Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.
   (2) In 1994, the Portfolio turnover rate was higher than in past years due to the impact of rising interest rates with respect to the reverse dollar repurchase ( dollar roll ) strategy utilized for this Portfolio. High Portfolio turnover rates may occur in the future if similar economic conditions occur.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1992, 1991
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

               U.S. Government Securities Portfolio*

                      Years Ended December 31,

                                                  1992          1991

   Net Asset Value, Beginning of Period        $1.1206       $1.0779
   Income from Investment Operations
   Net investment income                        0.1037        0.0775
   Net Gains or Losses on Securities
    (realized and unrealized)                 (0.0069)        0.0709
   Total from Investment Operations             0.0968        0.1484
   Less Distributions
   Dividends (from net investment income)     (0.0581)       (0.0839)
   Distributions (from capital gains)         (0.0452)       (0.0218)
   Initial Capitalization                        --             --
   Returns of Capital Total
   Distributions                              (0.1033)       (0.1057)
   Net Asset Value End of Period               $1.1141       $1.1206
   Total Return (1)                              8.94%        14.34%
   Net Assets, End of Period                30,350,801      32,730,410
   Ratio of Expenses to Average Net
   Assets                                        0.60%         0.60%
   Ratio of Net Income to Average
   Net Assets                                    4.96%         8.09%
   Portfolio Turnover Rate                      42.15%       213.79%


   *From July 29, 1987 until May 1, 1990 the Portfolio's name was the Government and High Quality Securities Portfolio and from
   April 8, 1985 to July 29, 1987 the Portfolio's name was the
   Government Guaranteed Portfolio.  During these periods, the
   Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.
   (2) In 1994, the Portfolio turnover rate was higher than in past years due to the impact of rising interest rates with respect to the reverse dollar repurchase ("dollar roll") strategy utilized for this Portfolio. High Portfolio turnover rates may occur in the future if similar economic conditions occur.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1990, 1989
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

               U.S. Government Securities Portfolio*

                      Years Ended December 31,

                                                  1990      1989

   Net Asset Value, Beginning of Period        $1.0708   $1.0292
   Income from Investment Operations
   Net investment income                        0.0901    0.0869
   Net Gains or Losses on Securities
    (realized and unrealized)                   0.0071    0.0416
   Total from Investment Operations             0.0972    0.1285
   Less Distributions
   Dividends (from net investment income)     (0.0901)  (0.0869)
   Distributions (from capital gains)            --        --
   Initial Capitalization                        --        --
   Returns of Capital Total
   Distributions                              (0.0901)  (0.0869)
   Net Asset Value End of Period               $1.0779   $1.0708
   Total Return (1)                              9.70%    13.10%
   Net Assets, End of Period                39,727,586   44,046,887
   Ratio of Expenses to Average Net
   Assets                                        0.60%     0.60%
   Ratio of Net Income to Average
   Net Assets                                    9.11%     8.88%
   Portfolio Turnover Rate                     138.07%    52.55%


   *From July 29, 1987 until May 1, 1990 the Portfolio's name was the Government and High Quality Securities Portfolio and from
   April 8, 1985 to July 29, 1987 the Portfolio's name was the
   Government Guaranteed Portfolio.  During these periods, the
   Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.
   (2) In 1994, the Portfolio turnover rate was higher than in past years due to the impact of rising interest rates with respect to the reverse dollar repurchase ("dollar roll") strategy utilized for this Portfolio. High Portfolio turnover rates may occur in the future if similar economic conditions occur.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1988, 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

               U.S. Government Securities Portfolio*

                      Years Ended December 31,

                                                  1988      1987

   Net Asset Value, Beginning of Period        $1.0473   $1.0934
   Income from Investment Operations
   Net investment income                        0.0867    0.0800
   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0179)  (0.0382)
   Total from Investment Operations             0.0688    0.0418
   Less Distributions
   Dividends (from net investment income)     (0.0869)  (0.0879)
   Distributions (from capital gains)            --     (0.0079)
   Initial Capitalization                        --        --
   Returns of Capital Total
   Distributions                              (0.0869)  (0.0800)
   Net Asset Value End of Period               $1.0292   $1.0473
   Total Return (1)                              6.78%     3.96%
   Net Assets, End of Period                47,866,066    49,577,136
   Ratio of Expenses to Average Net
   Assets                                        0.60%     0.60%
   Ratio of Net Income to Average
   Net Assets                                    8.84%     8.16%
   Portfolio Turnover Rate                      36.83%   116.66%

   *From July 29, 1987 until May 1, 1990 the Portfolio's name was the Government and High Quality Securities Portfolio and from
   April 8, 1985 to July 29, 1987 the Portfolio's name was the
   Government Guaranteed Portfolio.  During these periods, the
   Portfolio's investment policies differed from its current policies.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.
   (2) In 1994, the Portfolio turnover rate was higher than in past years due to the impact of rising interest rates with respect to the reverse dollar repurchase ( dollar roll ) strategy utilized for this Portfolio. High Portfolio turnover rates may occur in the future if similar economic conditions occur.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, 1993, 1992,
                    1991, 1990, 1989, 1988, 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                      Total Return Portfolio*

                      Years Ended December 31,

                                                  1996      1995

   Net Asset Value, Beginning of Period        $1.2969   $1.1238
   Income from Investment Operations
   Net investment income                        0.0366    0.0421
   Net Short-Term realized gain                           0.0139
   Net Gains or Losses on Securities
    (realized and unrealized)                   0.1146    0.1960
   Total from Investment Operations             0.1512    0.2520
   Less Distributions
   Dividends (from net investment
    income and Net Short-Term realized gains) (0.0366)  (0.0560)
   Distributions (from capital gains)         (0.0703)  (0.0229)
   Initial Capitalization                        --        --
   Returns of Capital Total
   Distributions                              (0.1069)  (0.0789)
   Net Asset Value End of Period               $1.3412   $1.2969
   Total Return (1)                             11.75%    22.70%
   Net Assets, End of Period                64,660,804    55,176,028
   Average Commission Rate Paid
   Per Share Bought or Sold                    $0.0691
   Ratio of Expenses to Average Net
   Assets                                        0.60%     0.60%
   Ratio of Net Income to Average
   Net Assets                                    2.78%     3.41%
   Portfolio Turnover Rate                      74.52%    44.70%

   *The Total Return Portfolio was
   established effective July 29, 1987.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.


                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1994, 1993
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                      Total Return Portfolio*

                      Years Ended December 31,

                                                  1994      1993

   Net Asset Value, Beginning of Period        $1.2065   $1.1327
   Income from Investment Operations
   Net investment income                        0.0382    0.0326
   Net Short-Term realized gain
   Net Gains or Losses on Securities
    (realized and unrealized)                 (0.0704)    0.1025
   Total from Investment Operations           (0.0322)    0.1351
   Less Distributions
   Dividends (from net investment income
    and Net Short-Term realized gains)        (0.0382)  (0.0326)
   Distributions (from capital gains)         (0.0123)  (0.0287)
   Initial Capitalization                        --        --
   Returns of Capital Total
   Distributions                              (0.0505)  (0.0613)
   Net Asset Value End of Period               $1.1238   $1.2065
   Total Return (1)                             -2.68%    12.19%
   Net Assets, End of Period                41,348,517    39,297,459
   Average Commission Rate Paid Per
    Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%     0.60%
   Ratio of Net Income to Average
   Net Assets                                    3.30%     2.88%
   Portfolio Turnover Rate                      74.85%    58.02%

   *The Total Return Portfolio was established effective July 29,
   1987.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.


                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1992, 1991
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                      Total Return Portfolio*

                      Years Ended December 31,

                                                 1992       1991

   Net Asset Value, Beginning of Period        $1.1156   $1.0017
   Income from Investment Operations
   Net investment income                        0.0424    0.0979
   Net Short-Term realized gain
   Net Gains or Losses on Securities
    (realized and unrealized)                   0.0165    0.1177
   Total from Investment Operations             0.0589    0.2156
   Less Distributions
   Dividends (from net investment income
    and Net Short-Term realized gains)        (0.0375)  (0.0543)
   Distributions (from capital gains)         (0.0043)  (0.0474)
   Initial Capitalization                        --        --
   Returns of Capital Total
   Distributions                              (0.0418)  (0.1017)
   Net Asset Value End of Period               $1.1327   $1.1156
   Total Return (1)                              5.45%    22.04%
   Net Assets, End of Period                18,696,606   11,783,118
   Average Commission Rate Paid Per
   Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%     0.60%
   Ratio of Net Income to Average
   Net Assets                                    3.56%     5.52%
   Portfolio Turnover Rate                      29.26%    92.80%


   *The Total Return Portfolio was established effective July 29,
   1987.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.


                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1990, 1989
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                      Total Return Portfolio*

                      Years Ended December 31,

                                                  1990      1989

   Net Asset Value, Beginning of Period        $1.0279   $0.9018
   Income from Investment Operations
   Net investment income                        0.0541    0.0542
   Net Short-Term realized gain
   Net Gains or Losses on Securities
    (realized and unrealized)                 (0.0262)    0.1261
   Total from Investment Operations             0.0279    0.1803
   Less Distributions
   Dividends (from net investment income
    and Net Short-Term realized gains)        (0.0541)  (0.0542)
   Distributions (from capital gains)            --        --
   Initial Capitalization                        --        --
   Returns of Capital Total
   Distributions                              (0.0541)  (0.0542)
   Net Asset Value End of Period               $1.0017   $1.0279
   Total Return (1)                              2.92%    20.48%
   Net Assets, End of Period                11,875,970     13,205,175
   Average Commission Rate Paid Per
    Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%     0.60%
   Ratio of Net Income to Average
   Net Assets                                    5.98%     6.17%
   Portfolio Turnover Rate                      59.96%    59.25%


   *The Total Return Portfolio was established effective July 29,
   1987.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.


                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
            For the Years Ended December 31, 1988, 1987
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                      Total Return Portfolio*

                      Years Ended December 31,

                                                  1988      1987

   Net Asset Value, Beginning of Period        $0.8750     --
   Income from Investment Operations
   Net investment income                        0.0536    0.0180
   Net Short-Term realized gain
   Net Gains or Losses on Securities
    (realized and unrealized)                   0.0271  (0.3738)
   Total from Investment Operations             0.0807  (0.3558)
   Less Distributions
   Dividends (from net investment income
    and Net Short-Term realized gains)        (0.0539)  (0.0178)
   Distributions (from capital gains)            --        --
   Initial Capitalization                        --       1.2486
   Returns of Capital Total
   Distributions                              (0.0539)    1.2308
   Net Asset Value End of Period               $0.9018   $0.8750
   Total Return (1)                              9.34%     --
   Net Assets, End of Period                10,992,865    9,644,569
   Average Commission Rate Paid Per
    Share Bought or Sold

   Ratio of Expenses to Average Net
   Assets                                        0.60%     0.60%
   Ratio of Net Income to Average
   Net Assets                                    6.56%     5.35%
   Portfolio Turnover Rate                      92.15%    67.24%


   *The Total Return Portfolio was established effective July 29,
   1987.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.


                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                              Small-Cap Index Portfolio
                              Years Ended December 31,

                                                 1996          1995


   Net Asset Value, Beginning of Period       $1.1680       $0.9540
   Income from Investment Operations
   Net investment income                       0.0124        0.0102
   Net Short-Term realized gain                0.0374        0.0095

   Net Gains or Losses on Securities
   (realized and unrealized)                   0.1284        0.2298
   Total from Investment Operations            0.1783        0.2495
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0498)      (0.0197)
   Distributions (from capital gains)        (0.5950)      (0.0158)
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.1093)      (0.0355)
   Net Asset Value End of Period              $1.2370       $1.1680



   Total Return (1)                            15.30%        26.24%
   Net Assets, End of Period               80,783,692    51,610,284
   Average Commission Rate Paid Per
   Share Bought or Sold                       $0.0453
   Ratio of Expenses to Average Net
   Assets                                       0.60%         0.60%
   Ratio of Net Income to Average Net
   Assets                                       1.04%         1.00%
   Portfolio Turnover Rate                     39.66%        30.17%









   *    Annualized
   **   The Small-Cap Index was established effective December 1,
        1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                              Small-Cap Index Portfolio
                              Years Ended December 31,

                                                 1994          1993
   Net Asset Value, Beginning of Period         $1.0112       $1.0000
   Income from Investment Operations
   Net investment income                       0.0097        0.0009
   Net Short-Term realized gain


   Net Gains or Losses on Securities
   (realized and unrealized)                 (0.0572)        0.0112
   Total from Investment Operations          (0.0475)        0.0121
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0097)      (0.0009)
   Distributions (from capital gains)            -             -
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0097)      (0.0009)
   Net Asset Value End of Period              $0.9540       $1.0112


   Total Return (1)                            -4.69%         1.21%
   Net Assets, End of Period               22,336,944     5,936,716
   Average Commission Rate Paid Per
   Share Bought or Sold
   Ratio of Expenses to Average Net
   Assets                                       0.60%        0.60%*
   Ratio of Net Income to Average Net
   Assets                                       1.20%        1.24%*
   Portfolio Turnover Rate                     53.44%         0.72%


   *    Annualized

   **   The Small-Cap Index was established effective December 1,
        1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                              Small-Cap Value Portfolio
                              Years Ended December 31,

                                                 1996       1995
   Net Asset Value, Beginning of Period       $1.0669       $0.9974
   Income from Investment Operations
   Net investment income                       0.0095        0.0286
   Net Short-Term realized gain                              0.0350

   Net Gains or Losses on Securities           0.1811        0.0884
   (realized and unrealized)                   0.1906        0.1520
   Total from Investment Operations
   Less Distributions

   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0095)      (0.0636)
   Distributions (from capital gains)                      (0.0189)
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0095)      (0.0825)
   Net Asset Value End of Period              $1.2480       $1.0669


   Total Return (1)                            17.94%        15.51%
   Net Assets, End of Period               36,599,651    20,769,579
   Average Commission Rate Paid Per
   Share Bought or Sold                       $0.0521
   Ratio of Expenses to Average Net
   Assets                                      1.31%#        1.35%#
   Ratio of Net Income to Average Net
   Assets                                       0.90%         2.51%
   Portfolio Turnover Rate                     30.61%        17.78%


   *    Annualized

   **   The Small-Cap Value Portfolio was established effective
        December 1, 1993.
   #    Percentages are shown net of expenses reimbursed by The
        Great-West Life Assurance Company or GW Capital
        Management, Inc.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                              Small-Cap Value Portfolio
                              Years Ended December 31,

                                                 1994          1993
   Net Asset Value, Beginning of Period        $1.0330       $1.0000
   Income from Investment Operations
   Net investment income                       0.0068        0.0012
   Net Short-Term realized gain


   Net Gains or Losses on Securities         (0.0356)        0.0330
   (realized and unrealized)                 (0.0288)        0.0342
   Total from Investment Operations
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0068)      (0.0012)

   Distributions (from capital gains)            -             -
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0068)      (0.0012)
   Net Asset Value End of Period              $0.9974       $1.0330


   Total Return (1)                            -2.78%         3.42%
   Net Assets, End of Period                9,721,848     3,007,882
   Average Commission Rate Paid Per
   Share Bought or Sold
   Ratio of Expenses to Average Net
   Assets                                      1.33%#       1.33%*#
   Ratio of Net Income to Average Net
   Assets                                       0.80%        1.52%*
   Portfolio Turnover Rate                     16.81%          -


   *    Annualized
   **   The Small-Cap Value Portfolio was established effective
        December 1, 1993.
   #    Percentages are shown net of expenses reimbursed by The
        Great-West Life Assurance Company or GW Capital
        Management, Inc.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, and 1993**
    The following tables should be read in conjunction with the financial
      statements and related notes included in the Statement of
                             Additional
                            Information.

                            International Equity Portfolio
                               Years Ended December 31,
                                                   1996         1995
   Net Asset Value, Beginning of Period         $1.1395      $1.0673
   Income from Investment Operations
   Net investment income                         0.0136       0.0190
   Net Short-Term realized gain                  0.0045       0.0034
   Net Gains or Losses on Securities
   (realized and unrealized)                     0.2042       0.0722
   Total from Investment Operations              0.2223       0.0946
   Less Distributions
   Dividends (from net investment income and
   Net Short-Term realized gains)              (0.0181)     (0.0224)
   Distributions (from capital gains)          (0.0208)         -
   Initial Capitalization                          -            -
   Returns of Capital Total Distributions      (0.0389)     (0.0224)
   Net Asset Value End of Period                $1.3229      $1.1395

   Total Return (1)                              19.59%        8.93%
   Net Assets, End of Period                 96,172,049   55,017,668
   Average Commission Rate Paid Per Share
   Bought or Sold                               $0.0146
   Ratio of Expenses to Average Net Assets       1.39%#       1.50%#
   Ratio of Net Income to Average Net Assets      1.24%        1.70%
   Portfolio Turnover Rate                       22.21%       20.28%
   *    Annualized
        **The International Equity Portfolio was established
        effective December 1, 1993.
        #Percentages are shown net of expenses reimbursed by The
        Great-West Life Assurance Company or G W Capital
        Management, Inc.







        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
   For the Years Ended December 31, 1996, 1995, 1994, and 1993**
    The following tables should be read in conjunction with the financial
      statements and related notes included in the Statement of
                             Additional
                            Information.

                            International Equity Portfolio
                               Years Ended December 31,

                                                   1994         1993
   Net Asset Value, Beginning of Period         $1.0110      $1.0000
   Income from Investment Operations
   Net investment income                         0.0049       0.0009
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                    0.0563       0.0110
   Total from Investment Operations             0.0612       0.0119
   Less Distributions
   Dividends (from net investment income and
   Net Short-Term realized gains)              (0.0049)     (0.0009)
   Distributions (from capital gains)              -            -
   Initial Capitalization                          -            -
   Returns of Capital Total Distributions      (0.0049)     (0.0009)
   Net Asset Value End of Period                $1.0673      $1.0110

   Total Return (1)                               6.06%        1.19%
   Net Assets, End of Period                 32,180,949    3,126,038
   Average Commission Rate Paid Per Share
   Bought or Sold
   Ratio of Expenses to Average Net Assets       1.49%#      1.48%*#
   Ratio of Net Income to Average Net Assets      1.25%       1.09%*
   Portfolio Turnover Rate                       11.49%
   *    Annualized
        **The International Equity Portfolio was established
        effective December 1, 1993.
        #Percentages are shown net of expenses reimbursed by The
        Great-West Life Assurance Company or G W Capital
        Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
      For the Years Ended December 31, 1996, 1995, and 1994**

   The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                                  Mid-Cap Portfolio
                              Years Ended December 31,

                                                1996        1995         1994
   Net Asset Value, Beginning of Period      $1.3538       $1.1003      $1.0000
   Income from Investment Operations
   Net investment income                     (0.0083)        0.0018
   Net Short-Term realized gain                              0.0299       0.0076

   Net Gains or Losses on Securities
   (realized and unrealized)                   0.0890        0.2594       0.1003
   Total from Investment Operations            0.0807        0.2911       0.1079
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                                  (0.0317)     (0.0076)

   Distributions (from capital gains)        (0.0018)      (0.0059)         -
   Initial Capitalization                        -             -            -
   Returns of Capital Total
   Distributions                             (0.0018)      (0.0376)     (0.0076)
   Net Asset Value End of Period              $1.4327       $1.3538      $1.1003




   Total Return (1)                             5.96%        26.50%       10.86%
   Net Assets, End of Period              214,710,803   148,264,194   81,088,654
   Average Commission Rate Paid Per
   Share Bought or Sold                       $0.0461
   Ratio of Expenses to Average Net
   Assets                                      1.07%#        1.10%#      1.07%*#
   Ratio of Net Income to Average Net
   Assets                                      -0.66%         0.13%        1.26%
   Portfolio Turnover Rate                     80.31%       167.21%      166.12%










   *    Annualized
   **   The Mid-Cap Portfolio was established effective January
        3, 1994.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.
   #    Percentages are shown net of expenses reimbursed by The
        Great-West Life Assurance Company or GW Capital
        Management, Inc.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
      For the Years Ended December 31, 1996, 1995, and 1994**
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                               Corporate Bond Portfolio
                               Years Ended December 31,
                                            1996         1995      1994
   Net Asset Value, Beginning of Period  $1.1521      $0.9716   $1.0000
   Income from Investment Operations
   Net investment income                  0.0825       0.0842    0.0137
   Net Short-Term realized gain           0.0055       0.0159
   Net Gains or Losses on Securities
   (realized and unrealized)              0.0269      0.1835   (0.0284)
   Total from Investment Operations       0.1149      0.2836   (0.0147)
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term
   realized gains)                      (0.8800)     (0.1001)  (0.0137)
   Distributions (from capital gains)   (0.0172)     (0.0030)      -
   Initial Capitalization                   -            -         -
   Returns of Capital Total
   Distributions                        (0.1052)     (0.1031)  (0.0137)
   Net Asset Value End of Period         $1.1618      $1.1521   $0.9716

   Total Return (1)                       10.35%       30.19%      -1.47%
   Net Assets, End of Period          83,645,029   45,530,190    13,713,195
   Ratio of Expenses to
   Average Net Assets                      0.90%        0.90%      1.08%*
   Ratio of Net Income to Average
   Net Assets                              7.68%        7.89%      8.64%*
   Portfolio Turnover Rate                40.02%       24.70%      9.45%

        *Annualized
        **The Corporate Bond Portfolio was established effective
        November 1, 1994.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                    FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
      For the Years Ended December 31, 1996, 1995, and 1994**
    The following tables should be read in conjunction with the financial
      statements and related notes included in the Statement of
                   Additional  Information.

                          Maxim T. Rowe Price Equity/Income
                               Years Ended December 31,
                                            1996            1995
   Net Asset Value, Beginning of Period  $1.2633          $0.9805
   Income from Investment Operations
   Net investment income                  0.0299          0.0345
   Net Short-Term realized gain           0.0121          0.0051
   Net Gains or Losses on Securities
   (realized and unrealized)              0.2009          0.2841
   Total from Investment Operations       0.2429          0.3237
   Less Distributions
   Dividends (from net investment income
   and Net Short-Term realized gains)   (0.4200)          (0.0396)
   Distributions (from capital gains)   (0.0150)          (0.0013)
   Initial Capitalization                   -                 -
   Returns of Capital Total
   Distributions                        (0.0570)          (0.0409)
   Net Asset Value End of Period         $1.4492          $1.2633

   Total Return (1)                       19.39%          33.42%
   Net Assets, End of Period          69,535,900          310,950,195
   Average Commission Rate Paid Per
   Share Bought or Sold                  $0.0368
   Ratio of Expenses to Average
   Net Assets                             0.95%#          0.95%#
   Ratio of Net Income to Average
   Net Assets                              2.85%           3.46%
   Portfolio Turnover Rate                26.15%          14.00%

   *    Annualized
        **The Maxim T. Rowe Price Equity/Income fund was established effective November 1, 1994.
        #Percentage is shown net of expenses reimbursed by The
        Great-West Life Assurance Company or G W Capital
        Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                                FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
               For the Years Ended December 31,1994**

    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                          Maxim T. Rowe Price Equity/Income
                               Years Ended December 31,
                                                      1994

   Net Asset Value, Beginning of Period            $1.0000
   Income from Investment Operations
   Net investment income                            0.0061
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                      (0.0195)
   Total from Investment Operations               (0.0134)
   Less Distributions
   Dividends (from net investment income
   and Net Short-Term realized gains)             (0.0061)
   Distributions (from capital gains)                 -
   Initial Capitalization                             -
   Returns of Capital Total  Distributions        (0.0061)
   Net Asset Value End of Period                   $0.9805

   Total Return (1)                                 -1.34%
   Net Assets, End of Period                      2,110,302
   Average Commission Rate Paid Per
   Share Bought or Sold
   Ratio of Expenses to Average
   Net Assets                                        0.95%*#
   Ratio of Net Income to Average
   Net Assets                                        3.90%*
   Portfolio Turnover Rate                           2.74%

   *    Annualized
        **The Maxim T. Rowe Price Equity/Income fund was established effective November 1, 1994.
        #Percentage is shown net of expenses reimbursed by The
        Great-West Life Assurance Company or G W Capital
        Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
      For the Years Ended December 31, 1996, 1995, and 1994**
    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                            Maxim INVESCO Small-Cap Growth
                               Years Ended December 31,
                                            1996      1995      1994

   Net Asset Value, Beginning of Period  $1.2734   $1.0054   $1.0000
   Income from Investment Operations
   Net investment income                  0.0024    0.0069    0.0030
   Net Short-Term realized gain           0.1530    0.0272
   Net Gains or Losses on Securities
   (realized and unrealized)              0.1850    0.2846    0.0054
   Total from Investment Operations       0.3404    0.3187    0.0084
   Less Distributions
   Dividends (from net investment income
   and Net Short-Term realized gains)   (0.1554)  (0.0341)  (0.0030)
   Distributions (from capital gains)   (0.0254)  (0.0166)      -
   Initial Capitalization                   -         -         -
   Returns of Capital Total
   Distributions                        (0.1808)  (0.0507)  (0.0030)
   Net Asset Value End of Period         $1.4330   $1.2734   $1.0054

   Total Return (1)                       26.73%    31.79%     0.84%
   Net Assets, End of Period          31,827,778 6,385,180 2,022,380
   Average Commission Rate Paid Per
   Share Bought or Sold                  $0.0410
   Ratio of Expenses to Average
   Net Assets                             1.10%#    1.10%#   1.08%*#
   Ratio of Net Income to Average
   Net Assets                              0.25%     0.58%    1.86%*
   Portfolio Turnover Rate               265.05%   266.64%      -

   *    Annualized
        **The Maxim INVESCO Small-Cap fund was established effective November 1, 1994.
        #Percentage is shown net of expenses reimbursed by The
        Great-West Life Assurance Company or G W Capital
        Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
      For the Years Ended December 31, 1996, 1995, and 1994**

    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                  Maxim INVESCO ADR
                               Years Ended December 31,
                                            1996      1995      1994
   Net Asset Value, Beginning of Period  $1.1255   $0.9859   $1.0000
   Income from Investment Operations
   Net investment income                  0.0112    0.0120    0.0026
   Net Gains or Losses on Securities
   (realized and unrealized)              0.2266    0.1396  (0.0141)
   Total from Investment Operations       0.2378    0.1516  (0.0115)
   Less Distributions
   Dividends (from net investment income)(0.0112) (0.0120)  (0.0026)
   Distributions (from capital gains)   (0.0013)      -         -
   Initial Capitalization                   -         -         -
   Returns of Capital Total
   Distributions                        (0.0125)  (0.0120)  (0.0026)
   Net Asset Value End of Period         $1.3508   $1.1255   $0.9859

   Total Return (1)                       21.17%    15.48%     -1.16%
   Net Assets, End of Period           7,694,858 2,681,969   1,976,834
   Average Commission Rate Paid Per
   Share Bought or Sold                  $0.0628
   Ratio of Expenses to Average
   Net Assets                             1.33%#    1.50%#   1.50%*#
   Ratio of Net Income to Average
   Net Assets                              1.20%     1.17%    1.56%*
   Portfolio Turnover Rate                15.25%     5.88%     2.42%

   *    Annualized
        **The Maxim INVESCO ADR fund was established effective
        November 1, 1994.
        #Percentage is shown net of expenses reimbursed by The
        Great-West Life Assurance Company or G W Capital
        Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
              For the Year Ended December 31, 1996  **

    The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                         Maxim INVESCO Balanced Portfolio
                           Year Ended December 31,

                                                                1996
   Net Asset Value, Beginning of Period                      $1.0000
   Income from Investment Operations
   Net investment income                                      0.0052
   Net Short-Term realized gain                               0.0012
   Net Gains or Losses on Securities
   (realized and unrealized)                                  0.0408
   Total from Investment Operations                           0.0472
   Less Distributions
   Dividends (from net investment income and
   Short-Term realized gains)                               (0.0064)
   Distributions (from capital gains)
   Initial Capitalization                                       -
   Returns of Capital Total Distributions                   (0.0064)
   Net Asset Value End of Period                             $1.0408

   Total Return (1)                                            4.60%

   Net Assets, End of Period                              15,987,166
   Average Commission Rate Paid Per Share Bought or Sold     $0.0617
   Ratio of Expenses to Average Net Assets                    1.00%*
   Ratio of Net Income to Average Net Assets                  2.84%*
   Portfolio Turnover Rate                                    17.14%

   *    Annualized
        **The Maxim INVESCO Balanced Portfolio was established effective October 1, 1996.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                            INTRODUCTION

     Maxim  Series  Fund,  Inc.   (the  "Fund")  is  an  open-end
   management investment company (a mutual fund) that sells its shares to the Maxim Series Account, FutureFunds Series Account and Pinnacle Series Account of Great-West Life & Annuity Insurance Company ("GWL&A") and to the TNE Series (k) Account (collectively, the "Series Accounts") of Metropolitan Life Insurance Company ("MetLife"). The shares in the Series Accounts are currently used to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies (the "Variable Contracts") issued by GWL&A and MetLife. For information concerning your rights under a variable contract, see the applicable Series Account prospectus provided herewith. Shares of the Fund are, and may in the future be, used to fund benefits under other contracts issued by GWL&A, its affiliates, MetLife or other insurance companies. G W Capital Management, Inc. ("GW Capital Management")is the Investment Adviser for the Fund. The day-to-day management of certain Portfolios of the Fund is carried out by sub-advisers which are not affiliated with GW Capital Management.

                        THE FUND PORTFOLIOS

     Each  portfolio  has   its  own  investment  objective   and
   investment strategy. The investment objective of any portfolio may not be changed without a vote of a majority of the shares of that portfolio. A more detailed description of the Fund's investment policies and a glossary further describing certain investment securities mentioned in the discussions that follow are contained in the Statement of Additional Information.

   Money Market Portfolio

        The investment objectives of the Money Market Portfolio are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities.

        The assets of the Money Market Portfolio are invested in money market instruments with remaining maturities not exceeding 13 months. The Money Market Portfolio also maintains a dollar-weighted average portfolio maturity of ninety days or less. The money market instruments in which the Portfolio may invest include the following:

        1. U.S. government securities and government agency securities. U.S. government securities consist of various types of marketable securities by the United States Treasury, such as bills, notes and bonds. Such securities are direct obligations of the United States Government. U.S. government agency securities are debt securities issued by government-sponsored enterprises, federal agencies and international institutions. Such securities are not direct obligations of the U.S. Treasury but involve government sponsorship or guarantees. Among the agencies whose debt securities may be purchased are: the Government National Mortgage Association and Federal Housing Administration, whose instruments are supported by the full faith and credit of the United States; the Farm Credit Bank, whose instruments are not direct obligations of the United States, although the Farm Credit Bank is supported by its ability to borrow from the U.S. Treasury; and the Federal Land Bank, Federal Home Loan
   Bank and Federal Home Loan Mortgage Corporation, whose instruments are not supported by the U.S. Treasury, but only by the credit of the issuing agency;

        2. Certificates of deposit, time deposits, swap deposits and bankers' acceptances of (i) U.S. commercial banks or savings and loan associations having total assets in excess of $1 billion, or (ii) other U.S. commercial banks or savings and loan associations, foreign branches of U.S. banks, and U.S. branches of foreign banks if such bank obligations are fully insured by the Federal Deposit Insurance Corporation;

        3. Commercial paper, including variable amount master demand notes;

        4. Repurchase and reverse repurchase agreements. A repurchase agreement is an instrument under which the purchaser (e.g., the Fund) acquires ownership of the obligation (debt security) and the seller agrees at the time of the sale to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Reverse repurchase agreements involve the sale of securities held by the Portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Investment Adviser, acting under the supervision of the Board of Directors, reviews the credit worthiness of those dealers with whom the Portfolio enters into repurchase agreements; and

        5. Other money market instruments that the Portfolio may from time-to-time invest in include floating rate notes and Eurodollar certificates of deposit if denominated in U.S. currency.

        The Money Market Portfolio generally invests in instruments (other than U.S. government securities) that have received the highest rating by at least one nationally recognized statistical rating organization ("NRSRO"), securities whose issuer has received such ratings with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument acquired, or securities which are determined or ratified by the Fund's Board of Directors as being comparable to the foregoing securities. The Money Market Portfolio only enters into repurchase agreements that are collateralized entirely by U.S. government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating categories by at least one NRSRO.

        In addition to following the foregoing guidelines, the Money Market Portfolio intends otherwise to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as applicable to the Portfolio.

   Bond Portfolio

        The investment objective of the Bond Portfolio is to seek to achieve maximum total return, consistent with the preservation of capital, through investment in an actively managed portfolio of debt securities.

        The Portfolio will normally consist of securities with various maturities but the weighted average maturity will be 2 to 10 years.

        Under  normal  circumstances,  the  Portfolio  intends  to invest at least 65% of its net assets in debt securities of the U.S. Government and its agencies; foreign governments, agencies and supra-national organizations; and, domestic or foreign corporations. The Portfolio may also invest in mortgage related and other asset-backed securities, domestic and foreign commercial banks and money markets including commercial paper, bankers acceptances, certificates of deposit, time deposit and repurchase agreements.

        Foreign debt exposure will be limited to a maximum of 40% of total assets (measured at the time of acquisition) in foreign debt, with a maximum of 20% of total assets (measured at the time of acquisition) in non-U.S. dollar denominated foreign debt. No more than 25% of the total assets (measured at the time of acquisition) may be invested in securities of issuers located in a single country, other than the U.S. See "Foreign Investment Risks" in this prospectus.

        Foreign currency exchange transactions may be utilized in an attempt to protect against uncertainty in the level of future exchange rates. See "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may invest in up to 10% of its total assets (measured at the time of acquisition) in securities of below investment grade quality, commonly referred to as "junk bonds." Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of these securities more difficult. Securities in the lowest investment grade category BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investor Service, Inc. ("Moody's) have some speculative characteristics.

        The Portfolio will also be able to invest in when-issued securities or forward commitments, engage in securities lending, reverse repurchase agreements and have the ability to borrow money for temporary administrative or emergency purposes. Securities may be purchased on a when-issued basis and may be purchased or sold on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices and/or secure a favorable rate of return. The Statement of Additional Information contains more detailed information about these investment practices.

        In order to shorten/lengthen or hedge the duration of the Portfolio and for the purpose of both hedging the foreign currency and interest-rate risks associated with the Portfolio securities and increasing the total return of the Portfolio, active interest rate management techniques through options, futures contracts, options on certain futures contracts, interest rate swaps and interest rate caps and floors may be utilized in the Portfolio. The Statement of Additional Information contains more detailed information about these investment practices.

        The portfolio turnover rate for the Portfolio in 1996 was in excess of 100%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.

   U.S. Government Securities Portfolio

        The investment objective of the U.S. Government Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing at least 65% of its total assets in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

        Investment by the U.S. Government Securities Portfolio in U.S. government securities will include direct pass-through mortgage certificates issued by those government agencies whose obligations are backed by the full faith and credit of the United States Government, such as the Government National Mortgage Association ("GNMA") or the Federal Housing Administration. Such pass-through certificates represent individual interests in pools of mortgages insured by the Veterans Administration, the Farmers' Home Association, Federal Housing Administration or any other government agency. Owners of pass-through certificates are entitled to receive a pro-rata share of the net payments received on the underlying mortgages, hence such payments are "passed through" to the owner. Accordingly, the amount and frequency of payments on such pass-through certificates depends on the rate of prepayments on the underlying mortgages, which may vary based upon a variety of economic factors.

        The Portfolio may also invest in other U.S. government securities, such as U.S. Treasury bills, notes and bonds, or in certificates representing individual interests in pools of such U.S. Treasury securities. The payment of principal and interest to the Portfolio on such certificates is fully backed by the U.S. Government.

        The Portfolio also may invest in securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC").

        FNMA and FHLMC both issue mortgage-backed securities that are similar to GNMAs in that they represent interests in pools of mortgage loans. FNMA guarantees timely payment of interest and principal on its certificates.

        FHLMC guarantees timely payment of interest and ultimate payment of principal. The FNMA and FHLMC guarantees are backed only by those agencies and not by the full faith and credit of the United States.

        The Portfolio also may invest in private mortgage pass-through securities and collateralized mortgage obligations ("CMOs"). These CMOs may take the form of those issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

        The Portfolio may also enter into reverse dollar repurchase agreements ("dollar rolls") of mortgage-backed securities in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for proceeds of the initial sale. Liquid assets equal to the value of the outstanding repurchase commitments are segregated from general investible funds and will be marked to market daily. The risk associated with dollar roll transactions is that the securities may not be delivered and the Portfolio may incur a loss or will have lost the opportunity to otherwise invest the amount set aside for such transaction in the segregated asset account. As of December 31, 1996, 8.53% of the Portfolio was comprised of investments subject to dollar roll transactions.

        The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices and/or secure a favorable rate of return. The Statement of Additional Information contains more information about these investment practices.

        The market value of securities held by the Portfolio can be expected to decline when interest rates rise. Thus, the U.S. Government Securities Portfolio will generally shorten the average maturity of the Portfolio when interest rates are rising and lengthen the average maturity when interest rates are falling in order to optimize the total return of the Portfolio.

        The Portfolio  also may hold  money market instruments  as
   it  believes  is   advisable  to  maintain  liquidity  or   for
   temporary defensive purposes.

        The portfolio turnover rate for the Portfolio in 1996 was in excess of 100%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.

   Total Return Portfolio

        The investment objective of the Total Return Portfolio is to seek to obtain the highest possible total return, a combination of income and capital appreciation, consistent with reasonable risk.

        In seeking its investment objective, the Total Return Portfolio invests in three market segments: equity securities, fixed income securities and money market instruments. The

   Portfolio invests in equity securities consisting primarily of common stock of domestic issuers and any warrants or rights which may be attached to such common stock. The Portfolio also may, from time to time, purchase convertible common stock of such issuers or common stock of foreign issuers. Fixed income securities in which the Portfolio may invest primarily include obligations of domestic corporations and governments (federal, state or municipal obligations) and agencies thereof. Occasionally, the Portfolio may invest in debt obligations of foreign governments. See "Investment Limitations" for certain limitations applicable to investment in securities of foreign issuers.

        The Investment Adviser places primary emphasis on the mix of investments among the three market segments in accordance with the Adviser's appraisal of investments most likely to achieve the highest return based upon its judgment as to economic prospects and the outlook for interest rates and the equity markets. The selection of an individual security within a market segment by the Investment Adviser will be based on the Adviser's view of the relative attractiveness of the security. There are no minimum or maximum percentages as to the amount of the Portfolio's assets which may be invested in each of the market segments. Major changes in investment mix may occur several times a year or over several years, depending upon perceived market and economic conditions.

        Except for restrictions noted herein and under "Investment Restrictions" in the Statement of Additional Information, the Investment Adviser has complete flexibility in determining the amount and nature of equity securities, fixed income securities or money market instruments in which the Portfolio may invest.

        The Portfolio normally invests for long-term gains. It may, however, invest for short-term gain when, in the view of the Investment Adviser, evolving economic, business and market conditions so warrant.

   MidCap Portfolio

        The Portfolio's investment objective is long-term growth of capital. The Portfolio will normally invest at least 65% of its assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index (the "S&P MidCap"). Companies whose capitalization falls outside this range after the Portfolio's initial purchase continue to be considered medium-sized companies for purposes of this policy. As of December 30, 1996, the S&P MidCap included companies with capitalizations between approximately $192 million to $6.5 billion. The range of the S&P MidCap is expected to change on a regular basis. Janus Capital Corporation serves as sub-adviser to this Portfolio. As such it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Medium-sized companies may suffer more significant losses as well as realize more substantial growth than larger capitalized, more established issuers. Thus, investments in
   such  companies   tend  to  be   more  volatile  and   somewhat
   speculative.

        The Portfolio invests substantially all of its assets in common stock when it is believed that the relevant market environment favors profitable investing in those securities. Common stock investments are selected in industries and companies that are believed to be experiencing favorable demand for their products and services, and which operate in a favorable competitive and regulatory climate. The process of analysis and selection focuses on earnings growth potential. In particular, the Portfolio intends to buy stocks with earnings growth potential that may not be recognized by the market. Securities are selected solely for their capital growth potential; investment income is not a consideration.

        The Portfolio may also purchase securities of foreign issuers pursuant to the same selection criteria applicable to domestic issuers. In addition, factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for relative economic growth amongst countries, regions or geographic areas may warrant greater consideration in selecting foreign stocks. If appropriate, the Portfolio may purchase foreign securities through dollar-denominated American Depository Receipts, which do not involve the same direct currency and liquidity risks as securities denominated in foreign currency and which are issued by domestic banks and publicly traded in the United States. The Portfolio may invest up to 25% of its total assets (measured at the time of acquisition) in foreign securities denominated in foreign currency and not publicly traded in the United States.

        Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. These risks include the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets and the Portfolio will incur costs in converting foreign currencies to U.S. dollars. Custody charges are generally higher for foreign securities.

        The Portfolio may invest in "special situations" from time to time. A special situation arises when it is believed that the securities of a particular company will be recognized and appreciate in value due to a specific development at that company. Developments creating a special situation might include a new product or process, a management change or a technological breakthrough. Investment in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not result in the anticipated economic impact on the value of a company's securities.

        The Portfolio may also purchase and write options on securities (including index options) and options on foreign currencies, and may invest in futures contracts for the purchase or sale of instruments based on financial indices, including interest rates or an index of U.S. Government or foreign government securities or equity or fixed income securities futures contracts on foreign currencies and fixed income securities ("futures contracts"), options on futures contracts, forward contracts and swaps and swap-related products. These instruments will be used primarily to hedge the Portfolio's positions, i.e., to attempt to reduce the overall level of investment risk that normally would be expected to be associated with the Portfolio's assets and to attempt to protect the Portfolio against market movements that might adversely affect the value of the Portfolio's securities or the price of securities that the Portfolio is considering purchasing.

        The use of futures, options, forward contracts and swaps exposes the Portfolio to additional investment risks and transaction costs. If these techniques are utilized to protect the Portfolio against potential adverse movements in the securities, foreign currency or interest rate markets using these instruments, and such markets do not move in a direction adverse to the Portfolio, the Portfolio could be left in a less favorable position than if such strategies had not been used. Risks inherent in the use of futures, options, forward contracts and swaps include (1) the risk that interest rates, securities prices and currency markets will not move in the directions anticipated; (2) imperfect correlation between the

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   price of  the securities  or currencies  being hedged;  (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the
   possible  absence  of   a  liquid  secondary  market  for   any
   particular instrument at any time; and (5) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

        The Portfolio may invest in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public but that can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists. See "Illiquid Securities" in this prospectus.

        Although the Portfolio may normally invest primarily in equity securities, it may increase its cash position when investment opportunities with desirable risk/reward characteristics cannot be located. The Portfolio may also invest in preferred stocks, warrants, government securities, corporate bonds and debentures, high-grade commercial paper, certificates of deposit or other debt securities when it is believed there is an opportunity for capital growth for such securities or so that the Portfolio may receive a return on idle cash. When the Portfolio invests in such securities, investment income will increase and may constitute a large portion of the return on the Portfolio. Consequently, the Portfolio may not participate in market advances or declines to the extent that it would if it remained fully invested in common stocks.

        The Portfolio may also invest in money market securities for defensive purposes or as a cash reserve.

   International Equity Portfolio

        The Portfolio's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Although the Portfolio will generally invest in common stock and certain debt securities, rated or unrated, such as convertible bonds and bonds selling at a discount, whenever, in the judgment of the sub-adviser, market or economic

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   conditions warrant, the Portfolio may, for temporary  defensive
   purposes,  invest   without  limitation   in  U.S.   government
   securities, money market instruments, bank time deposits in the currency of any major nation and commercial paper.

        The investments of the Portfolio in foreign issuers may involve special risks in addition to those normally associated with investments in the securities of U.S. issuers. For example, there may be less publicly available information about foreign issuers than is available for U.S. issuers, and foreign auditing, accounting, and financial reporting practices may differ from U.S. practices. Also, foreign securities markets may be less active than U.S. markets, trading may be thin and consequently securities prices may be more volatile. Generally, all foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, the imposition or tightening of exchange controls or other limitations, the repatriation of foreign capital, and changes in foreign governmental attitudes towards private investment, possibly leading to nationalization, increased taxation, or confiscation of underlying fund assets. Also, there is the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

        The Portfolio is authorized to invest in medium quality or high risk, lower quality debt securities that are rated between BBB and as low as CCC by Standard & Poor's Corporation ("S&P") and between Baa and as low as Caa by Moody's Investors Service, Inc. ("Moody's"), commonly known as "high yield" (or "junk") bonds, or, if unrated, are of an equivalent investment quality, as determined by the sub-adviser. As an operating policy, which may be changed by the Board of Directors without shareholder approval, the Portfolio will not invest more than 10% of its total assets in debt securities rated BBB or lower by S&P or Baa or lower by Moody's; however, this limitation is inapplicable to unrated foreign convertible bonds which are convertible at any time into equity securities suitable for investment by the Portfolio. The Board may consider a change in this operating policy if, in its or the sub-adviser's judgment, economic conditions change such that a higher level of investment in high risk, lower quality debt securities would be consistent with the interest of the Portfolio and its shareholders. The Portfolio usually effects currency exchange transactions on a spot (i.e., cash) basis or on a forward commitment basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Portfolio converts assets from one currency to another.

        The   Portfolio  may   purchase   and  write   options  on
   securities and certain futures contracts and invest in  certain

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   futures contracts.  The  Statement  of  Additional  Information contains more detail about these investment practices. For temporary defensive purposes, the Portfolio may invest in cash, money market instruments and may also purchase from banks or broker/dealers Canadian or U.S. government securities with a simultaneous agreement by the seller to repurchase them within more than seven days at the original purchase price, plus accrued interest.

   Stock Index Portfolio

        The investment objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market. The Portfolio will pursue this objective by investing in common stocks traded on the New York Stock Exchange and the American Stock Exchange and, to a limited extent, in the over-the-counter markets.

        Standard & Poor's Corporation ("S&P") chooses the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and such companies are generally listed on the New York Stock Exchange. Additional stocks that are not among the 500 largest market value stocks are included in the S&P 500 Index for diversification purposes.

        The S&P MidCap Index is market-weighted and consists of 400 stocks of domestic companies, having a median market capitalization of approximately $1.6 billion. The stocks included in the S&P 500 Index and the S&P MidCap Index do not overlap.

        Because smaller capitalized companies, regardless of their shares outstanding, sometimes exhibit illiquidity in the market, minimum trading volume constraints are placed on issues selected for the S&P MidCap Index. For this reason, the S&P MidCap Index includes a small number of lesser known companies in well known industries whose shares are more liquid.

        S&P is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Portfolio will attempt to duplicate the performance of the S&P 500 Index and the S&P MidCap Index while keeping transaction costs low and minimizing Portfolio turnover. To achieve its investment objective, the Portfolio will purchase equity securities that, in the Adviser's opinion, will

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   reflect, as  a group,  the composite  price performance  of the
   S&P 500 Index and the S&P MidCap Index. Like these indices, the Portfolio will hold both dividend-paying and non-dividend paying common stocks. Under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included on the S&P 500 Index and the S&P MidCap Index.

        A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.

        See  also "Index Portfolio Management"  in this Prospectus
   for  more   information  on  management   practices  and  risks
   associated with index-type portfolios.

   Small-Cap Index Portfolio

        The investment objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 2000 Index. The Russell 2000 Index was developed in 1979 by the Frank Russell Company to track the stock market performance of a broadly diversified group of small capitalization domestic stocks. As of December 31, 1996, the median market capitalization of issues comprising the Russell 2000 Index was approximately $360 million.

        The Portfolio intends to pursue this objective by investing primarily in common stocks issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the approximately 2,000 securities in the Russell 2000 Index because of the administrative costs involved and the expenses associated with trading less active securities. Instead, the Portfolio may hold a representative sample of securities included in the Russell 2000 Index.

   The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Russell 2000 Index is a subset of the larger Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks. The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of
   Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 2000 Index

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






   consists of the 2000 smallest stocks within the Russell 3000, representing approximately 6% of the Russell 3000 Index total market capitalization.

        The  Russell  2000  Index  is  reconstituted  annually  to reflect changes in the marketplace. The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June 30. As well, securities that leave the Russell 2000 Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate.

        The annual turnover rate of the Russell 2000 Index is significant, often as high as 25% per year of the total market capitalization of the Index. This investment strategy will be implemented only to the extent it is consistent with maintaining the Fund's qualification as a regulated investment company under the Internal Revenue Code (see "Dividends, Distributions and Taxes). The Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's annual gross income be derived from the sale or other disposition of stocks or securities (including options and futures contracts) held for less than three months.

        Historically, small capitalization stocks, which constitute the Portfolio's primary investments, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic conditions. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Portfolio may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

        The Portfolio  intends that,  under normal  circumstances,
   at  least  80%  of  its  total   assets  will  be  invested  in
   securities included in the Russell 2000 Index.

        See also  "Index Portfolio Management"  in this Prospectus
   for  more  information   on  management  practices  and   risks
   associated with index-type portfolios.


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






   Maxim T. Rowe Price Equity/Income Portfolio

        The investment objective of the Maxim T. Rowe Price Equity/Income Portfolio is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio will emphasize companies with favorable prospects for increasing dividend income and secondarily, capital appreciation. T. Rowe Price Associates, Inc. serves as sub-adviser of this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Over time,  the income component  (dividends and  interest earned) of the Portfolio's investments is expected to be a significant contributor to the Portfolio's total return. Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

        The investment program of the Portfolio is based on several premises. First, it is believed that, over time, dividend income can account for a significant component of the total return from equity investments. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, it is believed that stocks which distribute a high level of current income tend to have less price volatility than those which pay below-average dividends.

        To achieve its objective, the Portfolio, under normal circumstances, will invest at least 65% of its total assets in income-producing common stocks, whose prospects for dividend growth and capital appreciation are considered favorable. To enhance capital appreciation potential, the Portfolio will also use a value-oriented approach, which means it will invest in stocks believed to be currently undervalued in the marketplace. The Portfolio's investments will generally be made in companies which share some of the following characteristics: established operating histories; above-average current dividend yields relative to the Standard & Poor's 500 Stock Index ("S&P 500"); low price/earnings ratios relative to the S&P 500; sound balance sheets and other financial characteristics; and, low stock price relative to a company's underlying value as measured by assets, earnings, cash flow, or business franchises.

        The Portfolio may also invest its assets in fixed income securities (corporate and government bonds of various maturities). The Portfolio may also invest in municipal bonds

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






   when  the expected  total  return  from such  bonds appears  to
   exceed   the  total   returns  obtainable   from  corporate  or
   government bonds of similar credit quality.

        Debt securities in which the Portfolio may invest may include high yield/high risk bonds, commonly referred to as "junk bonds." The total return and yield of lower quality bonds can be expected to fluctuate more than the total return and yield of higher quality, shorter-term bonds, but not as much as common stocks. Junk bonds are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. The Portfolio will not purchase a non-investment grade debt security (or "junk bond"), if immediately after such purchase the Portfolio would have more than 10% of its total assets (measured at the time of acquisition) invested in such securities.

        The Portfolio may invest up to 10% of its total assets (measured at the time of acquisition) in hybrid instruments. These instruments combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of some commodity, currency or securities index. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

        Although the Portfolio will invest primarily in U.S. common stocks, it may also purchase other types of securities. For example, the Portfolio may invest up to 25% of its total assets (measured at the time of acquisition) in securities issued by foreign issuers, including non-dollar denominated securities traded outside the U.S. and dollar denominated securities traded in the U.S. (such as ADRs). See "Foreign Investment Risks" in this prospectus.

        The Portfolio also may invest in convertible securities and warrants. Convertible securities may include debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).


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






        The Portfolio may also engage in a variety of investment management practices, such as buying and selling futures and options. The Statement of Additional Information contains more detailed information about these practices.

   Maxim INVESCO Small-Cap Growth Portfolio

        The investment objective of the Maxim INVESCO Small-Cap Growth Portfolio is to seek long-term capital growth. The Portfolio seeks to achieve this objective by investing at least 65% of assets in a diversified group of equity securities of emerging growth companies with market capitalizations of $1 billion or less at the time of initial purchase ("small-cap companies"). INVESCO Trust Company serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        In selecting investments, the Portfolio will seek to identify small-cap companies that are undervalued in the marketplace and/or have earnings that may be expected to grow faster than the U.S. economy in general. Under normal circumstances, the Portfolio intends to invest at least 65% of its total assets in equity securities of small-cap companies, consisting of common and preferred stocks, convertible debt securities, and other securities having equity features. The remainder of the Portfolio's assets may be invested in equity securities of companies with market capitalizations in excess of $1 billion, debt securities and short-term investments, as described below.

        In selecting the small-cap companies in which the Portfolio will invest, an attempt will be made to identify companies in any industry that are thought to have the best opportunity for capital appreciation within their industry grouping, subject to the additional requirement that the companies are determined to be in the developing stages of their life cycle, and have demonstrated, or are expected to achieve, long-term earnings growth. In selecting investments in equity securities of companies with market capitalizations in excess of $1 billion at the time of initial purchase, the
   Portfolio will seek securities that are consistent with the objective of long-term capital growth. Equity securities purchased for the Portfolio are traded principally in the over-the-counter ("OTC") market, although securities traded on national, regional or foreign stock exchanges may also be purchased.

        The Portfolio may also invest in debt securities including U.S. Government and corporate debt securities. Investment in U.S. government securities may consist of

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






   securities issued or guaranteed by the U.S. Government and any agency or instrumentality of the U.S. Government. The Portfolio may invest in both investment grade and lower-rated corporate debt securities. However, the Portfolio will not invest more than 5% of its total assets (measured at the time of purchase) in corporate debt securities that are rated below BBB by S&P or Baa by Moody's or, if unrated, are securities judged to be equivalent in quality to debt securities having such ratings. In no event will the Portfolio invest in a debt security rated below CCC by S&P or Caa by Moody's.

        The short-term investments of the Portfolio may consist of U.S. government and agency securities, domestic bank certificates of deposit and bankers' acceptances, and commercial paper rated A-1 by S&P or P-1 by Moody's, as well as repurchase agreements with banks and registered broker-dealers and registered government securities dealers with respect to the foregoing securities. The Portfolio's assets invested in U.S. government securities and short-term investments will be used to maintain liquidity. As well, when market conditions are believed to warrant such action, the Portfolio may invest all or a portion of its assets temporarily in high grade corporate bonds or notes, U.S. government securities or equity securities of larger, more established companies, or hold its assets in cash or cash equivalents, for defensive purposes. While the Portfolio is in a temporary defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments; however, the ability to maintain a temporary defensive investment position provides the flexibility for the Portfolio to seek to avoid capital loss during market down turns.

        The Portfolio may invest in equity securities and corporate debt obligations which may consist of securities issued by foreign issuers. Up to 25% of the Portfolio's total assets, measured at the time of purchase, may be invested directly in foreign securities. Securities of Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") are not subject to this 25% limitation. Foreign investments can involve risks, however, that may not be present in domestic securities. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may make commitments in an amount of up to 10% of the value of its total assets at the time any commitment is made to purchase or sell securities on a when-issued or delayed delivery basis (i.e., securities may be purchased or sold by the Portfolio with settlement taking

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   place  in  the  future,  often  a  month  or  more  later). The
   Statement of Additional Information contains more detailed information about these investment practices.

        The Portfolio also may invest in securities which are illiquid because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, they are not readily marketable. Investments in illiquid securities involve certain risks to the extent that the Portfolio may be unable to dispose of such a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Portfolio might have to bear the expense and incur the delays associated with effecting registration. See "Illiquid Securities" in the prospectus.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in futures contracts. The Statement of Additional Information contains more detail about these investment practices.

        The portfolio turnover rate for the Portfolio in 1996 was in excess of 200%. High portfolio turnover rates generally result in higher transactions costs (which are borne directly by the Portfolio) and may result in greater tax liability.


   Maxim INVESCO ADR Portfolio

        The investment objective of the Maxim INVESCO ADR Portfolio is to achieve a high total return on investment through capital appreciation and current income, while reducing risk through diversification. In pursuing this objective, substantially all of the Portfolio's assets will be invested in foreign securities that are issued in the form of American Depository Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission ("SEC") and traded in the U.S. INVESCO Trust Company serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        ADRs are negotiable certificates, issued by a U.S. depository bank, which represent an ownership interest in shares of non-U.S. companies that are being held by a U.S. depository bank. Each ADR may represent one ordinary share (or a fraction or multiple of an ordinary share) on deposit at the depository bank. The foreign shares held by the depository bank are known as American Depository Shares (ADSs). Although there is a technical distinction between ADRs and ADSs, market participants often use the two terms interchangeably. ADRs are

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   traded freely  on  U.S.  exchanges  or in  the  U.S.  over-the-
   counter  market. ADRs can  be issued  under different  types of
   ADR  programs,  and,  as  a  result,   some  ADRs  may  not  be
   registered with the SEC.

        The stocks in the ADR Portfolio will be selected from a universe of approximately 2,200 stocks of large and medium-sized capitalization, non-U.S. companies for which a computer database of accounting data has been developed. These stocks are subjected to a computer analysis that compares the current stock price to measures such as book value, historical return on equity, the company's ability to reinvest capital, dividends and dividend growth. This analysis is based on a proprietary model developed by the sub-adviser which ranks securities by relative value.

        Once companies with a favorable relative valuation are identified, they are subject to fundamental analysis by the sub-adviser to try to determine whether the historical record that contributed to the favorable ranking can be extended. Factors considered in this analysis include the company's business strategy, competitive position and business environment. Based on this fundamental analysis, the number of potential investment securities is reduced to form a group of securities that the sub-adviser uses to build the Portfolio. The country and industry weightings are a by-product of the stock selection process.

        ADRs are a convenient alternative to direct purchases of shares on foreign stock exchanges. Although they offer investment characteristics that are virtually identical to the underlying ordinary shares, they are often as easy to trade as stocks of U.S. domiciled companies. A high level of geographic and industry diversification can be achieved using ADRs, with all transactions and dividends being in U.S. dollars and annual reports and shareholder literature printed in English. On occasion, the sub-adviser may decide that it is economical to have additional ADRs created or cause a bank to issue ADRs for companies that have not previously had an ADR facility.

        The ADR Portfolio's investment return and the value of the assets in the Portfolio primarily will be dependent upon changes in the market value of its equity investments, which will fluctuate based upon the growth and earnings of the companies in which it invests, general conditions affecting the markets for equity securities and exchange rate movements between the U.S. dollar and overseas currencies. The Portfolio also may hold cash or cash equivalents to maintain liquidity or for temporary defensive purposes.

        The   Portfolio  may   purchase   and  write   options  on
   securities and certain futures contracts and invest in  futures

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






   contracts. The Statement of Additional Information contains more detail about these investment practices.

        Foreign investments can involve risks, however, that may not be present in domestic securities. See "Foreign Investment Risks" in this prospectus.

        Although the Portfolio invests in U.S. dollar denominated shares of foreign companies, the Portfolio's share value is affected by changes in currency exchange rates. As one way of managing exchange rate risk, the Portfolio may enter into forward foreign currency exchange contracts. See "Foreign Currency Exchange Transactions" in this prospectus.



   Small-Cap Value Portfolio

        The investment objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted, preferred stock or foreign securities. In seeking capital appreciation, consideration will be given to undervalued small and medium sized companies in industries that demonstrate a strong potential for growth, financially strong companies with distinct market niches offering quality products or services, outstanding management teams and a proven record of success. Ariel Capital Management serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall
   supervision  of   the  Fund's  Board   of  Directors  and   the
   Investment Adviser.

        As a means of controlling risk, industries that are believed to be inherently unpredictable specifically, cyclical, commodity-based and start-up industries will be avoided. The Portfolio will be constructed on a stock by stock basis with little attention devoted to the macro-economic outlook of a particular industry.

        The Portfolio will adhere to a disciplined investment philosophy which incorporates strict guidelines regarding individual securities. When initiating a position, the
   Portfolio will focus on issuers generally ranging in market capitalization from $50 million to $1.5 billion. As such, the median market capitalization of the Portfolio is not expected to exceed $1 billion. Since these companies may be less widely followed by market analysts, it is believed that they present greater opportunity for exceptional returns.



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






        Additionally, in keeping with a value approach, the Portfolio will generally invest in companies whose equities are trading at an expected price/earnings ratio of 13-1 or less over the next 12 months' earnings estimate and at a low price relative to book value, current sales and total assets. Expected earnings may represent normalized earnings or be adjusted for amortization of non-cash charges. When executing this philosophy, assets of the Portfolio will not trade or time the market for quick gains. Rather, a fully invested portfolio is maintained by following a conservative philosophy of investing for the long-term. A security will be sold if it is believed that its price/earnings multiple reflects that the security may be over-valued and/or that it is no longer perceived as having strong potential for growth. Specifically, when a stock is trading at a price of 19-20 times its forward 12 months' earnings estimates, it is believed such stock reflects popular interest. In keeping with a long-term approach, a security will not be sold because of a short-term earnings disappointment. However, a holding will be sold if it is believed that the company's business has undergone fundamental changes that will negatively affect its stock price or if there is a loss of faith in a management's ability to execute the company's stated goals and objectives.



        The Portfolio may invest in foreign securities offering potential for growth. Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. These risks include the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets and the Portfolio will incur costs in converting foreign currencies to U.S. dollars. Custody charges are generally higher for foreign securities.

        The Portfolio also may invest in money market securities for temporary or emergency purposes or solely as a cash reserve. The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Statement of Additional Information contains more detail about these investment practices.


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






        The Portfolio currently observes the following operating policies, which may be changed without shareholder approval:
   (1) the Portfolio actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with a poor environment; and (2) the Portfolio will not invest in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

        It is believed that there are long-term benefits inherent in an investment philosophy that demonstrate concern for the
   environment,    human    rights,   economic    priorities   and
   international relations.

        The  sub-adviser  has engaged  the  services  of  Franklin
   Research and Development Corporation of Boston to provide environmental screening for all issuers selected for the Portfolio. Franklin provides information and opinions on the companies' environmental histories. However, Franklin does not make recommendations or provide investment advice concerning the purchase or sale of securities for the Portfolio.

   Corporate Bond Portfolio



        The investment objective of the Corporate Bond Portfolio is high total investment return through a combination of current income and capital appreciation. The Corporate Bond Portfolio seeks to achieve its investment objective by investing in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks. In achieving high total investment returns through a combination of current income and capital appreciation, the Portfolio will normally invest at least 65% of its total assets in bonds. A limited portion of its assets may also be invested in securities of foreign issuers and up to 35% of its total assets (measured at the time of acquisition) in securities of below investment grade quality. The Portfolio may also hold a portion of its assets in cash or money market instruments. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio, subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        The Portfolio may invest in fixed-income securities of any maturity. Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income in fixed-income securities for any particular period. Therefore, the net asset value of the Portfolio's shares will vary as a result of changes in the value of the securities held. Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates. In general, the values of fixed-income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

        The Portfolio may invest a portion of its assets in securities rated below investment grade (that is, below BBB by S&P or Baa by Moody's), including securities in the lowest rating categories and comparable unrated securities. The Portfolio may invest up to 35% of its total assets (measured at the time of acquisition) in such securities. For purposes of this percentage, a security will be treated as being of investment grade quality if at the time it is acquired at least one major rating agency has rated the security in its top four rating categories (even if another agency has issued a lower rating), or if the security is unrated but it is otherwise determined to be of comparable quality. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower rated fixed-income securities are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of the Portfolio investing in lower rated fixed-income securities may be more dependent on credit analysis than is the case with higher quality bonds. The market for lower rated fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB by S&P or Baa by Moody's) have some speculative characteristics.

        The Portfolio also may invest in "zero coupon" fixed-income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. If the Portfolio invests in zero coupon securities, it is required to distribute the income on these securities as the income accrues, even though the Portfolio is not receiving the income and cash on a current basis. Thus, the Portfolio may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed-income securities of comparable quality and maturity.

        The Portfolio also may invest in securities of issuers organized or headquartered outside of the United States. The Portfolio will not purchase a foreign security if, as a result, its holdings of foreign securities would exceed 20% of its total assets (measured at the time of acquisition); however, the Portfolio may invest any portion of its assets in securities of Canadian issuers. Foreign investments can involve risk that may not be present in domestic securities. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless it has been determined that the particular issue of Rule 144A securities is liquid. See "Illiquid Securities" in this prospectus.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Portfolio may also engage in the following investment practices each of which involves certain special risks: collateralized mortgage obligations, when-issued securities and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.

   Maxim INVESCO Balanced Portfolio

        The Maxim INVESCO Balanced Portfolio (the "Portfolio") seeks to achieve a high total return on investment through capital appreciation and current income. The Portfolio pursues this objective by normally investing 50% to 70% of its total assets in common stocks, and the remainder in fixed-

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






   income securities, including money market instruments. At least 25% of the Portfolio's assets normally will be invested in fixed income securities issued by the U.S. Government, its agencies and instrumentalities, or in investment grade corporate bonds. The capital appreciation component of total return includes both realized and unrealized appreciation. There is no guarantee that the Portfolio will meet its objective.

        In selecting equity investments, the Portfolio will seek to identify companies with better-than-average earnings growth potential are sought, as well as companies within industries identified as well-positioned for the current and expected economic climate. Because current income is a component of total return, dividend payout records are also considered. Most of these holdings are traded on national stock exchanges or in the over-the-counter markets; however, securities traded on regional or foreign exchanges may also be included in the Portfolio. In addition to common stocks, the Portfolio also may hold preferred stocks and securities convertible into common stock.

        For the fixed income portion of the Portfolio's holdings, obligations of the U.S. Government, its agencies and instrumentalities, or investment grade corporate bonds are selected. These securities tend to offer lower income than bonds of lower quality. Obligations issued by U.S. Government agencies or instrumentalities may include some supported only by the credit of the issuer rather than backed by the full faith and credit of the U.S. Government. The Portfolio may hold securities of any maturity (from less than one year up to 30 years), with the average maturity varying based upon economic and market conditions. The Portfolio also may hold cash and cash equivalent securities as cash reserves.

        The amount invested in stocks, bonds and cash equivalent securities may be varied from time to time depending upon the assessment of business, economic and market conditions. When it is believed conditions are adverse, the Portfolio may assume a defensive position by temporarily investing up to 100% of its assets in U.S. Government and agency securities, investment grade corporate bonds, or cash equivalent securities, such as domestic certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, in an attempt to protect principal value until conditions stabilize.

        Up to 25% of the Portfolio's total assets, measured at the time of purchase, may be invested directly in foreign equity or corporate debt securities. Securities of Canadian issuers and American Depository Receipts ("ADRs") are not subject to this 25% limitation. ADRs are receipts

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






   representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. Please see "Foreign Investment
   Risks" in this prospectus for more information concerning these securities and their risks.





        The Portfolio may purchase and write options on securities and may invest in futures contracts for the purchase or sale of foreign currencies, fixed income securities and instruments based on financial indices (collectively, "futures contracts"), options on futures contracts and forward contracts for hedging purposes only. These practices and their risks are discussed in the Statement of Additional Information. Please also see "Foreign Currency Exchange Transactions" in this prospectus.


   Index Portfolio Management

        All index styled portfolios may utilize futures as a substitute for a comparable market position in the underlying securities, or for hedging purposes. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The intent is to purchase and sell futures contracts so as to obtain the best price with consideration also given to liquidity.

        Stock index futures contracts may be purchased or sold to the extent that such activities would be consistent with the requirements of Section 4.5 of the regulations under the Commodity Exchange Act, under which the portfolios would be excluded from the definition of a "commodity pool operator." Accordingly, each portfolio may enter into futures positions in such futures contracts to the extent that the aggregate initial margins and premiums required to establish such positions do not exceed 5% of the liquidation value of the respective portfolio.

        Risks associated  with the use  of futures contracts  are:
   (i) imperfect correlation between the change in value of securities included on the index and the prices of futures contracts; and (ii) possible lack of a liquid secondary market for a futures position when desired. The risk that a portfolio

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   will  be  unable  to  close  out  a  futures  position  will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader (i.e., the Portfolio).
        Traditional methods of securities analysis are not used by the Investment Adviser in making investment decisions for
   index  styled   portfolios.  Rather  a  statistical   selection
   technique is utilized to determine which securities it will purchase or sell in order to track the performance of the relevant index(es) to the extent feasible. In addition, from time to time, adjustments may be made in a portfolio's holdings due to change in the composition of the relevant index(es). Each index styled portfolio will attempt to achieve a correlation between its performance and that of the relevant index(es) of at least 0.95, without taking into account
   expenses.   A  correlation  of  1.00   would  indicate  perfect
   correlation, which would be achieved when a portfolio's net asset value, including the value of its dividends and capital gains distributions, increases or decreases, is in exact proportion to change in the relevant index(es). The Investment Adviser will attempt to minimize any "tracing error" (that statistical measure of the difference between the investment results of a portfolio and that of the relevant index(es)) in making investments for a portfolio. However, brokerage and other transaction costs, as well as potential tracking errors, will tend to cause a portfolio's return to be lower than the return of the relevant index(es). There can be no assurance, however, as to how closely a portfolio's performance will correspond to the performance of the relevant index(es). Moreover, the index itself may not perform favorably in which case a Portfolio's performance would similarly be unfavorable.

   Foreign Investment Risks

        Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers. Since foreign securities involve foreign currencies, the value of the assets of a Portfolio and its net investment income available for distribution may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Investment will not be made in securities denominated in a foreign currency that is not fully exchangeable into U.S. dollars without legal restriction at the time of investment.

        There may be less information publicly available about a foreign corporate or government issuer than about a U.S.
   issuer,  and  foreign  corporate  issuers  generally  are   not

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   generally  subject  to  accounting,   auditing  and   financial
   reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less
   liquid  and   at  times  more   volatile  than  securities   of
   comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgments against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

        A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

        In determining whether to invest in securities of foreign issuers, the likely impact of foreign taxes on the net yield available may be considered. Income received from sources within foreign countries and the U.S. may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax in advance since the amount of assets to be invested in various countries is not known, and tax laws and their interpretations may change from time to time and may change without advance notice. While attempts will be made to minimize such taxes by timing of transactions and other strategies, there is no assurance that such efforts will be successful. Any such taxes paid will reduce net income available for distribution.

        Most foreign securities in a Portfolio (other than ADRs) will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. With respect to all Portfolios, the value of foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for

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   distribution to its shareholders.  The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

        For Portfolios other than the Maxim INVESCO ADR Portfolio, a Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.

        The Maxim INVESCO ADR Portfolio may invest in ADRs. ADRs are receipts, typically issued by a U.S. bank or trust company, evidencing ownership of the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, the issuer makes arrangements to have its securities traded in the form of ADRs; in unsponsored programs, the issuer may not be directly involved in the creation of the program. Although the regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of the ADRs. ADRs are subject to certain of the same risks as direct investments in foreign securities, including the risk that changes in the value of the currency in which the security underlying an ADR is denominated relative to the U.S. dollar may adversely affect the value of the ADR.



   Foreign Currency Exchange Transactions

        Portfolios which engage in foreign currency exchange transactions do so in an attempt to protect against uncertainty in the level of future exchange rates. Some Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of securities ("transaction hedging") and to protect against changes in the value of specific positions ("position hedging.")

        A Portfolio may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S.

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






   dollar equivalent of a dividend or interest payment in a foreign currency. A Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in securities denominated in that foreign currency.

        If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes a Portfolio may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

        A Portfolio may engage in position hedging to protect against the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, quoted or exposed (or an increase in the value of the currency in which the securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio also may purchase or sell foreign currency on a spot basis.

        A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A Portfolio could hedge a foreign currency with forward contracts on another ("proxy") currency of which changes in value generally correlate with the currency to be hedged. Such "cross hedging" activities may be engaged in when it is believed that such transactions provide significant hedging opportunities. Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.


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






        Hedging transactions involve costs and may result in losses. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when it is believed the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which investments may be denominated. Hedging transactions also may be limited by tax considerations. Hedging transactions may affect the character or amount of distributions.

   Illiquid Securities

        Each Portfolio, other than the Money Market Portfolio, may invest up to 15% of its total assets in "illiquid securities"  (taken  as  of  the  time  of  acquisition  of  an illiquid security). The Money Market Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are securities that may not be sold in the ordinary course of business within seven days at approximately the price used in determining the net asset value of the Portfolio. This restriction applies to securities for which a ready market does not exist, such as restricted securities, but does not necessarily encompass all restricted securities. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act of 1933 which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Portfolios may make such investments. Whether or not such securities are "illiquid" depends on the market that exists for the particular security.

        The staff of the Securities and Exchange Commission has taken the position that the liquidity of Rule 144A securities is a question of fact for a board of directors to determine, such determination is to be based on a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the board retains ultimate responsibility, it may delegate this function to an investment adviser. The Board of Directors of the Fund has delegated this responsibility to the Investment Adviser, and with respect to those Portfolios having a sub-adviser, the sub-adviser is responsible for determining the liquidity of Rule 144A securities.

        It is not possible to predict with assurance exactly how the market for Rule 144A securities or any other security will develop. A security which when purchased enjoyed a fair degree

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   of  marketability   may  subsequently   become  illiquid   and,
   accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Portfolio's liquidity.

   Debt Securities

        Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "market risk."

        Debt obligations are rated based on their estimated credit risk by independent services such as S&P and Moody's. "Credit risk" relates to the issuer's ability to make payments of principal and interest when due.

        The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. Investment grade securities are those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or, if unrated, are judged to be of comparable quality to securities so rated. Debt securities rated BBB by S&P or Baa by Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

        Securities  rated  below  investment  grade  are  commonly referred to as "high yield-high risk securities" or "junk bonds". These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

        Debt securities include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed

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   securities   and    mortgage-related   securities,    including
   collateralized   mortgage   obligations   ("CMOs");   and   (4)
   securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political
   subdivisions,   supranational  entities   such  as  development
   banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.

                       MANAGEMENT OF THE FUND

        Overall responsibility for management and supervision of the Fund rests with the Fund's directors. There currently are five directors, three of whom are not "interested persons" of the Fund within the meaning of that term under the Investment Company Act of 1940. The Board meets regularly four times each year and at other times as necessary. By virtue of the functions performed by GW Capital Management as Investment Adviser, the Fund requires no employees other than its executive officers, none of whom devotes full time to the affairs of the Fund. These officers are employees of GW Capital Management and receive compensation from it. The Statement of Additional Information contains the names of, and general background information regarding, each Director and executive officer of the Fund.

   Investment Adviser

        GW Capital Management, located at 8515 E. Orchard Rd., Englewood, Colorado 80111, serves as the Fund's "Investment Adviser." Through Power Corporation of Canada, a holding and management company, the Investment Adviser is controlled by a Canadian investor, Paul Desmarais, and his associates. The Investment Adviser presently acts as the investment adviser for Great-West Variable Annuity Account A, a separate account of GWL&A registered as a management investment company, and certain non-registered, qualified corporate pension plan separate accounts of GWL&A. GW Capital Management is a registered investment adviser with the Securities and Exchange Commission.

        Subject to the supervision and direction of the Fund's Board of Directors, the Investment Adviser manages the Fund's portfolios in accordance with each Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolios and places orders to buy and sell securities on behalf of the Fund or delegates these functions to a sub-adviser, as discussed below. The Investment Adviser provides investment advisory services and pays all the expenses, except extraordinary expenses, incurred for providing such services for the Portfolios described herein. As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the annual rate of

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






   0.46% of the average daily net assets of the Money Market Portfolio; 0.60% of the average daily net assets of the Bond, Stock Index, U.S. Government Securities, Total Return Portfolio, Small-Cap Index Portfolios; 0.80% of the average daily net assets of the Maxim T. Rowe Price Equity/Income
   Portfolio; 0.90% of the average daily net assets of the Corporate Bond Portfolio; 0.95% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; and 1.00% of the average daily net assets of the Small-Cap Value, International Equity, Maxim INVESCO ADR and Maxim INVESCO Balanced Portfolios.

        With respect to the MidCap, International Equity, Small-Cap Value, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios, the Investment Adviser pays all compensation of, and furnishes office space for, officers and employees of the Investment Adviser connected with investment management of these Portfolios, as well as the fees of all directors of the Fund who are affiliated persons of the Investment Adviser or any of its subsidiaries. All other expenses incurred in the operation of these Portfolios, including general administrative expenses, are borne by these Portfolios, respectively. Accounting services are provided for these Portfolios by the Investment Adviser and these Portfolios reimburse the Adviser for its costs in connection with such services. However, the Adviser has agreed to pay any expenses of the Fund which exceed an annual rate of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.10% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; 1.30% of the average daily net assets of the Maxim Invesco ADR Portfolio; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and, 1.50% of the average daily net assets of the International Equity Portfolio.

        The day-to-day lead portfolio manager for the Bond Portfolio is B.G. Masters. Mr. Masters is Manager, Public Bond Investments, Great-West, 1993 to Present; Manager, Bond, Investment Grade Corporate Bond and Short-Term Maturity Bond Portfolios of Maxim Series Fund, June 1994 to Present. He was Assistant Manager, Public Bond Investments, Great-West, 1987 to 1993.

        The day-to-day lead portfolio manager for the U.S. Government Securities Portfolio is C.S. Tocher. Ms. Tocher is Manager, Public Bond Investments, Securities Great-West, 1993 to Present; Manager, U.S. Government Securities and U.S. Government Mortgage Securities Portfolio of Maxim Series Fund; June 1994 to Present. She was Associate Manager, Public Bond Investments, Great-West, 1990 to 1993; Manager, Bond,


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






   Investment Grade Corporate Bond and Zero Coupon Treasury Portfolios of Maxim Series Fund, 1990 to June 1994.

        The day-to-day lead portfolio manager for the Total Return Portfolio is B.D. Squair, C.F.A., Assistant Manager, Capital Markets Group, Great-West; Manager, Total Return Portfolio of Maxim Series Fund; Manager, Great-West Variable Annuity Account A; 1988 to Present.

   Sub-Advisers

        Janus Capital Corporation ("Janus") serves as the Sub-Adviser to the MidCap Portfolio. As such, Janus is responsible for daily managing the investment and reinvestment of assets of the MidCap Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Janus bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the MidCap Portfolio.

        Janus is a Colorado corporation, registered as an investment adviser with the Securities and Exchange
   Commission. Its principal business address is 100 Fillmore Street, Denver, Colorado 80206.

        The day-to-day  manager of the  MidCap Portfolio is  James
   P. Goff, Portfolio Manager for the Janus Enterprise Fund. Mr. Goff joined Janus in 1988 and has managed the Janus Enterprise Fund since its inception in September 1992.

        The Investment Adviser is responsible for compensating Janus, which receives monthly compensation from the Investment Adviser at the annual rate of .60% on the first $100 million; .55% on next $400 million; and .45% on all assets over $500 million.

        Templeton Investment Counsel, Inc. ("TICI") serves as the Sub-Adviser of the International Equity Portfolio. As such, TICI is responsible for daily managing the investment and reinvestment of assets of the International Equity Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors.

        TICI   bears  all   expenses   in   connection  with   the
   performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the International Equity Portfolio.

        The  day-to-day  manager  of   the  International   Equity
   Portfolio  is  Mark  Beveridge,  Senior  Vice  President,  TICI
   (since 1985).

        TICI is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc. TICI is a Florida corporation with its principal business address at Broward Financial Centre, 500 East Broward Boulevard, Suite 2100, Fort Lauderdale, Florida 33394.

        The Investment Adviser is responsible for compensating TICI, which receives monthly compensation from the Investment Adviser at the annual rate of .70% on the first $25 million, .55% on the next $25 million, .50% on the next $50 million, and .40% on all amounts over $100 million.

        T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio. As such, T. Rowe Price is responsible for daily managing the investment and reinvestment of assets of the Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. T. Rowe Price bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Maxim T. Rowe Price Equity/Income Portfolio.

        T. Rowe Price is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 100 East Pratt Street, Baltimore, Maryland 21202.

        The Maxim T. Rowe Price Equity/Income Portfolio is managed by an Investment Advisory Committee composed of the following members: Brian C. Rogers, Chairman, Thomas H. Broadus, Jr., Richard P. Howard and William J. Stromberg. The Committee Chairman has day-to-day responsibility for managing the Portfolio. Mr. Rogers has been Chairman of the Committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

        The Investment Adviser is responsible for compensating T. Rowe Price, which receives monthly compensation from the Investment Adviser at the annual rate of .50% on the first $20 million, .40% on the next $30 million and .40% on all assets once total assets exceed $50 million.

        INVESCO Trust Company ("ITC") serves as the sub-adviser to the Maxim INVESCO Small-Cap Growth Portfolio, Maxim INVESCO Balanced Portfolio and Maxim INVESCO ADR Portfolio. As such,

   ITC is responsible for daily managing the investment and reinvestment of assets of the Maxim INVESCO Small Cap Growth, Maxim INVESCO Balanced and Maxim INVESCO ADR Portfolios, subject generally to review and supervision of the Investment Adviser and the Board of Directors. ITC bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Portfolios.

        ITC is a Colorado Trust Company and an indirect wholly-owned subsidiary of AMVESCO PLC. ITC is registered as an Investment Adviser with the Securities and Exchange Commission. Its principal business address is 7800 E. Union Avenue, Denver, Colorado, 80237.

        The day-to-day management of the Maxim INVESCO Small-Cap Growth Portfolio is provided by a team of individuals, led by Timothy J. Miller (since 1997). Mr. Miller also serves as the co-portfolio manager of the INVESCO Small Company Growth Fund (since 1997); co-portfolio manager of the INVESCO Growth Fund (since 1996); portfolio manager of the INVESCO Dynamics Fund
   (since 1993); senior vice president (1995 to present), vice president (1993-1995) and portfolio manager (1992 to present) of ITC. Formerly (1979 to 1992), Mr. Miller was analyst and portfolio manager with Mississippi Valley Advisors. Trent E. May is a co-portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since
   1997); co-portfolio manager  of the INVESCO Growth Fund  (since
   1996); portfolio manager (since 1996) of ITC. Formerly, Mr. May was senior equity fund manager/equity analyst at Munder Capital Management in Detroit. Stacie Cowell is a co-portfolio manager of the Maxim INVESCO Small-Cap Growth Portfolio and INVESCO Small Company Growth Fund (since 1997); portfolio manager (since 1996) of ITC. Formerly, Ms. Cowell was senior equity analyst with Founders Asset Management; and was capital markets and trading analyst with Chase Manhattan Bank in New York.

        The Investment Adviser is responsible for compensating ITC, which receives monthly compensation from the Investment Adviser at the annual rate of .55% on the first $25 million, .50% on the next $50 million, .40% on the next $25 million and .35% on assets over $100 million of the Maxim INVESCO Small-Cap Growth Portfolio.

        Donovan J. (Jerry) Paul, Charles P. Mayer and Albert M. Grossi are co-portfolio managers for the Maxim INVESCO Balanced Portfolio. Mr. Mayer is primarily responsible for the day-to-day management of the Portfolio's equity holdings. He is also the co-portfolio manager for the INVESCO Balanced Fund, since 1996. Mr. Mayer is also co-portfolio manager of the INVESCO Industrial Income Fund, Inc. and INVESCO VIF-Industrial Income Fund. Mr. Mayer began his investment career in 1969 and is now senior vice president and director of
   INVESCO Trust and a director of INVESCO Funds Group, Inc.; from 1993 to 1994, he was a vice president of INVESCO Trust. From 1984 to 1993, he was a portfolio manager with
   Westinghouse Pension. Mr. Paul focuses on the fixed income investments for the Portfolio. Since 1994, he has also served as co-portfolio manager for the INVESCO Balanced Portfolio; portfolio manager of INVESCO Select Income Fund, INVESCO High Yield Fund, and INVESCO VIF-High Yield Portfolio; co-portfolio manager of INVESCO Industrial Income Fund and INVESCO VIF-Industrial Income Fund; portfolio manager and senior vice president of ITC. Formerly, Mr. Paul was Senior Vice President and Director of Fixed-Income Research (1989 to 1992) and portfolio manager (1987 to 1992) with Stein, Roe and
   Farnham Inc., and President (1993 to 1994) of Quixote Investment Management, Inc. Mr. Grossi has served as co-portfolio manager of the INVESCO Balanced Fund since 1996. He is also the portfolio manager of INVESCO Worldwide Capital
   Goods Fund. Mr. Grossi began his investment career in 1944 and is now a vice president of INVESCO Trust. Formerly, Mr. Grossi was a portfolio manager for Westinghouse Pension Investments Corporation.

        The Investment Adviser is responsible for compensating ITC, which receives monthly compensation from the Investment Adviser at the annual rate of .50% of the average daily net assets of the Portfolio up to $25 million, .45% on the next $50 million, .40% on the next $25 million and .35% of such value in excess of $100 million of the Maxim INVESCO Balanced Portfolio.

        The day-to-day manager of the Maxim INVESCO ADR Portfolio is W. Lindsay Davidson, who also serves as portfolio manager for the INVESCO ADR International Equity Management Fund. Mr. Davidson has been with INVESCO PLC since 1984 and in 1989 he assumed responsibility for global and international portfolios. Mr. Davidson began his investment career in 1974 and previously worked for both insurance and reinsurance companies in England. He holds an M.A. (Honours) degree in Economics from Edinburgh University.

        The Investment Adviser is responsible for compensating ITC, which receives monthly compensation from the Investment Adviser at the annual rate of .55% on the first $50 million, .50% on the next $50 million, and .40% on assets over $100 million of the Maxim INVESCO ADR Portfolio.

        Ariel Capital Management, Inc. (Ariel) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser.

   It is an Illinois corporation with its principal business address at 307 North Michigan Avenue, Chicago, Illinois 60601. Subject generally to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Ariel is responsible for the actual daily management of the Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

        Ariel   bears  all   expenses   in  connection   with  the
   performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Small-Cap Value Portfolio.

        The day-to-day manager for the Small-Cap Value Portfolio is John W. Rogers, Jr. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Calvert-Ariel Growth Fund.

        The Investment Adviser is responsible for compensating Ariel, which receives monthly compensation from the Investment Adviser at the annual rate of .40% of the average daily net asset value of the Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, .30% on the next $10 million, and .25% of such value in excess of $25 million.

        Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the sub-adviser of the Corporate Bond Portfolio. As such, Loomis Sayles is responsible for daily managing the investment and reinvestment of assets of the Portfolios, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Loomis Sayles bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Portfolio.

        Loomis Sayles is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

        The day-to-day manager of the Corporate Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles Bond Fund. Mr. Fuss has served as the portfolio manager of the Loomis Sayles Bond Fund since its inception in 1991.

        The Investment Adviser is responsible for compensating Loomis Sayles, which receives monthly compensation from the

   Investment Adviser at the annual rate of .30% on all assets of the Corporate Bond Portfolio.

        The Board of Directors has authorized each sub-adviser to utilize certain brokers affiliated with the sub-advisers, respectively, in connection with the execution of transactions in the Portfolios for which the sub-adviser provides sub-advisory services.




                 DIVIDENDS, DISTRIBUTIONS AND TAXES

        Dividends from investment income of the Money Market Portfolio shall be declared daily and reinvested monthly in additional shares of the Portfolio at net asset value. Dividends from net investment income of the Bond and U.S. Government Securities Portfolios shall be declared and reinvested quarterly. Dividends from investment income, if any, of the Stock Index, Small-Cap Index, Small-Cap Value, Total Return, MidCap, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Balanced and Maxim INVESCO Small-Cap Growth Portfolios will be declared and reinvested semi-annually. Dividends from net investment income of the International Equity and Maxim INVESCO ADR Portfolios shall be declared and reinvested annually. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been earned and are reinvested in additional shares of the Fund at net asset value.

        The Fund has qualified, and intends to continue to qualify, as a registered investment company under Subchapter M of the Internal Revenue Code ("Code"). Each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes. The Fund intends to distribute all of its net income so as to avoid any Fund-level tax. Therefore, dividends derived from interest and distributions of any realized capital gains will be taxable, under Subchapter M, to the Fund's shareholders, which in this case are the Series Accounts of GWL&A and MetLife. The Fund also intends to distribute sufficient income to avoid the imposition of the Code Section 4982 excise tax.

        For a discussion of the taxation of GWL&A/MetLife and the Series Accounts, see "Federal Tax Considerations" included in the applicable Series Account prospectus.


                 PURCHASE AND REDEMPTION OF SHARES

        Shares of the Fund are sold and redeemed at their net asset value next determined after initial receipt of a purchase order or notice of redemption without the imposition of any sales commission or redemption charge. However, certain deferred sales and other charges may apply to the variable contracts. Such charges are described in the applicable Series Account prospectus.

                        VALUATION OF SHARES

        A portfolio's net asset value per share is determined as of 4:00 p.m., EST/EDT once daily Monday through Friday, except on holidays on which the New York Stock Exchange is closed.

        Net asset value of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of portfolio shares outstanding. Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund.

        Market quotations of foreign securities in foreign currency are translated to U.S. dollars at the prevailing rate of exchange. Securities for which market quotations are not readily available, and other assets, are valued at fair value as determined in good faith by the Board of Directors. Such a determination may take into account, for example, quotations by dealers or issuers for securities of similar type, quality, and maturity, or valuations furnished by a pricing service retained by the Fund.

        Money market securities held by the Fund with 60 days or less remaining to maturity are valued on an amortized cost basis, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

                      THE FUND AND ITS SHARES

        The Fund was incorporated under the laws of the State of Maryland on December 7, 1981 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Fund commenced operations on February 25, 1982.

        The Fund offers a separate class of common stock for each portfolio. All shares will have equal voting rights, except that only shares of a respective portfolio will be entitled to vote on matters concerning only that portfolio. Each issued and outstanding share of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by that portfolio and, upon liquidation or dissolution, to participate equally in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and, in such event, holders of the remaining shares would not be able to elect any directors.

        The Series Accounts, as part of GWL&A or of MetLife, and The Great-West Life Assurance Company, which provided the Fund's initial capitalization, will be holders of the shares and be entitled to exercise the rights directly as described in the applicable Series Account prospectus.

        The Fund offers its shares to the Series Accounts. For various reasons, it may become disadvantageous for one or more of the Series Accounts to continue to invest in Fund shares. In such an event, one or more Series Accounts may redeem its Fund shares. For further information, see the Statement of Additional Information.

   PERFORMANCE RELATED INFORMATION

        The Fund may advertise certain performance related information. Performance information about the Fund is based on the Fund's past performance only and is no indication of future performance.

        The Fund may include total return in advertisements or other sales materials regarding the Portfolios. When the Fund advertises the total return of one of these portfolios, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

        Some of the Portfolios also may advertise their yield in addition to total return. This yield will be computed by dividing the net investment income per share earned during a recent one-month period by the net asset value of a Fund share (reduced by any dividend expected to be paid shortly out of Fund income) on the last day of the period.

        The Money Market Portfolio may advertise its yield and effective yield. The yield of the Money Market Portfolio is based upon the income earned by the Portfolio over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in portfolio shares and thus compounded in the course of a 52-week period.

   YIELDS

   Yield (and effective yield, in the case of the Money Market Portfolio) will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, securities of other investment companies or other investments which are insured and/or pay a fixed yield for a stated period of time. In addition, the yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease the yield. Moreover, the yields shown reflect past performance of the Portfolios only and, as such, are not intended to indicate, predict or guarantee future performance.

                                           Yield**
   Effective Yield**
   MONEY MARKET PORTFOLIO                  4.95%          5.08%
   Comparison Information (1)              5.02%
   BOND PORTFOLIO                          6.12%
   STOCK INDEX PORTFOLIO                   1.48%
   U.S. GOVERNMENT SECURITIES PORTFOLIO    7.91%
   TOTAL RETURN PORTFOLIO                  2.57%







   SMALL-CAP INDEX PORTFOLIO               1.54%
   INTERNATIONAL EQUITY PORTFOLIO          -0.67%
   MIDCAP PORTFOLIO                        -1.08%
   MAXIM T. ROWE PRICE
      EQUITY/INCOME PORTFOLIO              2.56%
   MAXIM INVESCO SMALL-CAP
     GROWTH PORTFOLIO                      0.68%
   MAXIM INVESCO ADR PORTFOLIO             0.65%
   SMALL-CAP VALUE PORTFOLIO               1.78%
   CORPORATE BOND PORTFOLIO                7.31%
   MAXIM INVESCO BALANCED PORTFOLIO        2.75%


   **Yield and effective yield for the Money Market Portfolio is for the 7-day period ended December 31,1996. Yield for the other Portfolios is for the month ended December 31,1996. All the yield and effective yield calculations above take into account charges against the Portfolio. All yield and effective yield information is annualized.

   (1) The Donoghue MONEY FUND AVERAGE lists 772 taxable money funds that are available to individual investors.


   TOTAL RETURNS

        All total return calculations assume the full redemption of the Portfolio at the end of the period for which the calculation was made. These returns also reflect annual returns over the period indicated. For information on the method used to calculate the above returns see the Statement of Additional Information. The performance shown reflects only past performance of the Portfolios and is not intended to be an indication, prediction or guarantee of future performance. Total return information, however, may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease the total return.

                                 One       Five      Ten       Since
                                 Year      Year      Year      Inception+++
   BOND PORTFOLIO                4.26%     6.23%     7.48%
   Comparison Information (2)    4.05%     6.53%     7.91%
   STOCK INDEX PORTFOLIO+        21.81%    13.98%    12.99%
   Comparison Information (3)    22.96%    15.22%    15.29%
   U.S. GOVERNMENT
    SECURITIES PORTFOLIO++       3.92%     6.83%     8.16%
   Comparison Information (7)    5.35%     6.71%     8.78%







   TOTAL RETURN PORTFOLIO        11.76%    9.56%     N/A       9.37%
   Comparison Information (4)    13.01%    11.13%    11.19%
   SMALL-CAP INDEX PORTFOLIO     15.30%    N/A       N/A       11.64%
   Comparison Information (5)    16.49%    15.64%    12.41%
   INTERNATIONAL EQUITY
    PORTFOLIO                    19.59%    N/A       N/A       11.48%
   Comparison Information (6)    6.36%     8.48%     8.74%
   MIDCAP PORTFOLIO              5.96%     N/A       N/A       14.11%
   Comparison Information (9)    19.20%    13.93%    15.94%
   MAXIM T. ROWE PRICE
    EQUITY/INCOME PORTFOLIO      19.39%    N/A       N/A       23.20%
   Comparison Information (3)    22.96%    15.22%    15.29%
   MAXIM INVESCO SMALL-
    CAP GROWTH PORTFOLIO         26.74%     N/A      N/A       27.20%
   Comparison Information (5)    16.49%    15.64%    15.94%
   MAXIM INVESCO
     ADR PORTFOLIO               21.17%    N/A       N/A       16.15%
   Comparison Information (6)    6.36%     8.48%     8.74%
   SMALL-CAP VALUE PORTFOLIO     17.95%    N/A       N/A       10.74%
   Comparison Information (3)    22.96%    15.22%    15.29%
   CORPORATE BOND PORTFOLIO      10.37%    N/A       N/A       17.39%
   Comparison Information (8)    2.91%     7.23%
   MAXIM INVESCO
     BALANCED PORTFOLIO          N/A       N/A       N/A       19.70%
   Comparison Information (3)    22.96%    15.22%    15.29%


   (2) The Lehman Brothers Intermediate Government/Corporate Bond Index is an index of all investment grade publicly traded issues of at least $50 million outstanding with a four year average maturity.

   (3 The S&P 500 Index is an index comprised of 500 stocks chosen for their general representation of the stock market composition by Standard & Poor's Corporation.

   (4) The Lipper Analytical Services Inc. Balanced Fund Survey is a survey of approximately 61 balanced funds.

   (5) The Russell 2000 Index is an index which tracks a broadly diversified group of small capitalization domestic stocks.

   (6) The Morgan Stanley Capital International EAFE Index is an index which tracks stocks from Europe, Australia and the Far East.

   (7) The Lehman Brothers Mortgage-Backed Securities Index is an index of 15 and 30-year fixed rate securities backed by mortgage pools of GNMAS, FNMA and FHLMC. Balloons are also included in the Index.

   (8) The Merrill Lynch Government/Corporate Index is a broad-based bond index of investment grade publicly traded issues.

   (9) The S&P MidCap 400 Index is market-weighted and consists of stocks, each having a median market capitalization of $1.6 billion.

   +From September  24, 1984,  until December 1,  1992, the  Stock
   Index Portfolio was named the Growth Portfolio and prior to September 24, 1984, was named the Income/Equity Portfolio. During these periods, the Portfolio's investment policies differed from the Stock Index Portfolio's current policies.

   ++From July 29, 1987, until May 1, 1990, the U.S. Government Securities Portfolio's name was the Government and High
   Quality Securities Portfolio and from April 8, 1985, until July 29, 1987, the Portfolio's name was the Government Guaranteed Portfolio. During these periods the Portfolio's investment policies differed from the U.S. Government Securities Portfolio's current policies.

   +++The Total Return Portfolio was established effective July 29, 1987. The Small-Cap Index, Small-Cap Value and International Equity Portfolios were established effective December 1, 1993. The MidCap Portfolio was established effective January 3, 1994. The Maxim INVESCO Small-Cap Growth, Corporate Bond, Maxim INVESCO ADR and Maxim T. Rowe Price Equity/Income Portfolios were established November 1, 1994. The Maxim INVESCO Balanced Portfolio was established effective October 1, 1996.


                        GENERAL INFORMATION

   Reports to Shareholders

        The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders, at least semiannually, reports showing performance of the Fund's portfolios and other information. An annual report, containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

   Custodian

        Bank of New York, New York City ("BONY"), acts as custodian of the Fund's assets. BONY has custody of the Fund's assets held within and outside the United States. BONY holds the Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund.

   Independent Auditors

        Deloitte & Touche LLP, has been selected as the independent auditors of the Fund. The selection of independent auditors is subject to annual ratification by the Fund's shareholders.

   Legal Counsel

        Jorden Burt  Berenson &  Johnson, LLP is  counsel for  the
   Fund.

   Additional Information

        The telephone number or the address of the Fund appearing on the front page of this prospectus should be used for requests for additional information.

                       [Qualified Prospectus]

                      MAXIM SERIES FUND, INC.
           8515 E. Orchard Rd., Englewood, Colorado 80111
                      Phone No. (303) 689-3000


        Maxim Series Fund, Inc. (the Fund), an open-end management investment company, includes the following investment portfolios: the Money Market Portfolio, the
   Investment Grade Corporate Bond Portfolio, the Stock Index Portfolio, the U.S. Government Mortgage Securities Portfolio, the Total Return Portfolio, the Small-Cap Index Portfolio, the Value Index Portfolio, the Growth Index Portfolio, the Small-Cap Value Portfolio, the Small-Cap Aggressive Growth Portfolio, the Corporate Bond Portfolio, the Foreign Equity Portfolio, the Short-Term Maturity Bond Portfolio, the Maxim Blue Chip Portfolio and the Maxim MidCap Growth Portfolio.

        The investment objective of the Money Market Portfolio is preservation of capital, liquidity and the highest possible current income consistent with the foregoing objectives, through investments in short-term money market securities. Shares of the Money Market Portfolio are neither insured nor guaranteed by the U.S. Government. Further, there is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

        The Investment Grade Corporate Bond Portfolio seeks the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. Government and its agencies.

        The principal objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market.

        The investment objective of the U.S. Government Mortgage Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing primarily in mortgage related securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

        The objective of the Total Return Portfolio is to seek to obtain the highest possible total return, a combination of income and capital appreciation, consistent with reasonable risk.

        This Prospectus sets forth concisely the information about the Fund that prospective investors ought to know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission and is available upon request, without charge by calling or writing the Fund. The "Statement of Additional Information" bears the same date as this Prospectus and is incorporated by reference into this Prospectus in its entirety.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

       THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE
   REFERENCE.

                    G W CAPITAL MANAGEMENT, INC.
                         Investment Adviser

            The date of this Prospectus is May 1, 1997.

        The objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 2000 Index.

        The objective of the Value Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index.

        The objective of the Growth Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index.

        The objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted and preferred stocks.

        The investment objective of the Small-Cap Aggressive Growth Portfolio is long-term capital growth. The Small-Cap Aggressive Growth Portfolio seeks to achieve its objective by investing in common stocks or their equivalent emphasizing securities believed to be undervalued by the market.

        The investment objective of the Corporate Bond Portfolio is high total investment return. The Corporate Bond Portfolio seeks to achieve its investment objective by investing primarily in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks.

        The investment objective of the Foreign Equity Portfolio is total return from long-term growth of capital and dividend income. The Foreign Equity Portfolio seeks to achieve its objective by investing primarily in international equity securities. Although the Portfolio seeks to invest primarily in common stocks, it may also invest in any type of equity security.

        The investment objective of the Short-Term Maturity Bond Portfolio is preservation of capital, liquidity, and maximum total return through investment in an actively managed portfolio of debt securities.


        The investment objective of the Maxim Blue Chip Portfolio is long-term growth of capital and income. To achieve its objective, the Portfolio normally will invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

        The investment objective of the Maxim MidCap Growth Portfolio is to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. To achieve this objective, the Portfolio will invest at least 65% of its assets in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average company.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.

                                MONEY MARKET PORTFOLIO

                               Years Ended December 31,

                                                  1996           1995
   Net Asset Value, Beginning of Period         $1.0007        $1.0007
   Income from Investment Operations
   Net Investment Income                         0.0493         0.0555

   Net Gains or Losses of Securities
   (realized and unrealized)

   Total from Investment Operations              0.0493         0.0555
   Less Distributions
   Dividends (from net investment income)       (0.0493)       (0.0555)

   Distribution (from capital gains)
   Initial Capitalization
   Returns of Capital Total
   Distributions                                (0.0493)       (0.5550)
   Net Asset Value End of Period                $1.0007        $1.0007

   Net Assets, End of Period                 396,453,188      277,257,289
   Ratio of Expenses to Average Net Assets       0.46%          0.46%
   Ratio of Net Income to Average Net Assets     4.99%          5.55%
   Portfolio Turnover Rate

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987

   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.

                                MONEY MARKET PORTFOLIO

                               Years Ended December 31,

                                                  1994           1993
   Net Asset Value, Beginning of Period         $1.0007        $1.0007
   Income from Investment Operations
   Net Investment Income                         0.0394         0.0278

   Net Gains or Losses of Securities
   (realized and unrealized)

   Total from Investment Operations              0.0394         0.0278
   Less Distributions
   Dividends (from net investment income)       (0.0394)       (0.0278)

   Distribution (from capital gains)
   Initial Capitalization
   Returns of Capital Total
   Distributions                                (0.0394)       (0.0278)
   Net Asset Value End of Period                $1.0007        $1.0007

   Net Assets, End of Period                 186,587,262       96,997,973
   Ratio of Expenses to Average Net Assets       0.46%          0.46%
   Ratio of Net Income to Average Net Assets     3.96%          2.82%
   Portfolio Turnover Rate


                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes

   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987

   The following  tables should  be read  in conjunction  with the
   financial  statements  and   related  notes  included   in  the
   Statement of Additional Information.

                                MONEY MARKET PORTFOLIO

                               Years Ended December 31,

                                                  1992           1991
   Net Asset Value, Beginning of Period         $1.0006        $1.0005
   Income from Investment Operations
   Net Investment Income                         0.0343         0.0565

   Net Gains or Losses of Securities             0.0001         0.0001
   (realized and unrealized)

   Total from Investment Operations              0.0344         0.0566
   Less Distributions
   Dividends (from net investment income)       (0.0343)       (0.0565)

   Distribution (from capital gains)
   Initial Capitalization
   Returns of Capital Total
   Distributions                                (0.0343)       (0.0565)
   Net Asset Value End of Period                $1.0007        $1.0006

   Net Assets, End of Period                  64,220,562       52,118,377
   Ratio of Expenses to Average Net Assets       0.46%          0.48%
   Ratio of Net Income to Average Net Assets     3.43%          6.15%
   Portfolio Turnover Rate


                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes

   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction with  the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.


                             MONEY MARKET PORTFOLIO
                             Years Ended December 31,

                                                  1990           1989
   Net Asset Value, Beginning of Period         $1.0027        $1.0014
   Income from Investment Operations
   Net Investment Income                         0.0766         0.0870

   Net Gains or Losses of Securities            (0.0022)        0.0013
   (realized and unrealized)

   Total from Investment Operations              0.0744         0.0833
   Less Distributions
   Dividends (from net investment income)       (0.0766)       (0.0870)

   Distribution (from capital gains)
   Initial Capitalization
   Returns of Capital Total
   Distribution                                 (0.0766)       (0.0870)
   Net Asset Value End of Period                $1.0005        $1.0027

   Net Assets, End of Period                  36,738,618       28,749,125
   Ratio of Expenses to Average Net Assets       0.50%          0.50%
   Ratio of Net Income to Average Net Assets     8.14%          9.18%
   Portfolio Turnover Rate


                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes

   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and   related  notes  included  in   the
   Statement of Additional Information.

                                MONEY MARKET PORTFOLIO

                               Years Ended December 31,

                                                  1988           1987
   Net Asset Value, Beginning of Period         $1.0002        $0.9988
   Income from Investment Operations
   Net Investment Income                         0.0711         0.0635








   Net Gains or Losses of Securities             0.0018         0.0014
   (realized and unrealized)

   Total from Investment Operations              0.0729         0.0649
   Less Distributions
   Dividends (from net investment income)       (0.0711)       (0.0635)

   Distribution (from capital gains)            (0.0006)
   Initial Capitalization
   Returns of Capital Total
   Distribution                                 (0.0717)       (0.0635)
   Net Asset Value End of Period                $1.0014        $1.0002

   Net Assets, End of Period                  24,590,994       18,947,848
   Ratio of Expenses to Average Net Assets       0.50%          0.50%
   Ratio of Net Income to Average Net Assets     7.61%          6.85%
   Portfolio Turnover Rate


                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read in  conjunction with  the
   financial  statements  and   related  notes  included  in   the
   Statement of Additional Information.


                                STOCK INDEX PORTFOLIO*

                               Years Ended December 31,

                                                  1996           1995
   Net Asset Value, Beginning of Period         $1.9796        $1.4978
   Income from Investment Operations
   Net Investment Income                         0.0336         0.0334
   Net Short-Term realized gain                  0.0009         0.0010
   Net Gains or Losses on Securities
   (realized and unrealized)                     0.3951         0.4953

   Total from Investment Operations              0.4296         0.5297
   Less Distributions
   Dividends (from net investment income







   and net Short-Term realized gains)           (0.0345)       (0.0344)

   Distributions (from capital gains)           (0.0097)       (0.0135)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0442)       (0.0479)
   Net Asset Value End of Period                $2.3650        $1.9796

   Total Return (1)                             21.81%         35.60%
   Net Assets, End of Period                 936,806,358      707,459,637
   Average Commission Rate Paid
   Per Share Bought or Sold                     $0.0389
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     1.58%          1.91%
   Portfolio Turnover Rate                       3.31%          5.25%

   *From  September   24,  1984  until   December  1,  1992,   the
   Portfolio's name was the Growth Portfolio, and prior to September 24, 1984 the Portfolio's name was the Income/Equity Portfolio.

   During these periods, the Portfolio's investment policies differed from its current policies.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.


                                STOCK INDEX PORTFOLIO*

                               Years Ended December 31,

                                                  1994           1993
   Net Asset Value, Beginning of Period         $1.5575        $1.4506
   Income from Investment Operations
   Net Investment Income                         0.0350         0.0320
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                    (0.0335)       (0.1097)

   Total from Investment Operations              0.0015         0.1417
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gains)           (0.0350)       (0.0320)

   Distributions (from capital gains)           (0.0262)       (0.0028)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0612)       (0.0348)
   Net Asset Value End of Period                $1.4978        $1.5575

   Total Return (1)                              0.14%          9.84%
   Net Assets, End of Period                 497,339,992      562,189,394
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     2.23%          2.14%
   Portfolio Turnover Rate                      11.98%          1.68%


   *From  September   24,  1984  until   December  1,  1992,   the
   Portfolio's  name  was  the  Growth  Portfolio,  and  prior  to

   September 24, 1984  the Portfolio's name was the  Income/Equity
   Portfolio.

   During these periods, the Portfolio's investment policies differed from its current policies.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.

                                STOCK INDEX PORTFOLIO*

                               Years Ended December 31,

                                                  1992           1991
   Net Asset Value, Beginning of Period         $1.5206        $1.3191
   Income from Investment Operations
   Net Investment Income                         0.0383         0.0563
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                     0.0502         0.2492

   Total from Investment Operations              0.0885         0.3055
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gains)           (0.0382)       (0.0542)

   Distributions (from capital gains)           (0.1203)       (0.0498)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.1585)       (0.1040)
   Net Asset Value End of Period                $1.4506        $1.5206

   Total Return (1)                              5.87%         23.33%
   Net Assets, End of Period                 462,539,021      359,177,318
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     2.49%          4.33%
   Portfolio Turnover Rate                     118.83%         24.28%



   *From  September   24,  1984  until   December  1,  1992,   the
   Portfolio's  name  was  the  Growth  Portfolio,  and  prior  to

   September 24, 1984  the Portfolio's name was the  Income/Equity
   Portfolio.

   During these periods, the Portfolio's investment policies differed from its current policies.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.


                                STOCK INDEX PORTFOLIO*

                               Years Ended December 31,

                                                  1990           1989
   Net Asset Value, Beginning of Period         $1.3947        $1.2986
   Income from Investment Operations
   Net Investment Income                         0.0682         0.0769
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                    (0.0756)        0.1213

   Total from Investment Operations             (0.0074)        0.1982
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gains)           (0.0682)       (0.0769)

   Distributions (from capital gains)                          (0.0252)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0682)       (0.1021)
   Net Asset Value End of Period                $1.3191        $1.3947

   Total Return (1)                             -0.58%         15.21%
   Net Assets, End of Period                 223,661,178      182,730,744
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     5.70%          6.15%
   Portfolio Turnover Rate                      26.41%         37.96%


   *From  September   24,  1984  until   December  1,  1992,   the
   Portfolio's  name  was  the  Growth  Portfolio,  and  prior  to

   September 24, 1984  the Portfolio's name was the  Income/Equity
   Portfolio.

   During these periods, the Portfolio's investment policies differed from its current policies.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.


                                STOCK INDEX PORTFOLIO*

                               Years Ended December 31,

                                                  1988           1987
   Net Asset Value, Beginning of Period         $1.1788        $1.2743
   Income from Investment Operations
   Net Investment Income                         0.0605         0.0563
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                     0.1518         0.0412

   Total from Investment Operations              0.2123         0.0975
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gains)           (0.0608)       (0.0559)

   Distributions (from capital gains)           (0.0317)       (0.1371)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0925)       (0.1930)
   Net Asset Value End of Period                $1.2986        $1.1788

   Total Return (1)                             17.91%          5.85%
   Net Assets, End of Period                 134,553,151       97,806,067
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     5.29%          4.61%
   Portfolio Turnover Rate                      44.65%         47.66%


   *From  September   24,  1984  until   December  1,  1992,   the
   Portfolio's  name  was  the  Growth  Portfolio,  and  prior  to

   September 24, 1984  the Portfolio's name was the  Income/Equity
   Portfolio.

   During these periods, the Portfolio's investment policies differed from its current policies.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes

   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987

   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.


                               TOTAL RETURN PORTFOLIO
                               Years Ended December 31,

                                                  1996           1995
   Net Asset Value, Beginning of Period         $1.2969        $1.1238
   Income from Investment Operations
   Net Investment Income                         0.0366         0.0421
   Net Short-Term realized gain                                 0.0139
   Net Gains or Losses on Securities
   (realized and unrealized)                     0.1146         0.1960
   Total from Investment Operations              0.1512         0.2520
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gain)            (0.0366)       (0.0560)

   Distributions (from capital gains)           (0.0703)       (0.0229)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.1069)       (0.0789)
   Net Asset Value End of Period           $13,412.0000        $1.2969

   Total Return (1)                             11.75%         22.70%
   Net Assets, End of Period                  64,660,804       55,176,028
   Average Commission Rate Paid
   Per Share Bought or Sold                     $0.0691
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     2.78%          3.41%
   Portfolio Turnover Rate                      74.52%         44.70%



   The Total Return  Portfolio was established effective July  29,
   1987.

(1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.

                               TOTAL RETURN PORTFOLIO

                               Years Ended December 31,

                                                  1994           1993
   Net Asset Value, Beginning of Period         $1.2065        $1.1327
   Income from Investment Operations
   Net Investment Income                         0.0382         0.0326
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                    (0.0704)        0.1025
   Total from Investment Operations             (0.0322)        0.1351
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gain)            (0.0382)       (0.0326)

   Distributions (from capital gains)           (0.0123)       (0.0287)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0505)       (0.0613)
   Net Asset Value End of Period                $1.1238        $1.2065

   Total Return (1)                             -2.68%         12.19%
   Net Assets, End of Period                  41,348,517       39,297,459
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     3.30%          2.88%
   Portfolio Turnover Rate                      74.85%         58.02%


   The Total Return  Portfolio was established effective July  29,
   1987.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.

                               TOTAL RETURN PORTFOLIO

                               Years Ended December 31,

                                                  1992           1991
   Net Asset Value, Beginning of Period         $1.1156        $1.0017
   Income from Investment Operations
   Net Investment Income                         0.0424         0.0979
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                     0.0165         0.1177
   Total from Investment Operations              0.0589         0.2156
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gain)            (0.0375)       (0.0543)

   Distributions (from capital gains)           (0.0043)       (0.0474)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0418)       (0.1017)
   Net Asset Value End of Period                $1.1327        $1.1156

   Total Return (1)                              5.45%         22.04%
   Net Assets, End of Period                  18,696,606       11,783,118
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     3.56%          2.52%
   Portfolio Turnover Rate                      29.26%         92.80%


   The Total Return  Portfolio was established effective July  29,
   1987.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.


                               TOTAL RETURN PORTFOLIO

                               Years Ended December 31,

                                                  1990           1989
   Net Asset Value, Beginning of Period         $1.0279        $0.9018
   Income from Investment Operations
   Net Investment Income                         0.0541         0.0542
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                    (0.0262)        0.1261
   Total from Investment Operations              0.0279         0.1803
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gain)            (0.0541)       (0.0542)

   Distributions (from capital gains)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0541)       (0.0542)
   Net Asset Value End of Period                $1.0017        $1.0279

   Total Return (1)                              2.92%         20.48%
   Net Assets, End of Period                  11,875,970       13,205,175
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     5.98%          6.17%
   Portfolio Turnover Rate                      59.96%         59.25%



   The Total Return  Portfolio was established effective July  29,
   1987.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


   For the Years Ended December 31,  1996, 1995, 1994, 1993, 1992,
   1991, 1990, 1989, 1988, and 1987


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.


                               TOTAL RETURN PORTFOLIO

                               Years Ended December 31,

                                                  1988           1987
   Net Asset Value, Beginning of Period         $0.8750
   Income from Investment Operations
   Net Investment Income                         0.0536         0.0180
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                     0.0271        (0.3738)
   Total from Investment Operations              0.0807        (0.3558)
   Less Distributions
   Dividends (from net investment income
   and net Short-Term realized gain)            (0.0539)       (0.0178)

   Distributions (from capital gains)
   Initial Capitalization                                       1.2486
   Returns of Capital Total Distributions       (0.0539)        1.2308
   Net Asset Value End of Period                $0.9018        $0.8750

   Total Return (1)                              9.34%
   Net Assets, End of Period                  10,992,865        9,644,569
   Average Commission Rate Paid
   Per Share Bought or Sold
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     6.56%          5.35%
   Portfolio Turnover Rate                      92.15%         67.24%



   The Total Return  Portfolio was established effective July  29,
   1987.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes


    For the Years Ended December 31, 1996, 1995, 1994, 1993 and
   1992**

   The following  tables should  be read in  conjunction with  the
   financial  statements  and   related  notes  included   in  the
   Statement of Additional Information.


                      INVESTMENT GRADE CORPORATE BOND PORTFOLIO

                               Years Ended December 31,

                                                  1996           1995
   Net Asset Value, Beginning of Period         $1.3161        $1.2019
   Income from Investment Operations
   Net Investment Income                         0.0078         0.0794
   Net Short-Term realized gain                                 0.0022

   Net Gains or Losses on Securities
   (realized and unrealized)                    (0.0387)        0.1142

   Total from Investment Operations              0.0390         0.1958
   Less Distributions

   Dividends (from net investment income)       (0.0777)       (0.0816)
   Distributions (from capital gains)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0777)       (0.0816)
   Net Asset Value End of Period                $1.2775        $1.3161

   Total Return (1)                              3.14%         16.71%

   Net Assets, End of Period                 100,722,152       95,210,404
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     6.08%          6.30%
   Portfolio Turnover Rate                     118.50%        159.21%



   *   Annualized.

   **   The  Investment   Grade  Corporate   Bond  Portfolio   was
   established effective December 1, 1992

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


    For the Years Ended December 31, 1996, 1995, 1994, 1993 and
   1992**


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.



                      INVESTMENT GRADE CORPORATE BOND PORTFOLIO

                               Years Ended December 31,

                                                1994           1993         1992
   Net Asset Value, Beginning of Period       $1.3090        $1.2957      $1.0000
   Income from Investment Operations
   Net Investment Income                       0.0665         0.0691       0.0058
   Net Short-Term realized gain

   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.1071)        0.0452       0.2957

   Total from Investment Operations           (0.0406)        0.1143       0.3015
   Less Distributions

   Dividends (from net investment income)     (0.0665)       (0.0686)     (0.0058)
   Distributions (from capital gains)                        (0.0324)
   Initial Capitalization
   Returns of Capital Total Distributions     (0.0665)       (0.1010)     (0.0058)
   Net Asset Value End of Period              $1.2019        $1.3090      $1.2957

   Total Return (1)                           -3.15%          8.95%       29.57%

   Net Assets, End of Period                 71,276,294   63,585,296   49,607,522
   Ratio of Expenses to Average Net Assets     0.60%         0.60%*        0.59%*
   Ratio of Net Income to Average Net Assets   5.37%         5.13%*        4.71%
   Portfolio Turnover Rate                    51.66%       151.14%        23.91%



   *   Annualized.

   **   The  Investment   Grade  Corporate   Bond  Portfolio   was
   estabished effective December 1, 1992

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


    For the Years Ended December 31, 1996, 1995, 1994, 1993 and
   1992**


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.



                     US GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

                               Years Ended December 31,

                                                  1996           1995
   Net Asset Value, Beginning of Period         $1.1786        $1.0917
   Income from Investment Operations
   Net Investment Income                         0.0751         0.0781
   Net Short-Term realized gain

   Net Gains or Losses on Securities
   (realized and unrealized)                    (0.0267)        0.0869

   Total from Investment Operations              0.0484         0.1650
   Less Distributions

   Dividends (from net investment income)       (0.0751)       (0.0781)
   Distributions (from capital gains)
   Initial Capitalization
   Returns of Capital Total Distributions       (0.0751)       (0.0781)
   Net Asset Value End of Period                $1.1519        $1.1786

   Total Return (1)                              4.29%         15.55%

   Net Assets, End of Period                 138,465,908      129,549,680
   Ratio of Expenses to Average Net Assets       0.60%          0.60%
   Ratio of Net Income to Average Net Assets     6.51%          6.84%
   Portfolio Turnover Rate                      94.63%        188.04%



   *   Annualized.

   ** The U.S. Government Mortgage Securities Portfolio was established effective December 1, 1992.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

   (2) In 1994, the Portfolio turnover rate was higher than in past years due to the impact of rising interest rates with respect to the reverse dollar repurchase ("dollar roll") strategy utilized for this Portfolio. High Portfolio turnover rates may occur in the future if the similar economic conditions occur.

                   FINANCIAL HIGHLIGHTS (AUDITED)

                Per Share Income and Capital Changes


    For the Years Ended December 31, 1996, 1995, 1994, 1993 and
   1992**


   The following  tables should  be read  in conjunction  with the
   financial  statements  and  related   notes  included  in   the
   Statement of Additional Information.



                     US GOVERNMENT MORTGAGE SECURITIES PORTFOLIO

                               Years Ended December 31,

                                                1994           1993         1992
   Net Asset Value, Beginning of Period       $1.1813        $1.1503      $1.0000
   Income from Investment Operations
   Net Investment Income                       0.0620         0.0788       0.0029
   Net Short-Term realized gain

   Net Gains or Losses on Securities
   (realized and unrealized)                  (0.0869)        0.0315       0.1598

   Total from Investment Operations           (0.0276)        0.1103       0.1627
   Less Distributions

   Dividends (from net investment income)     (0.0620)       (0.0788)     (0.0029)
   Distributions (from capital gains)                        (0.0005)     (0.0095)
   Initial Capitalization
   Returns of Capital Total Distributions     (0.0620)       (0.0793)     (0.0124)
   Net Asset Value End of Period              $1.0917        $1.1813      $1.1503

   Total Return (1)                           -2.34%          9.65%       15.03%

   Net Assets, End of Period                 93,386,366   77,052,883   28,107,848
   Ratio of Expenses to Average Net Assets     0.60%         0.60%         0.59%*
   Ratio of Net Income to Average Net Assets   5.67%         8.12%         3.16%*
   Portfolio Turnover Rate               (2) 331.42%        17.78%        33.52%



   *   Annualized.

   ** The U.S. Government Mortgage Securities Portfolio was established effective December 1, 1992.

   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

   (2) In 1994, the Portfolio turnover rate was higher than in past years due to the impact of rising interest rates with respect to the reverse dollar repurchase ("dollar roll") strategy utilized for this Portfolio. High Portfolio turnover rates may occur in the future if the similar economic conditions occur.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.

                              Small-Cap Value Portfolio
                              Years Ended December 31,

                                                 1996       1995
   Net Asset Value, Beginning of Period       $1.0669       $0.9974
   Income from Investment Operations
   Net investment income                       0.0095         0.286
   Net Short-Term realized gain                              0.0350

   Net Gains or Losses on Securities           0.1811        0.0884
   (realized and unrealized)                   0.1906        0.1520
   Total from Investment Operations
   Less Distributions

   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0095)      (0.0636)
   Distributions (from capital gains)                      (0.0189)
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0095)      (0.0825)
   Net Asset Value End of Period              $1.2480       $1.0669


   Total Return (1)                            17.94%        15.51%
   Net Assets, End of Period               36,599,651    20,769,579
   Average Commission Rate Paid Per
   Share Bought or Sold                       $0.0521
   Ratio of Expenses to Average Net
   Assets                                      1.31%#        1.35%#
   Ratio of Net Income to Average Net
   Assets                                       0.90%         2.51%
   Portfolio Turnover Rate                     30.61%        17.78%


   *    Annualized

   **   The Small-Cap  Value Portfolio  was established  effective
        December 1, 1993.
   # Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.


                              Small-Cap Value Portfolio
                              Years Ended December 31,

                                                 1994          1993
   Net Asset Value, Beginning of Period        $1.0330       $1.0000
   Income from Investment Operations
   Net investment income                       0.0068        0.0012
   Net Short-Term realized gain


   Net Gains or Losses on Securities         (0.0356)        0.0330
   (realized and unrealized)                 (0.0288)        0.0342
   Total from Investment Operations
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0068)      (0.0012)

   Distributions (from capital gains)            -             -
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0068)      (0.0012)
   Net Asset Value End of Period              $0.9974       $1.0330


   Total Return (1)                            -2.78%         3.42%
   Net Assets, End of Period                9,721,848     3,007,882
   Average Commission Rate Paid Per
   Share Bought or Sold
   Ratio of Expenses to Average Net
   Assets                                      1.33%#       1.33%*#
   Ratio of Net Income to Average Net
   Assets                                       0.80%         1.52*
   Portfolio Turnover Rate                     16.81%          -


   *    Annualized
   **   The Small-Cap  Value Portfolio  was established  effective
        December 1, 1993.
   # Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.


                              Small-Cap Index Portfolio
                              Years Ended December 31,

                                                 1996          1995


   Net Asset Value, Beginning of Period         $1.1680       $0.9540
   Income from Investment Operations
   Net investment income                       0.0124        0.0102
   Net Short-Term realized gain                0.0374        0.0095

   Net Gains or Losses on Securities
   (realized and unrealized)                   0.1284        0.2298
   Total from Investment Operations            0.1783        0.2495
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0498)      (0.0197)
   Distributions (from capital gains)        (0.5950)      (0.0158)
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.1093)      (0.0355)
   Net Asset Value End of Period              $1.2370       $1.1680



   Total Return (1)                            15.30%        26.24%
   Net Assets, End of Period               80,783,692    51,610,284
   Average Commission Rate Paid Per
   Share Bought or Sold                       $0.0453
   Ratio of Expenses to Average Net
   Assets                                       0.60%         0.60%
   Ratio of Net Income to Average Net
   Assets                                       1.04%         1.00%
   Portfolio Turnover Rate                     39.66%        30.17%










   *    Annualized
   **   The Small-Cap Index was  established effective December 1,
        1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.

                              Small-Cap Index Portfolio
                              Years Ended December 31,

                                                 1994          1993
   Net Asset Value, Beginning of Period        $1.0112       $1.0000
   Income from Investment Operations
   Net investment income                       0.0097        0.0009
   Net Short-Term realized gain


   Net Gains or Losses on Securities
   (realized and unrealized)                 (0.0572)        0.0112
   Total from Investment Operations          (0.0475)        0.0121
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0097)      (0.0009)
   Distributions (from capital gains)            -             -
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0097)      (0.0009)
   Net Asset Value End of Period              $0.9540       $1.0112


   Total Return (1)                            -4.69%         1.21%
   Net Assets, End of Period               22,336,944     5,936,716
   Average Commission Rate Paid Per
   Share Bought or Sold
   Ratio of Expenses to Average Net
   Assets                                       0.60%        0.60%*
   Ratio of Net Income to Average Net
   Assets                                       1.20%        1.24%*
   Portfolio Turnover Rate                     53.44%         0.72%


   *    Annualized

   **   The Small-Cap Index was established effective December  1,
        1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.


                                Value Index Portfolio
                              Years Ended December 31,

                                                 1996          1995


   Net Asset Value, Beginning of Period           $1.2623       $0.9614
   Income from Investment Operations
   Net investment income                       0.0298        0.0305
   Net Short-Term realized gain                0.1010        0.0054

   Net Gains or Losses on Securities
   (realized and unrealized)                   0.2186       0.03144

   Total from Investment Operations            0.2585        0.3503
   Less Distributions

   Dividends (from net investment
   income and net Short-Term realized
   gains)                                    (0.0399)      (0.0359)
   Distributions (from capital gains)        (0.0271)      (0.0135)
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0670)      (0.0494)
   Net Asset Value End of Period             $1.4538        $1.2623



















   Total Return (1)                            20.63%        36.80%

   Net Assets, End of Period              122,283,026    65,183,898
   Average Commission Rate Paid Per
   Share Bought or Sold                       $0.0377
   Ratio of Expenses to Average Net
   Assets                                       0.60%         0.60%
   Ratio of Net Income to Average Net
   Assets                                       2.38%         2.87%
   Portfolio Turnover Rate                     16.31%        18.11%


   *    Annualized
   **   The  Value  Index  Portfolio  was  established   effective
        December 1, 1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.

                                Value Index Portfolio
                              Years Ended December 31,

                                                 1994          1993
   Net Asset Value, Beginning of Period       $1.0118       $1.0000
   Income from Investment Operations
   Net investment income                       0.0253        0.0014
   Net Short-Term realized gain


   Net Gains or Losses on Securities
   (realized and unrealized)                 (0.0504)        0.0119
   Total from Investment Operations          (0.0251)        0.0133
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0253)      (0.0014)
   Distributions (from capital gains)            -         (0.0001)
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0253)      (0.0015)
   Net Asset Value End of Period             $0.9614       $1.0118

                                               -2.49%         1.32%
   Total Return (1)
                                           25,610,474     4,337,142
   Net Assets, End of Period
   Average Commission Rate Paid Per
   Share Bought or Sold
   Ratio of Expenses to Average Net             0.60%        0.59%*
   Assets
   Ratio of Net Income to Average Net           3.18%        2.11%*
   Assets                                      16.88%         8.99%
   Portfolio Turnover Rate


   *    Annualized
   **   The  Value  Index  Portfolio  was  established   effective
        December 1, 1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.


                                Growth Index Portfolio
                              Years Ended December 31,

                                                 1996          1995

   Net Asset Value, Beginning of Period       $1.3459       $1.0120
   Income from Investment Operations
   Net investment income                       0.0114        0.0127
   Net Short-Term realized gain                0.0084        0.0038

   Net Gains or Losses on Securities
   (realized and unrealized)                   0.2767        0.3394
   Total from Investment Operations            0.2965        0.3359
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0198)      (0.0165)
   Distributions (from capital gains)        (0.1374)      (0.0055)
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.1572)      (0.0220)
   Net Asset Value End of Period              $1.4852       $1.3459



   Total Return (1)                            22.10%        35.29%
   Net Assets, End of Period               83,743,210    43,515,299
   Average Commission Rate Paid Per
   Share Bought or Sold                       $0.0358
   Ratio of Expenses to Average Net
   Assets                                       0.60%         0.60%
   Ratio of Net Income to Average Net
   Assets                                       0.83%         1.15%
   Portfolio Turnover Rate                     41.55%        17.90%










   *    Annualized
   **   The Growth Cap Index  Portfolio was established  effective
        December 1, 1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
    For the Years Ended December 31, 1996, 1995, 1994 and 1993**

   The  following tables  should be  read in  conjunction with the
   financial   statements  and  related  notes   included  in  the
   Statement of Additional Information.

                                Growth Index Portfolio
                              Years Ended December 31,

                                                 1994          1993
   Net Asset Value, Beginning of Period       $1.0064       $1.0000
   Income from Investment Operations
   Net investment income                       0.0133        0.0015
   Net Short-Term realized gain


   Net Gains or Losses on Securities
   (realized and unrealized)                 (0.0056)        0.0064
   Total from Investment Operations          (0.0189)        0.0079
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term realized
   gains)                                    (0.0133)      (0.0015)
   Distributions (from capital gains)            -             -
   Initial Capitalization                        -             -
   Returns of Capital Total
   Distributions                             (0.0133)      (0.0015)
   Net Asset Value End of Period              $1.0120       $1.0064


   Total Return (1)                             1.93%         0.79%
   Net Assets, End of Period               14,171,307     3,099,916
   Average Commission Rate Paid Per
   Share Bought or Sold
   Ratio of Expenses to Average Net
   Assets                                       0.60%        0.59%*
   Ratio of Net Income to Average Net
   Assets                                       1.57%        1.98%*
   Portfolio Turnover Rate                     18.50%         0.06%


   *    Annualized

   **   The Growth Cap  Index Portfolio was established  effective
        December 1, 1993.
   (1) The performance shown does not reflect fees or expenses deducted at the separate account level.

                   FINANCIAL HIGHLIGHTS (AUDITED)
                Per Share Income and Capital Changes
      For the Years Ended December 31, 1996, 1995, and 1994**
   The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                               Corporate Bond Portfolio
                               Years Ended December 31,
                                            1996         1995
   Net Asset Value, Beginning of Period  $1.1521      $0.9716
   Income from Investment Operations
   Net investment income                  0.0825       0.0842
   Net Short-Term realized gain           0.0055       0.0159
   Net Gains or Losses on Securities
   (realized and unrealized)              0.0269       0.1835
   Total from Investment Operations       0.1149      0.2836
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term
   realized gains)                      (0.8800)     (0.1001)
   Distributions (from capital gains)   (0.0172)     (0.0030)
   Initial Capitalization                   -           -
   Returns of Capital Total
   Distributions                        (0.1052)     (0.1031)
   Net Asset Value End of Period         $1.1618      $1.1521

   Total Return (1)                       10.35%       30.19%
   Net Assets, End of Period          83,645,029   45,530,190
   Ratio of Expenses to
   Average Net Assets                      0.90%        0.90%
   Ratio of Net Income to Average
   Net Assets                              7.68%        7.89%
   Portfolio Turnover Rate                40.02%       24.70%

        *Annualized
        **The Corporate Bond Portfolio was established effective
        November 1, 1994.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

   FINANCIAL HIGHLIGHTS (AUDITED)
   Per Share Income and Capital Changes
   For the Years Ended December 31, 1994**
   The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                      Corporate Bond Portfolio
                      Years Ended December 31,
                                                         1994
   Net Asset Value, Beginning of Period               $1.0000
   Income from Investment Operations
   Net investment income                               0.0137
   Net Short-Term realized gain
   Net Gains or Losses on Securities
   (realized and unrealized)                         (0.0284)
   Total from Investment Operations                  (0.0147)
   Less Distributions
   Dividends (from net investment
   income and Net Short-Term
   realized gains)                                   (0.0137)
   Distributions (from capital gains)                    -
   Initial Capitalization                                -
   Returns of Capital Total
   Distributions                                     (0.0137)
   Net Asset Value End of Period                      $0.9716

   Total Return (1)                                    -1.47%
   Net Assets, End of Period                       13,713,195
   Ratio of Expenses to
   Average Net Assets                                  1.08%*
   Ratio of Net Income to Average
   Net Assets                                          8.64%*
   Portfolio Turnover Rate                              9.45%

        *Annualized
        **The Corporate Bond Portfolio was established effective
        November 1, 1994.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

             FINANCIAL HIGHLIGHTS (AUDITED)
        Per Share Income and Capital Changes
        For the Years Ended December 31, 1996, 1995, 1994 and 1993**

        The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.



                                   Foreign Equity Portfolio
                                   Years Ended December 31,

                                                        1996            95
        Net Asset Value, Beginning of Period         $0.9871       $0.9515
        Income from Investment Operations
        Net investment income                        (0.0041)       0.0073
        Net Short-Term realized gain

        Net Gains or Losses on Securities
        (realized and unrealized)                      0.0709       0.0398

        Total from Investment Operations               0.0750       0.0471
        Less Distributions

        Dividends (from net investment income and
        Net Short-Term realized gains)
        Distributions (from capital gains)           (0.0041)     (0.0115)
        Initial Capitalization
        Returns of Capital Total                         -             -
        Distributions
        Net Asset Value End of Period                (0.0041)     (0.0115)
                                                     $1.0580      $0.9871

                                                        7.61%        5.02%
        Total Return (1)
                                                   80,106,459   64,403,868
        Net Assets, End of Period
        Average Commission Rate Paid Per Share        $0.2520
        Bought or Sold
        Ratio of Expenses to Average Net Assets        1.45%#       1.50%#
        Ratio of Net Income to Average Net Assets
        Portfolio Turnover Rate                         0.41%        0.69%
                                                       75.65%       119.98











        *Annualized
        **The Foreign Equity Portfolio was established effective
        November 1, 1994.
        #Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

             FINANCIAL HIGHLIGHTS (AUDITED)
        Per Share Income and Capital Changes
        For the Years Ended December 31, 1996, 1995, 1994 and 1993**

        The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.



                                   Foreign Equity Portfolio
                                   Years Ended December 31,

                                                               1994

        Net Asset Value, Beginning of Period                 $1.0000
        Income from Investment Operations
        Net investment income                               -0.0019
        Net Short-Term realized gain

        Net Gains or Losses on Securities
        (realized and unrealized)                           -0.0466

        Total from Investment Operations                   (0.0485)
        Less Distributions

        Dividends (from net investment income and
        Net Short-Term realized gains)
        Distributions (from capital gains)                     -
        Initial Capitalization
        Returns of Capital Total                               -
        Distributions
        Net Asset Value End of Period
                                                            $0.9515



















                                                             -4.85%
        Total Return (1)
                                                         42,760,613
        Net Assets, End of Period
        Average Commission Rate Paid Per Share
        Bought or Sold
        Ratio of Expenses to Average Net Assets              1.50*#
        Ratio of Net Income to Average Net Assets
        Portfolio Turnover Rate                              -1.26%
                                                             19.85%



        *Annualized
        **The Foreign Equity Portfolio was established effective
        November 1, 1994.
        #Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                        FINANCIAL HIGHLIGHTS (AUDITED)
                     Per Share Income and Capital Changes
             For the Years Ended December 31, 1996, 1995, 1994**

        The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.



                             Small-Cap Aggressive Growth Portfolio
                                   Years Ended December 31,

                                                           1996          1995


        Net Asset Value, Beginning of Period              $1.1605     $0.9755
        Income from Investment Operations
        Net investment income                            0.0091        0.0075
        Net Short-Term realized gain                     0.0597        0.0878

        Net Gains or Losses on Securities
        (realized and unrealized)                        0.2779        0.1962
        Total from Investment Operations                 0.3467        0.2915
        Less Distributions
        Dividends (from net investment income and
        Net Short-Term realized gains)
        Distributions (from capital gains)             (0.0688)      (0.0945)
        Initial Capitalization                         (0.0356)      (0.0120)
        Returns of Capital Total                           -             -
        Distributions
        Net Asset Value End of Period                  (0.1044)      (0.1065)
                                                        $1.4028       $1.1605



















        Total Return (1)                                 30.09%        29.96%
        Net Assets, End of Period                    79,944,926    28,594,611
        Average Commission Rate Paid Per Share
        Bought or Sold                                  $0.0573
        Ratio of Expenses to Average Net Assets
        Ratio of Net Income to Average Net Assets        2.26%#        1.30%#
        Portfolio Turnover Rate
                                                          0.98%         0.65%
                                                         62.63%        99.48%



        *Annualized
        **The Small-Cap Aggressive Portfolio was established effective November 1, 1994.
        Percentage is shown net of expenses reimburse by the Great-West Life Assurance Company or GW Capital Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                        FINANCIAL HIGHLIGHTS (AUDITED)
                     Per Share Income and Capital Changes
             For the Years Ended December 31, 1996, 1995, 1994**

        The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                             Small-Cap Aggressive Growth Portfolio
                                   Years Ended December 31,

                                                           1994
        Net Asset Value, Beginning of Period             $1.0000


        Income from Investment Operations
        Net investment income                          (0.0016)
        Net Short-Term realized gain


        Net Gains or Losses on Securities
        (realized and unrealized)                      (0.0229)
        Total from Investment Operations               (0.0245)
        Less Distributions
        Dividends (from net investment income and
        Net Short-Term realized gains)
        Distributions (from capital gains)                 -
        Initial Capitalization                             -
        Returns of Capital Total                           -
        Distributions
        Net Asset Value End of Period                      -
                                                        $0.9755


        Total Return (1)                                 -2.46%
        Net Assets, End of Period                    12,963,409
        Average Commission Rate Paid Per Share
        Bought or Sold
        Ratio of Expenses to Average Net Assets
        Ratio of Net Income to Average Net Assets       1.26%*#
        Portfolio Turnover Rate
                                                         -1.08%
                                                          8.84%


        *Annualized
        **The Small-Cap Agressive Portfolio was established effective November 1, 1994.
        Percentage is shown net of expenses reimbursed by the Great-West Life Assurance Company or GW Capital Management, Inc.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                        FINANCIAL HIGHLIGHTS (AUDITED)
                     Per Share Income and Capital Changes
              For the Years Ended December 31, 1996, and 1995**

        The following tables should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.


                               Short-Term Maturity Bond Portfolio
                                   Years Ended December 31,

                                                           1996       1995
        Net Asset Value, Beginning of Period           $1.0092        $1.0000
        Income from Investment Operations
        Net investment income                            0.0489        0.0194
        Net Short-Term realized gain                                   0.0013

        Net Gains or Losses on Securities
        (realized and unrealized)                      (0.0027)        0.0092
        Total from Investment Operations                 0.0462        0.0299
        Less Distributions

        Dividends (from net investment income and
        Net Short-Term realized gain)
        Distributions (from capital gains)             (0.0489)      (0.0207)
        Initial Capitalization                             -             -
        Returns of Capital Total                           -             -
        Distributions
        Net Asset Value End of Period                  (0.0489)      (0.0207)
                                                        $1.0065       $1.0092

                                                          4.70%         3.02%
        Total Return (1)                             39,503,114    15,618,670
        Net Assets, End of Period
        Ratio of Expenses to Average Net Assets          $0.60%        0.53%*
        Ratio of Net Income to Average Net Assets
        Portfolio Turnover Rate                           5.15%        4.61%*
                                                         51.71%        97.87%



        *Annualized

        **The Short-Term Maturity Bond Portfolio was established effective August 1, 1995.
        (1)The performance shown does not reflect fees or expenses deducted at the separate account level.

                                 INTRODUCTION


        Maxim Series Fund, Inc. (the "Fund") is an open-end management investment company (a mutual fund) that sells its shares to the Maxim Series Account, FutureFunds Series Account and Pinnacle Series Account of Great-West Life & Annuity Insurance Company ("GWL&A") and TNE Series(k) Account (collectively, the "Series Accounts") of Metropolitan Life Insurance Company ("MetLife"). The shares in the Series Accounts are currently used to fund benefits under certain individual and group variable annuity contracts and variable life insurance policies (the "Variable Contracts") issued by GWL&A and MetLife. For information concerning your rights under a variable contract, see the applicable Series Account prospectus. Shares of the Fund are, and may in the future be, used to fund benefits under other contracts issued by GWL&A, its affiliates, MetLife or other insurance companies. G W Capital Management, Inc. ("GW Capital Management") is the Investment Adviser for the Fund. The day-to-day management of certain Portfolios of the Fund is carried out by sub-advisers which are not affiliated with GW Capital Management.

                             THE FUND PORTFOLIOS

        Each portfolio has its own investment objective and investment strategy. The investment objective of any portfolio may not be changed without a vote of a majority of the shares of that portfolio. A more detailed description of the Fund's investment policies and a glossary further describing certain investment securities mentioned in the discussions that follow are contained in the Statement of Additional Information. Following is a description of each of the Portfolios.

        Money Market Portfolio

        The investment objectives of the Money Market Portfolio are to preserve shareholder capital, to maintain liquidity and to achieve the highest possible current income consistent with the foregoing objectives by investing in short-term money market securities.

        The assets of the Money Market Portfolio are invested in money market instruments with remaining maturities not exceeding 13 months. The Money Market Portfolio also maintains a dollar-weighted average portfolio maturity of ninety days or less. The money market instruments in which the Portfolio may invest include the following:

        1.   U.S.   government   securities   and   government   agency
        securities.  U.S.  government  securities  consist  of  various

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        types of marketable  securities by the United States  Treasury, such as bills, notes and bonds. Such securities are direct obligations of the United States government. U.S. government
        agency    securities   are    debt    securities    issued   by
        government-sponsored   enterprises,   federal   agencies    and
        international  institutions.  Such  securities  are not  direct
        obligations  of   the  U.S.  Treasury  but  involve  government
        sponsorship or guarantees. Among the agencies whose debt securities may be purchased are: the Government National Mortgage Association and Federal Housing Administration, whose instruments are supported by the full faith and credit of the United States; the Farm Credit Bank, whose instruments are not direct obligations of the United States, although the Farm Credit Bank is supported by its ability to borrow from the U.S. Treasury; and the Federal Land Bank, Federal Home Loan
        Bank  and  Federal   Home  Loan  Mortgage   Corporation,  whose
        instruments are not supported by the U.S. Treasury, but only by the credit of the issuing agency;

        2. Certificates of deposit, time deposits, swap deposits and bankers' acceptances of (i) U.S. commercial banks or savings and loan associations having total assets in excess of $1 billion, or (ii) other U.S. commercial banks or savings and loan associations, foreign branches of U.S. banks, and U.S. branches of foreign banks if such bank obligations are fully insured by the Federal Deposit Insurance Corporation;

        3. Commercial paper, including variable amount master demand notes;

        4. Repurchase and reverse repurchase agreements. A repurchase agreement is an instrument under which the purchaser (e.g., the Fund) acquires ownership of the obligation (debt security) and the seller agrees at the time of the sale to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Reverse repurchase agreements involve the sale of securities held by the Portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Investment Adviser, acting under the supervision of the Board of Directors, reviews the credit worthiness of those dealers with whom the Portfolio enters into repurchase agreements; and

        5. Other money market instruments that the Portfolio may from time-to-time invest in include floating rate notes and


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        Eurodollar  certificates  of deposit  if  denominated  in  U.S.
        currency.

        The Money Market Portfolio generally invests in instruments (other than U.S. government securities) that have received the highest rating by at least one nationally recognized statistical rating organization ("NRSRO"), securities whose issuer has received such ratings with respect to a class of short-term debt obligations that is comparable in priority and security with the instrument acquired, or securities which are determined or ratified by the Fund's Board of Directors as being comparable to the foregoing securities. The Money Market Portfolio only enters into repurchase agreements that are collateralized entirely by U.S. government securities or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating categories by at least one NRSRO.

        In addition to following the foregoing guidelines, the Money Market Portfolio intends otherwise to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940, as applicable to the Portfolio.

        Investment Grade Corporate Bond Portfolio

        The investment objective of the Investment Grade Corporate Bond Portfolio is to seek the highest possible current income within the confines of the primary goal of insuring the protection of capital by investing primarily in investment grade corporate debt securities and in debt securities issued by the U.S. government and its agencies. Generally, the Investment Grade Corporate Bond Portfolio intends to invest in corporate debt securities having a rating within the two highest grades as determined by Moody's Investors Service Inc. (Aaa or Aa) or Standard & Poor's Corporation (AAA or AA). The Investment Grade Corporate Bond Portfolio may, however, also invest in debt securities within the third or fourth highest grades as determined by Moody's Investors Services Inc. (A or
        Baa) or Standard & Poor's Corporation (A or BBB), if the Fund determines such investment meets the standard of the Portfolio's investment objectives and the debt securities ratings are supported by an internal credit review that the Fund will conduct in each such instance. Bonds rated Baa by Moody's or BBB by Standard & Poor's are considered medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security for such bonds appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. Adverse changes in economic conditions are more likely to lead to a weakened

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        capacity to  make principal  and interest  payments under  such bonds than in the case of higher grade bonds. The Portfolio will not retain any bond of this type should its rating drop below a Baa rating by Moody's or a BBB rating by Standard & Poor's.

        The Investment Grade Corporate Bond Portfolio may invest in money market securities solely for defensive purposes or as a cash reserve.

        The Investment Grade Corporate Bond Portfolio is classified as non-diversified. This means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. Because a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Portfolio's securities may be more susceptible to any single economic, political or regulatory occurrence than that experienced by a diversified portfolio.



        The portfolio turnover rate for the Portfolio in 1996 was in excess of 100%. High portfolio turnover rates generally result in higher transaction costs (which are borne directly by the Portfolio) and may result in greater tax liability.

        U.S. Government Mortgage Securities Portfolio

        The investment objective of the U.S. Government Mortgage Securities Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio seeks to achieve this objective by investing primarily (at least 65% of its total assets) in mortgage related securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities.

        Investment by the U.S. Government Mortgage Securities Portfolio in U. S. government securities will include direct pass-through mortgage certificates issued by those government agencies whose obligations are backed by the full faith and credit of the United States government, such as the Government National Mortgage Association ("GNMA") or Federal Housing Administration. Such pass-through certificates represent individual interests in pools of mortgages insured by the Veterans Administration, the Farmers' Home Association, Federal Housing Administration or other government agencies. Owners of pass-through certificates are entitled to receive a pro-rata share of the net payments received on the underlying mortgages, hence such payments are passed through to the owner. Accordingly, the amount and frequency of payments on

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        such  pass-through   certificates  depends  on   the  rate   of
        prepayments on the underlying mortgages, which may vary based upon a variety of economic factors.

        The Portfolio may also invest in other U.S. government securities, such as U.S. Treasury bills, notes and bonds, or in certificates representing individual interests in pools of such U.S. Treasury securities. The payment of principal and interest to the Portfolio on such certificates is fully backed by the U.S. government.

        The Portfolio may additionally invest in securities issued by the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA and FHLMC both issue mortgage-backed securities that are similar to GNMAs in that they represent interests in pools of mortgage loans. FNMA guarantees timely payment of interest and principal on its certificates. FHLMC guarantees timely payment of interest and ultimate payment of principal. The FNMA and FHLMC guarantees are backed only by those agencies and not by the full faith and credit of the United States. The Portfolio may also invest in private mortgage pass-through securities and collateralized mortgage obligations ("CMOs"). These CMOs may take the form of those issued by private issuers and collateralized by securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

        The Portfolio may also enter into reverse dollar repurchase agreements ("dollar rolls") of mortgage-backed securities in which the Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale. Liquid assets equal to the value of the outstanding repurchase commitments are segregated from general investible funds and will be marked to the market daily. The risk associated with dollar roll transactions is that the securities may not be delivered and the Portfolio may incur a loss or will have lost the opportunity to otherwise invest the amount set aside for such transaction in the segregated asset account. As of December 31, 1996, 12.98% of the Portfolio was comprised of investments subject to dollar roll transactions.

        The Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices and/or secure a favorable rate of

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        return. The Statement  of Additional Information contains  more detailed information about these investment practices.

        The market value of securities held by the Portfolio can be expected to decline when interest rates rise. Thus, the U.S. Government Mortgage Securities Portfolio will generally shorten the average maturity of the Portfolio when interest rates are rising and lengthen the average maturity when interest rates are falling in order to optimize the total return of the Portfolio.

        The Portfolio may also hold money market instruments as it believes is advisable to maintain liquidity or for temporary defensive purposes.

        The U.S. Government Mortgage Securities Portfolio is classified as non-diversified. This means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. Because a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Portfolio's securities may be more susceptible to any single economic, political or regulatory occurrence than that experienced by a diversified portfolio.

        Short-Term Maturity Bond Portfolio

        The investment objective of the Short-Term Maturity Bond Portfolio is preservation of capital, liquidity, and maximum total return through investment in an actively managed portfolio of debt securities. It is classified as a non-diversified portfolio.

        The Portfolio will pursue its objectives primarily through investment in a portfolio of investment grade bonds and other debt securities of similar quality. The weighted average quality of the Portfolio will be A rated or higher. The Portfolio will consist only of individual securities with maturities of no longer than three years.

        Other debt securities in which the Portfolio may invest include securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities, corporate debt obligations, asset-backed securities (including mortgage-related securities), commercial paper, certificates of deposits, bankers' acceptances and other short-term instruments relating to such securities. Securities may be issued by both domestic and foreign entities but may be denominated in U.S. dollars only.



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        U.S.  Government securities  are issued  or guaranteed  by  the
        U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by
        the  full faith  and credit  of the  United States.   Some  are
        supported only by the credit of the agency that issued them.

        The Portfolio may invest in repurchase agreements relating to the securities in which it may invest. In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the party to the agreement defaults or becomes bankrupt.

        The Portfolio may purchase securities on a when-issued or forward delivery basis. When-issued and forward delivery transactions are trading practices wherein payment for and delivery of the securities take place at a future date. The market value of a security could change during this period, which could effect the market value of the Portfolio's assets. See the Statement of Additional Information for further information about when-issued and forward delivery securities.

        In order to generate additional income, the Portfolio may lend up to one-third of its portfolio securities to financial borrowers of securities. This practice could cause the
        Portfolio to experience a loss or a delay in recovering its securities. The Statement of Additional Information contains more information regarding the lending of securities.

        The Portfolio can use various techniques to increase or decrease its exposure to changing security prices, interest rates, commodity prices, or other factors that effect securities values. These techniques include buying and selling options and certain futures contracts, entering into
        swap  agreements and  purchasing index  securities.   Further
        information regarding such techniques is contained in the Statement of Additional Information. These techniques will be used for hedging purposes only.

        Generally, the Portfolio intends to invest in investment grade securities. An investment grade security is one rated in one of the top four categories by one or more nationally recognized security rating organizations or which is deemed by the Investment Adviser to be of comparable creditworthiness. However, if a security's rating were to drop below investment grade (commonly referred to as "junk bonds"), the Portfolio may determine to retain the security until such time as it is deemed appropriate to sell the security, which could mean that the security may be held to maturity. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risks than higher quality fixed-income securities and are considered predominately

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        speculative with respect to the ability  of the issuer to  meet
        principal and  interest payments.   In addition, the  secondary
        market  may  be   less  liquid  for  lower-rated   fixed-income
        securities  which  may  make  the valuation  and  sale  of  the
        securities   more  difficult.    The  Statement  of  Additional
        Information   contains   more  information   about   securities
        ratings.

        The Portfolio may invest in money market securities as part of the ongoing investment strategy or as a cash reserve.




        The Portfolio is classified as non-diversified. This means that the proportion of the Portfolio's assets that may be invested in the securities of a single issuer is not limited by the Investment Company Act of 1940. Because a relatively high percentage of the Portfolio's assets may be invested in the securities of a limited number of issuers, primarily within the same industry or economic sector, the Portfolio's securities may be more susceptible to any single economic, political or regulatory occurrence than that experience by a diversified portfolio.

        Total Return Portfolio

        The investment objective of the Total Return Portfolio is to seek to obtain the highest possible total return, a combination of income and capital appreciation, consistent with reasonable risk.

        In seeking its investment objective, the Total Return Portfolio invests in three market segments: equity securities, fixed income securities and money market instruments. The Portfolio invests in equity securities consisting primarily of common stock of domestic issuers and any warrants or rights which may be attached to such common stock. The Portfolio may also, from time to time, purchase convertible common stock of such issuers or common stock of foreign issuers. Fixed income securities in which the Portfolio may invest primarily include obligations of domestic corporations and governments (federal, state or municipal obligations) and agencies thereof. Occasionally, the Portfolio may invest in debt obligations of foreign governments. (See "Investment Limitations" for certain limitations applicable to investment in securities of foreign issuers.)

        The Investment Adviser places primary emphasis on the mix of investments among the three market segments in accordance with the Adviser's appraisal of investments most likely to achieve the highest return based upon its judgment as to economic

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        prospects and  the outlook  for interest  rates and  the equity markets. The selection of an individual security within a market segment by the Investment Adviser will be based on the Adviser's view of the relative attractiveness of the security. There are no minimum or maximum percentages as to the amount of the Portfolio's assets which may be invested in each of the market segments. Major changes in investment mix may occur several times a year or over several years, depending upon perceived market and economic conditions.

        Except for restrictions noted herein and under "Investment Restrictions" in the Statement of Additional Information, the Investment Adviser has complete flexibility in determining the amount and nature of equity securities, fixed income securities or money market instruments in which the Portfolio may invest.

        The Portfolio normally invests for long-term gains. It may, however, invest for short-term gain when, in the view of the Investment Adviser, evolving economic, business and market conditions so warrant.

        Stock Index Portfolio

        The investment objective of the Stock Index Portfolio is to provide investment results, before fees, that correspond to the total return of the S&P 500 Index and the S&P MidCap Index, weighted according to their pro rata share of the market. The Portfolio will pursue this objective by investing in common stocks traded on the New York Stock Exchange and the American Stock Exchange and, to a limited extent, in the over-the-counter markets.

        Standard & Poor's Corporation ("S&P") chooses the 500 stocks comprising the S&P 500 Index on the basis of market values and industry diversification. Most of the stocks in the S&P 500 Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and such companies are generally listed on the New York Stock Exchange. Additional stocks that are not among the 500 largest market value stocks are included in the S&P 500 Index for diversification purposes.

        The S&P MidCap Index is market-weighted and consists of 400 stocks of domestic companies, having a median market capitalization of approximately $1.6 billion. The stocks included in the S&P 500 Index and the S&P MidCap Index do not overlap.

        Because smaller capitalized companies, regardless of their shares outstanding, sometimes exhibit illiquidity in the market, minimum trading volume constraints are placed on

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        issues selected for the S&P MidCap  Index. For this reason, the
        S&P MidCap Index includes a small number of lesser known companies in well known industries whose shares are more liquid.

        S&P is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Portfolio will attempt to duplicate the performance of the S&P 500 Index and the S&P MidCap Index while keeping transaction costs low and minimizing Portfolio turnover. To achieve its investment objective, the Portfolio will purchase equity securities that, in the Adviser's opinion, will reflect, as a group, the composite price performance of the S&P 500 Index and the S&P MidCap Index. Like these indices, the Portfolio will hold both dividend-paying and non-dividend paying common stocks. Under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included on the S&P 500 Index and the S&P MidCap Index.

        A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

        S&P does not endorse, sell, promote or sponsor the Portfolio or the Fund, and is not in any other way affiliated with the Portfolio, the Fund or the Investment Adviser.

        Small-Cap Index Portfolio

        The investment objective of the Small-Cap Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 2000 Index. The Russell 2000 Index was developed in 1979 by the Frank Russell Company to track the stock market performance of a broadly diversified group of small capitalization domestic stocks. As of December 31, 1996, the median market capitalization of issues comprising the Russell 2000 Index was approximately $360 million.

        The Portfolio intends to pursue this objective by investing primarily in common stocks issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the approximately 2,000 securities in the Russell 2000 Index because of the administrative costs involved and the expenses associated with

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        trading  less active  securities.  Instead, the  Portfolio  may hold a representative sample of securities included in the Russell 2000 Index.

        The Frank Russell Company is not a sponsor   of, or in any other way
        affiliated with, the Portfolio  or the Fund.

        The Russell 2000 Index is a subset of the larger Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks. The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ (National Association of
        Securities Dealers Automated Quotations) National Market System over-the-counter market. The Russell 2000 Index consists of the 2000 smallest stocks within the Russell 3000, representing approximately 6% of the Russell 3000 Index total market capitalization.

        The Russell 2000 Index is reconstituted annually to reflect changes in the marketplace. The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June
        30. As well, securities that leave the Russell 2000 Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate.

        The annual turnover rate of the Russell 2000 Index is significant, often as high as 25% per year of the total market capitalization of the Index. This investment strategy will be implemented only to the extent it is consistent with maintaining the Fund's qualification as a regulated investment company under the Internal Revenue Code (see "Dividends, Distributions and Taxes). The Fund's strategy may be limited, in particular, by the requirement for such qualification that less than 30% of the Fund's annual gross income be derived from the sale or other disposition of stocks or securities (including options and futures contracts) held for less than three months.

        Historically, small capitalization stocks, which constitute the Portfolio's primary investments, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, and the greater sensitivity of small companies to changing economic

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        conditions.   Besides  exhibiting   greater  volatility,  small
        company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Portfolio may be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500 Index.

        The Portfolio intends that, under normal circumstances, at least 80% of its total assets will be invested in securities included in the Russell 2000 Index.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

        Value Index Portfolio

        The investment objective of the Maxim Russell 1000 Value Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Value Index. The Russell 1000 Value Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting value potential.

        The Portfolio intends to pursue this objective by investing primarily in common stocks with greater than average value orientation, as determined by the formula set forth below, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the securities in the Russell 1000 Value Index because of administrative costs involved and the expenses associated with trading less active securities. Instead, the Portfolio will hold a representative sample of securities included in the Russell 1000 Value Index.

        The Frank Russell Company is not a sponsor   of, or in any other way
        affiliated with, the Portfolio or the Fund.

        The Russell 1000 Value Index is a subset of the Russell 1000 Index which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks.

        The Russell 3000 Index represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ

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        (National   Association   of   Securities   Dealers   Automated
        Quotations) National Market System over-the-counter market. The Russell 1000 consists of the 1000 largest stocks within the Russell 3000 Index, representing approximately 94% of the Russell 3000 Index total market capitalization.

        The Russell 1000 Value Index is comprised of stocks from the Russell 1000 Index with greater-than-average value orientation. A stock is determined to have greater-than-average value orientation if it falls in the bottom 50% of the Russell 1000 Index based on cumulative market capitalization, ranked by descending price-to-book ratio. Thus, securities in the Russell 1000 Value Index typically have low price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth rates than more growth- oriented securities.
        The Russell 1000 Value Index is reconstituted annually to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1996, the price-to-book breakpoint was 3.413.

        The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June 30. As well, securities that leave the Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate. As of May 31, 1996, the corporations included in the Russell 1000 Value Index had an average market capitalization of $2.89 billion.

        As discussed above, the Portfolio may not invest in all the stocks that comprise the Russell 1000 Value Index. Thus, the Portfolio holdings may be invested differently by industry segment or by weighting than the Russell 1000 Value Index. The Portfolio may compensate for the omission from its holdings that are included in the Russell 1000 Value Index or for purchasing stocks in proportions that differ from their weightings in that Index, by purchasing stocks that may or may not be included in the Russell 1000 Value Index, but which have characteristics similar to omitted stocks (such as stocks from the same or similar industry group having similar market capitalizations and investment characteristics). The Portfolio will not adopt a temporary or defensive investment posture in times of generally declining market conditions. Therefore, investors in the Portfolio will bear the risk of such market conditions.



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        The  Portfolio intends  that,  under normal  circumstances,  at least 80% of the Portfolio's total assets will be invested in securities included in the Russell 1000 Value Index.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

        Growth Index Portfolio

        The investment objective of the Growth Index Portfolio is to provide investment results, before fees, that correspond to the total return of the Russell 1000 Growth Index. The Russell 1000 Growth Index was developed by the Frank Russell Company to track stock market performance of stocks from the Russell 1000 Index exhibiting certain characteristics suggesting growth potential.

        The Portfolio intends to pursue this objective by investing primarily in common stocks with greater than average growth orientation, as determined by the formula set forth below, issued by corporations domiciled in the U.S. and its territories traded on the various U.S. stock exchanges and, to a limited extent, in the over-the-counter markets. The Portfolio may not hold all of the securities in the Russell 1000 Growth Index because of administrative costs involved and the expenses associated with trading less active securities. Instead, the Portfolio will hold a representative sample of securities included in the Russell 1000 Growth Index.

        The Frank Russell Company is not a sponsor of, or in any other way affiliated with, the Portfolio or the Fund.

        The Russell 1000 Growth Index is a subset of the Russell 1000 Index which in turn is a subset of the Russell 3000 Index. The Russell 3000 Index consists of the largest 3000 publicly traded stocks of corporations domiciled in the U.S. and its territories and includes large, medium and small capitalization stocks.

        The Russell 1000 Growth Index is comprised of stocks from the Russell 1000 Index with greater-than-average growth orientation. A stock is determined to have greater-than-average growth orientation if it falls in the top 50% of the Russell 1000 Index based on cumulative market
        capitalization,   ranked  by  descending  price-to-book  ratio.
        Thus, securities in the Russell 1000 Growth Index typically have high price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth rates than more value-oriented securities.



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        The  Russell 1000  Growth Index  is reconstituted  annually  to reflect changes in the marketplace. At each reconstitution, the Russell 1000 Index constituents are ranked by their price-to-book ratio. Once ranked by this ratio, a breakpoint is determined by the median market capitalization of the Russell 1000 Index. As of May 31, 1996, the price-to-book breakpoint was 3.413.

        The Portfolio will similarly reconstitute itself on an annual basis. The reconstituted list of securities are ranked based on May 31 total market capitalizations, with the actual reconstitution effective June 30. As well, securities that leave the Index for any reason between reconstitution dates will not be replaced. As a result, the number of securities held in the Portfolio over the year will fluctuate. As of May 31, 1996, the corporations included in the Russell 1000 Growth Index had an average market capitalization of $2.67 billion.

        As discussed above, the Portfolio may not invest in all the stocks that comprise the Russell 1000 Growth Index. Thus, the Portfolio holdings may be invested differently by industry segment or by weighting than the Russell 1000 Growth Index. The Portfolio may compensate for the omission from its holdings that are included in the Russell 1000 Growth Index or for purchasing stocks in proportions that differ from their weightings in that Index, by purchasing stocks that may or may not be included in the Russell 1000 Growth Index, but which have characteristics similar to omitted stocks (such as stocks from the same or similar industry group having similar market capitalizations and investment characteristics). The Portfolio will not adopt a temporary or defensive investment posture in times of generally declining market conditions. Therefore, investors in the Portfolio will bear the risk of such market conditions.

        The Portfolio intends that, under normal circumstances, at least 80% of the Portfolio's total assets will be invested in securities included in the Russell 1000 Growth Index.

        See also "Index Portfolio Management" in this Prospectus for more information on management practices and risks associated with index-type portfolios.

        Small-Cap Value Portfolio

        The investment objective of the Small-Cap Value Portfolio is to achieve long-term capital appreciation by investing primarily in common stocks, although the Portfolio may also invest in other securities, including restricted, preferred stock or foreign securities. In seeking capital appreciation, consideration will be given to undervalued small and medium sized companies in industries that demonstrate a strong

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        potential  for  growth,  financially   strong  companies   with
        distinct market niches offering quality products or services, outstanding management teams and a proven record of success.
        Ariel  Capital  Management  serves   as  sub-adviser  to   this
        Portfolio.   As  such,  it is  responsible for  the  day-to-day
        management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        As a means of controlling risk, industries that are believed to be inherently unpredictable--specifically, cyclical, commodity-based and start-up industries--will be avoided. The Portfolio will be constructed on a stock by stock basis with little attention devoted to the macro-economic outlook of a particular industry.



        The Portfolio will adhere to a disciplined investment philosophy which incorporates strict guidelines regarding individual securities. When initiating a position, the Portfolio will focus on issuers generally ranging in market capitalization from $50 million to $1.5 billion. As such, the median market capitalization of the Portfolio is not expected to exceed $1 billion. Since these companies may be less widely followed by market analysts, it is believed that they present greater opportunity for exceptional returns.

        Additionally, in keeping with a value approach, the Portfolio will generally invest in companies whose equities are trading at an expected price/earnings ratio of 13-1 or less over the next 12 month's earnings estimate and at a low price relative to book value, current sales and total assets. Expected earnings may represent normalized earnings or be adjusted for amortization of non-cash charges. When executing this philosophy, assets of the Portfolio will not trade or time the market for quick gains. Rather, a fully invested portfolio is maintained by following a conservative philosophy of investing for the long-term. A security will be sold if it is believed that its price/earnings multiple reflects that the security may be over-valued and/or that it is not longer perceived as having strong potential for growth. Specifically, when a stock is trading at a price of 19-20 times its forward 12 months earnings estimates, it is believed such stock reflects popular interest. In keeping with a long-term approach, a security will not be sold because of a short-term earnings disappointment. However, a holding will be sold if it is believed that the company's business has undergone fundamental changes that will negatively affect its stock price or if there is a loss of faith in a management's ability to execute the company's stated goals and objectives.



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






        The Portfolio may invest in foreign securities offering potential for growth. Investments in foreign securities involve risks that differ in some respects from investment in securities of U.S. issuers. These risks include the risk of fluctuations in the value of the currencies in which they are denominated, the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Portfolio. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets and the Portfolio will incur costs in converting foreign currencies to U.S. dollars. Custody charges are generally higher for foreign securities.

        The Portfolio may also invest in money market securities for temporary or emergency purposes or solely as a cash reserve.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Statement of Additional Information contains more detailed information about these investment practices.

        The Portfolio currently observes the following operating policies, which may be changed without shareholder approval:
        (1) the Portfolio actively seeks to invest in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving our environment and avoiding companies with poor environmental records; and (2) the Portfolio will not invest in issuers primarily engaged in the manufacture of weapons systems, the production of nuclear energy, or the manufacture of equipment to produce nuclear energy.

        It is believed that there are long-term benefits inherent in an investment philosophy that demonstrates concerns for the environment, human rights, economic priorities and international relations.

        The sub-adviser has engaged the services of Franklin Research and Development Corporation of Boston to provide environmental screening for all issuers selected for the Portfolio. Franklin provides information and opinions on the companies' environmental histories. However, Franklin does not make

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        recommendations  or provide  investment  advice  concerning the purchase or sale of securities for the Portfolio.



        Small-Cap Aggressive Growth Portfolio

        The investment objective of the Small-Cap Aggressive Growth Portfolio is long-term capital growth. The Small-Cap Aggressive Growth Portfolio seeks to achieve its objective by investing in common stocks or their equivalent, emphasizing securities believed to be undervalued by the market. The Portfolio may also hold a portion of its assets in cash or money market instruments. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        Loomis Sayles  seeks to  build a  core  small-cap portfolio  of solid growth companies' stock with a smaller emphasis on special situations and turnarounds (companies that have experienced significant business problems but which are believed to have favorable prospects for recovery), as well as unrecognized stocks.

        In seeking long-term capital growth, the Portfolio will normally invest at least 65% of its total assets in companies with market capitalization of less than $1 billion and may invest up to 35% of its total assets (measured at the time of acquisition) in larger companies. Current income is not a consideration in selecting investments for the Portfolio. Equity securities of companies with relatively small market capitalization may be more volatile than the securities of larger, more established companies and the broad equity market indexes.

        The Portfolio may invest a limited portion of its assets in securities of issuers organized or headquartered outside the United States. However, such investments cannot exceed 10% of the Portfolio's total assets (measured at the time of acquisition). Foreign investments can involve risk, however, that may not be present in domestic securities. Please see "Foreign Investment Risks" in this prospectus and the Statement of Additional Information.


        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Portfolio may also engage in the following investment practices each of which may involve certain special risks: when-issued securities and repurchase agreements. The

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






        Statement of Additional Information contains more detailed information about these practices.

        Corporate Bond Portfolio

        The investment objective of the Corporate Bond Portfolio is high total investment return through a combination of current income and capital appreciation. The Corporate Bond Portfolio seeks to achieve its investment objective by investing in debt securities (including convertibles), although up to 20% of its total assets (measured at the time of acquisition) may be invested in preferred stocks. In achieving high total investment returns through a combination of current income and capital appreciation, the Portfolio will normally invest at least 65% of its total assets in bonds. A limited portion of its total assets (measured at the time of acquisition) may also be invested in securities of foreign issuers and up to 35% of its total assets (measured at the time of acquisition) in securities of below investment grade quality. The Portfolio may also hold a portion of its assets in cash or money market instruments. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Funds' Board of Directors and the Investment Adviser.

        The Portfolio may invest in fixed-income securities of any maturity. Fixed-income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed-income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers. Because interest rates vary, it is impossible to predict the income in fixed-income securities for any particular period. Therefore, the net asset value of the Portfolio's shares will vary as a result of changes in the value of the securities held. Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates. In general, the values of fixed-income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest.

        The Portfolio may invest a portion of its assets in securities rated below investment grade (that is, below BBB by S&P or Baa by Moody's), including securities in the lowest rating categories and comparable unrated securities. The Portfolio may invest up to 35% of its total assets (measured at the time of acquisition) in such securities. For purposes of this percentage, a security will be treated as being of investment grade quality if at the time it is acquired at least one major rating agency has rated the security in its top four rating categories (even if another agency has issued a lower rating), or if the security is unrated but it is otherwise determined to be of comparable quality. Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower rated fixed-income securities are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of the Portfolio investing in lower rated fixed-income securities may be more dependent on credit analysis than is the case with higher quality bonds. The market for lower rated fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the values of these securities and may make the valuation and sale of these securities more difficult. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB by S&P or Baa by Moody's) have some speculative characteristics.


        The Portfolio may also invest in "zero coupon" fixed-income securities. These securities accrue interest at a specified rate, but do not pay interest in cash on a current basis. If the Portfolio invests in zero coupon securities, it is required to distribute the income on these securities as the income accrues, even though the Portfolio is not receiving the income and cash on a current basis. Thus, the Portfolio may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed-income securities of comparable quality and maturity.

        The Portfolio may also invest in securities of issuers organized or headquartered outside of the United States. The Portfolio will not purchase a foreign security if, as a result, its holdings of foreign securities would exceed 20% of its total assets (measured at the time of acquisition); however, the Portfolio may invest any portion of its assets in securities of Canadian issuers. Foreign investments can involve risk that may not be present in domestic securities. Please see "Foreign Investment Risks" in this prospectus.

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        The   Portfolio  may   engage  in   foreign  currency  exchange
        transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. Please see "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may purchase Rule 144A securities. These are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless it has been determined that the particular issue of Rule 144A securities is liquid. Please see "Illiquid Securities" in this prospectus.

        The Portfolio may purchase and write options on securities and certain futures contracts and invest in certain futures contracts. The Portfolio may also engage in the following investment practices each of which involves certain special risks: collateralized mortgage obligations, when issued securities and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.


        Foreign Equity Portfolio

        The investment objective of the Foreign Equity Portfolio is total return from long-term growth of capital and dividend income. The Foreign Equity Portfolio seeks to achieve its objective by investing primarily in international equity securities. Although the Portfolio seeks to invest primarily in common stocks, it may also invest in any type of equity security. Loomis, Sayles & Company, L.P. serves as sub-adviser to this Portfolio. As such, it is responsible for the day-to-day management of the Portfolio subject to the overall supervision of the Fund's Board of Directors and the Investment Adviser.

        In seeking to achieve its investment objective, the Portfolio will normally invest 65% of its total assets in equity securities of issuers headquartered outside of the United States. Under normal conditions, the Portfolio will contain equity securities of issuers from at least three countries outside the United States. The Portfolio may also hold a portion of its assets in cash or money market instruments.

        The Portfolio will not limit its investments to any particular type of company. First, a group of attractively valued countries will be selected. Within the selected countries, securities will be selected that are expected to offer the


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        best   value   based   on   valuation   and   earnings   growth
        expectations.

        Foreign investments can involve risk, however, that may not be present in domestic securities. Please see "Foreign Investment Risks" in this prospectus.

        The Portfolio may also, from time to time, invest up to 20% of its assets in fixed-income securities issued or guaranteed by foreign governments (including their political subdivisions, agencies and authorities, and/or instrumentalities), issued by supranational agencies or issued by foreign companies, including but not limited to convertible debt and less than investment grade or non-rated debt. The net asset value of the Portfolio will vary as a result of changes in the value of bonds and other fixed-income securities held by the Portfolio. Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. Credit risk relates to the ability of the issuer to make payments of principal and interest. Securities with a rating which is less than investment grade are commonly referred to as "junk bonds." Lower rated fixed-income securities generally provide higher yields, but are subject to greater credit and market risks than higher quality fixed-income securities and are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. In addition, the secondary market may be less liquid for lower-rated fixed-income securities which may make the valuation and sale of the securities more difficult. The Statement of Additional Information contains more information about securities ratings.

        The Portfolio may invest in convertible securities, including corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such

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        securities  at  a  particular   price.  Convertible  securities
        purchased by the Portfolio may be rated below investment grade or may be unrated.

        The Portfolio may also engage in the following investment practices each of which involves certain special risks: transactions in options and certain futures contracts and repurchase agreements. The Statement of Additional Information contains more detailed information about these practices.

        The Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Please see "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may invest up to 10% of its assets (measured at the time of acquisition) in securities of investment companies which invest primarily in securities issued by foreign companies. As such, the Portfolio may indirectly bear investment management fees of such investment companies, which are in addition to the management fees the Portfolio pays its adviser.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.

        Maxim Blue Chip Portfolio

        The investment objective of the Maxim Blue Chip Portfolio is long-term growth of capital and income. To achieve its objective, the Portfolio normally will invest primarily in common stocks of large, well-established, stable and mature companies, commonly known as "Blue Chip" companies.

        "Blue Chip" companies typically have long records of financial success and dividend payments and a reputation for quality management, products and services. The Portfolio normally invests at least 65% of its total assets (measured at the time of investment) in "Blue Chip" stocks that (1) are included in a widely recognized index of stock market performance such as the Dow Jones Industrial Average, the Standard & Poor's 500 Index, or the New York Stock Exchange Index; (2) generally pay regular dividends; and (3) have a market capitalization of at least $1 billion. The Portfolio may also invest in non-dividend paying companies if it is determined they offer favorable prospects for capital appreciation. The Portfolio may also invest up to 30% of its total assets (measured at the time of investment) in foreign securities and may invest,
        without  limitation, in  ADRs.   Such investments  may  enhance

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        return, but  also involve  some  special risks.   See  "Foreign
        Investment Risks" in this prospectus.

        The Portfolio may purchase and write call and put options and enter into certain futures contracts on securities, financial indices and foreign currencies. Such transactions may be entered into for any number of reasons, including: to manage its exposure to changes in securities prices and foreign securities; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. See the Statement of Additional Information for more detailed information about these investment practices.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See "Foreign Currency Exchange Transactions" in this prospectus and the Statement of Additional Information for more detailed information about these practices.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.

        The Portfolio may also invest in convertible securities, preferred stocks, bonds, debentures and other corporate obligations when it is determined that these investments may offer opportunities for capital appreciation. The Portfolio will invest in bonds, debentures, and corporate obligations only if they are rated investment grade (BBB or higher) at the time of purchase. The Portfolio may invest in convertible securities and preferred stocks which are rated in medium and lower categories by Moody's or S&P (Ba or lower by Moody's and BB or lower by S&P), but none may be rated lower than B. Securities rated B generally are less desirable investments and are deemed speculative as far as the issuer's capacity to pay interest and repay principal over a long period of time. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. The Portfolio may also invest in unrated convertible securities and preferred stocks if they are deemed to be equivalent in quality to the rated securities that the Portfolio may buy. The Portfolio will not invest more than 5% of its total assets (measured at the time of investment) bonds, debentures, convertible securities and corporate obligations rated below

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        investment grade either at the  time of purchase or as a result of a rating reduction after purchase, or in unrated securities that are believed to be equivalent in quality to securities
        rated  below  investment grade.   This  5% limitation  does not
        apply to preferred stocks.

        All or part of the Portfolio's assets may be invested temporarily in U.S. and foreign-dollar denominated money market securities, including repurchase agreements, commercial paper, bank obligations, certificates of deposit, bankers's acceptances, other cash equivalents and government securities if it is determined to be appropriate for purposes of enhancing liquidity or preserving capital in light of prevailing market or economic conditions. While in such a defensive position, the opportunity to achieve capital growth will be limited, and, to the extent that this assessment of market conditions is incorrect, the Portfolio will be foregoing the opportunity to benefit from capital growth resulting from increases in the value of equity investments.

        Maxim MidCap Growth Portfolio

        The investment objective of the Maxim MidCap Growth Portfolio is to provide long-term appreciation by investing primarily in common stocks of medium-sized (mid-cap) growth companies. To achieve this objective, the Portfolio will invest at least 65% of its assets (measured at the time of investment) in a diversified portfolio of mid-cap companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

        A mid-cap company is defined as one whose market capitalization (number of shares outstanding multiplied by share price) falls within the capitalization range of companies included in the Standard & Poor's 400 MidCap Index - generally, between $191 million and $6.5 billion. Mid-cap growth companies are often in the early, more dynamic phase of their life cycles, but are no longer considered new or emerging. Mid-cap companies tend to offer higher growth prospects than larger companies. At the same time, mid-cap
        companies  tend  to  have  greater   resources,  and  therefore
        represent less risk, than smaller companies. In addition, mid-cap companies generally have sufficient financial resources and access to capital to finance their growth.

        The Portfolio will attempt to invest primarily in companies that offer proven products or services; have a historical record of above-average earnings growth; demonstrate the potential to sustain earnings growth; operate in industries experiencing increasing demands; or are believed to be undervalued in the market place.


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






        Mid-cap growth stocks entail greater risk and are usually more volatile than the shares of larger, more established companies. Since mid-cap companies usually reinvest a high portion of earnings in their own businesses, they tend to pay a lesser dividend than larger companies. Also, since investors buy mid-cap growth stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

        The Portfolio may invest in preferred equity, warrants and debt securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants (generally, two or more years).

        The Portfolio may invest up to 25% (measured at the time of investment) in foreign securities. These include non-dollar denominated securities traded outside of the U.S. and dollar denominated securities of foreign issuers traded in the U.S. Such investments may enhance return, but also involve some special risks. See "Foreign Investment Risks" in this prospectus.

        The Portfolio may, for non-hedging purposes, invest 10% of its total assets in hybrid instruments. These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures and options. For example, the principal amount, redemption or conversion terms of a security could be related to the market price of a commodity, currency, or securities index. Such securities may bear interest or pay dividends at low market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an investment could be zero. See also the Statement of Additional Information for more information about these types of transactions.

        The Portfolio may purchase "illiquid securities," that is, securities which are not readily marketable, which includes securities whose disposition is restricted by federal securities laws. See "Illiquid Securities" in this prospectus.

        The Portfolio may purchase and write call and put options and enter into certain futures contracts on securities and financial indices. Such transactions may be entered into for any number of reasons, including: to manage its exposure to changes in securities prices and foreign securities; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. See the Statement of Additional Information for more detailed information about these investment practices.

        The Portfolio may engage in foreign currency exchange transactions to protect the value of specific positions or in anticipation of changes in relative values of currencies in which current or future holdings are denominated or quoted. See also "Foreign Currency Exchange Transactions" in this prospectus.

        The Portfolio may hold a certain portion of its assets in U.S. and foreign-dollar denominated money market securities, including repurchase agreements, high quality corporate bonds or notes and government securities.






        Index Portfolio Management

        All index styled portfolios may utilize futures as a substitute for a comparable market position in the underlying securities, or for hedging purposes. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The intent is to purchase and sell futures contracts so as to obtain the best price with consideration also given to liquidity.

        Stock index futures contracts may be  purchased or sold to  the extent  that  such activities  would  be  consistent  with  the requirements of Section 4.5 of the regulations under the Commodity Exchange Act, under which the portfolios would be excluded from the definition of a "commodity pool operator." Accordingly, each portfolio may enter into futures positions in such futures contracts to the extent that the aggregate initial margins and premiums required to establish such positions do not exceed 5% of the liquidation value of the respective portfolio.

        Risks associated with the use of futures contracts are: (i) imperfect correlation between the change in value of securities  included on  the index  and the  prices  of futures

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






        contracts; and (ii) possible lack of a liquid secondary market for a futures position when desired. The risk that a portfolio will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account.

        As a result, a relatively small price movement in a futures contract may result in substantial losses to the trader (i.e., the Portfolio). Traditional methods of securities analysis are not used by the Investment Adviser in making investment decisions for index styled portfolios. Rather a statistical selection technique is utilized to determine which securities it will purchase or sell in order to track the performance of the relevant index(es) to the extent feasible. In addition, from time to time, adjustments may be made in a portfolio's holdings due to change in the composition of the relevant index(es). Each index styled portfolio will attempt to achieve a correlation between its performance and that of the relevant index(es) of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when a portfolio's net asset value, including the value of its dividends and capital gains distributions, increases or decreases, is in exact proportion to change in the relevant index(es). The Investment Adviser will attempt to minimize any tracing error (that statistical measure of the difference between the investment results of a portfolio and that of the relevant index(es)) in making investments for a portfolio. However, brokerage and other transaction costs, as well as potential tracking errors, will tend to cause a portfolio's return to be lower than the return of the relevant index(es). There can be no assurance, however, as to how closely a portfolio's performance will correspond to the performance of the relevant index(es). Moreover, the index itself may not perform favorably in which case a Portfolio's performance would similarly be unfavorable.

        Foreign Investment Risks

        Investments in foreign securities present risks not typically associated with investments in comparable securities of U.S. issuers.

        There may be less information publicly available about a foreign corporate or government issuer than about a U.S.
        issuer,  and   foreign  corporate  issuers  are  not  generally
        subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than those in the United States, and judgements against foreign entities may be more difficult to obtain and enforce. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

        A Portfolio's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, delays and disruptions in securities settlement procedures.

        Most foreign securities in a Portfolio will be denominated in foreign currencies or traded in securities markets in which settlements are made in foreign currencies. Similarly, any income on such securities is generally paid to a Portfolio in foreign currencies. The value of these foreign currencies relative to the U.S. dollar varies continually, causing changes in the dollar value of a Portfolio's investments (even if the price of the investments is unchanged) and changes in the dollar value of a Portfolio's income available for distribution to its shareholders. The effect of changes in the dollar value of a foreign currency on the dollar value of a Portfolio's assets and on the net investment income available for distribution may be favorable or unfavorable.

        A Portfolio may incur costs in connection with conversions between various currencies. In addition, a Portfolio may be required to liquidate portfolio assets, or may incur increased currency conversion costs, to compensate for a decline in the dollar value of a foreign currency occurring between the time when a Portfolio declares and pays a dividend, or between the time when a Portfolio accrues and pays an operating expense in U.S. dollars.

        Foreign Currency Exchange Transactions

        Portfolios which engage in foreign currency exchange transactions do so in an attempt to protect against uncertainty in the level of future exchange rates. Some Portfolios may engage in foreign currency exchange transactions in connection with the purchase and sale of securities ("transaction hedging") and to protect against changes in the value of specific positions ("position hedging").

        A Portfolio may engage in transaction hedging to protect against a change in foreign currency exchange rates between the date on which the Portfolio contracts to purchase or sell a security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. A portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in securities denominated in that foreign currency.

        If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

        For transaction hedging purposes a Portfolio may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

        A Portfolio may engage in position hedging to protect against the decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, quoted or exposed (or an increase in the value of the currency in which the securities the Portfolio intends to buy are denominated, when the Portfolio holds cash or short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, the Portfolio may also purchase or sell foreign currency on a spot basis.

        A Portfolio's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. A

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        Portfolio  could   hedge  a  foreign   currency  with   forward
        contracts on another ("proxy") currency of which changes in value generally correlate with the currency to be hedged. Such "cross hedging" activities may be engaged in when it is believed that such transactions provide significant hedging opportunities. Cross hedging transactions involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

        Hedging transactions involve costs and may result in losses. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when it is believed the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. There is no assurance that appropriate foreign currency exchange transactions will be available with respect to all currencies in which investments may be denominated. Hedging transactions may also be limited by tax considerations. Hedging transactions may affect the character or amount of distributions.

        Illiquid Securities

        Each Portfolio, other than the Money Market Portfolio, may invest up to 15% of its total assets in "illiquid securities" (taken as of the time of acquisition of an illiquid security). The Money Market Portfolio may invest up to 10% of its total assets in illiquid securities. Illiquid securities are securities that may not be sold in the ordinary course of business within seven days at approximately the price used in determining the net asset value of the Portfolio. This restriction applies to securities for which a ready market does not exist, such as restricted securities, but does not necessarily encompass all restricted securities. Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the Securities Act of 1933 which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A securities present an attractive investment opportunity and otherwise meet selection criteria, the Portfolios may make such investments. Whether or not such securities are "illiquid" depends on the market that exists for the particular security.

        The staff of the Securities and Exchange Commission has taken the position that the liquidity of Rule 144A securities is a question of fact for a board of directors to determined, such determination to be based on a consideration of the readily available trading markets and the review of any contractual restrictions. The staff also acknowledges that while the board retains ultimate responsibility, it may delegate this function to an investment adviser. The Board of Directors of the Fund has delegated this responsibility to the Investment Adviser, and with respect to those Portfolios having a sub-adviser, the sub-adviser is responsible for determining the liquidity of Rule 144A securities.

        It is not possible to predict with assurance exactly how the market for Rule 144A securities or any other security will develop. A security which when purchased enjoyed a fair degree of marketability may subsequently become illiquid and, accordingly, a security which was deemed to be liquid at the time of acquisition may subsequently become illiquid. In such event, appropriate remedies will be considered to minimize the effect on a Portfolio's liquidity.

        Debt Securities

        Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds. This sensitivity to interest rates is also referred to as "market risk."

        Debt obligations are rated based on their estimated credit risk by independent services such as S&P and Moody's. "Credit risk" relates to the ability of the issuer's ability to make payments of principal and interest when due.

        The lower a bond's quality, the more it is subject to credit risk and market risk and the more speculative it becomes. This is also true of most unrated debt securities. Investment grade securities are those rated AAA, AA, A or BBB by S&P or Aaa, Aa, A or Baa by Moody's or, if unrated, are judged to be of comparable quality to securities so rated. Debt securities rated BBB by S&P or Baa by Moody's and unrated securities of comparable quality are viewed as having adequate capacity for payment of principal and interest, but do involve a higher degree of risk than that associated with investments in debt securities in the higher rating categories.

        Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds". These securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is, therefore, possible that these types of factors could in certain instances, reduce the value of securities held with a commensurate effect on share value.

        Debt securities include (1) securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities; (2) debt securities issued or guaranteed by U.S. corporations or other issuers (including foreign governments or corporations); (3) asset-backed securities and mortgage-related securities, including collateralized mortgage obligations ("CMOs"); and (4) securities issued or guaranteed as to principal or interest by a sovereign government or one of its agencies or political subdivisions, supranational entities such as development banks, non-U.S. corporations, banks or bank holding companies, or other non-U.S. issuers.



                            MANAGEMENT OF THE FUND

        Overall responsibility for management and supervision of the Fund rests with the Fund's directors. There are currently five directors, three of whom are not "interested persons" of the Fund within the meaning of that term under the Investment Company Act of 1940. The Board meets regularly four times each year and at other times as necessary. By virtue of the functions performed by GW Capital Management as Investment Adviser, the Fund requires no employees other than its executive  officers,  none of  whom devotes  full  time to  the affairs of the Fund. These officers are employees of GWL&A and receive compensation from it. The Statement of Additional Information contains the names of, and general background information regarding, each Director and executive officer of the Fund.

        Investment Adviser

        GW Capital Management, located at 8515 E. Orchard Rd., Englewood, Colorado 80111, serves as the Fund's "Investment Adviser." Through Power Corporation of Canada, a holding and management company, the Investment Adviser is controlled by a Canadian investor, Paul Desmarais, and his associates. The Investment Adviser presently acts as the investment adviser for Great-West Variable Annuity Account A, a separate account of GWL&A registered as a management investment company, and certain non-registered, qualified corporate pension plan separate accounts of GWL&A. GW Capital Management is a registered investment adviser with the Securities and Exchange Commission.


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






        Subject to the supervision and direction of the Fund's Board of Directors, the Investment Adviser manages the Fund's portfolios in accordance with each Portfolio's stated investment objectives and policies, makes investment decisions for the Portfolios and places orders to buy and sell securities on behalf of the Fund or delegates these functions to a sub-adviser, as discussed below. The Investment Adviser provides investment advisory services and pays all the expenses, except extraordinary expenses, of the Portfolios described herein. As compensation for its services to the Fund, the Investment Adviser receives monthly compensation at the annual rate of 0.46% of the average daily net assets of the Money Market Portfolio; 0.60% of the average daily net assets of the Investment Grade Corporate Bond, Stock Index, Small-Cap Index, Value Index, Growth Index, U.S. Government Mortgage Securities, Short-Term Maturity Bond and Total Return Portfolios; 0.90% of the average daily net assets of the Corporate Bond Portfolio; and, 1.00% of the average daily net assets of the Small-Cap Value, Small-Cap Aggressive Growth, Foreign Equity, Maxim Blue Chip and Maxim MidCap Growth Portfolios.

        With respect to the Small-Cap Value, Small-Cap Aggressive Growth, Foreign Equity, Maxim MidCap Growth and Maxim Blue Chip Portfolios, the Investment Adviser pays all compensation of, and furnishes office space for, officers and employees of the Investment Adviser connected with investment management of these Portfolios, as well as the fees of all directors of the Fund who are affiliated persons of the Investment Adviser or and of its subsidiaries. All other expenses incurred in the operation of these Portfolios, including general administrative expenses are borne by these Portfolios, respectively. Accounting services are provided for these Portfolios by the Investment Adviser and these Portfolios reimburse the Adviser for its costs in connection with such services. However, the Adviser shall pay any expenses of the Fund which exceed an annual rate of 1.05% of the average daily net assets of the Maxim MidCap Growth Portfolio; 1.15% of the average daily net assets of the Maxim Blue Chip Portfolio; 1.30% of the average daily net assets of the Small-Cap
        Aggressive Growth Portfolio; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and 1.50% of the Foreign Equity Portfolio.

        The day-to-day lead portfolio manager for the Investment Grade Corporate Bond Portfolio and the Short-Term Maturity Bond Portfolio is B.G. Masters. Mr. Masters is Manager, Public Bond Investments, GWL&A, 1993 to Present; Manager, Bond, Investment Grade Corporate Bond and Short-Term Maturity Bond Portfolios of Maxim Series Fund, June 1994 to Present. He was Assistant Manager, Public Bond Investments, GWL&A, 1987 to 1993.

        The day-to-day lead portfolio manager for the U.S. Government Mortgage Securities Portfolio is C.S. Tocher. Ms. Tocher is Manager, Public Bond Investments, GWL&A, 1993 to Present;
        Manager, U.S. Government Securities and U.S. Government Mortgage Securities Portfolio of Maxim Series Fund; June 1994 to Present. She was Associate Manager, Public Bond Investments, GWL&A, 1990 to 1993; Manager, Bond, Investment Grade Corporate Bond and Zero-Coupon Treasury Portfolios of Maxim Series Fund, 1990 to June 1994.

        The day-to-day lead portfolio manager for the Total Return Portfolio is B.D. Squair, C.F.A., Assistant Manager, Capital Markets Group, The Great-West Life Assurance Company; Manager, Total Return Portfolio of Maxim Series Fund; Manager, Great-West Variable Annuity Account A.

                                 Sub-Advisers

        Ariel Capital Management, Inc. ( Ariel ) is a privately held minority-owned money manager registered with the Securities and Exchange Commission as an investment adviser. It is an Illinois corporation with its principal business address at 307 North Michigan Avenue, Chicago, Illinois 60601. Subject generally to review and supervision by the Investment Adviser and the Board of Directors of the Fund, Ariel is responsible for the actual daily management of the Small-Cap Value Portfolio and for making decisions to buy, sell or hold any particular security.

        Ariel bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management of the Small-Cap Value Portfolio.

        The day-to-day manager for the Small-Cap Value Portfolio is John W. Rogers, Jr. Mr. Rogers' business experience during the past five years is as Chief Investment Officer, Ariel Capital Management and Portfolio Manager, Calvert-Ariel Growth Fund.

        The Investment Adviser is responsible for compensating Ariel, which receives monthly compensation from the Investment Adviser at the annual rate of .40% of the average daily net asset value of the Small-Cap Value Portfolio up to $5 million, .35% on the next $10 million, .30% on the next $10 million, and .25% of such value in excess of $25 million.





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






        Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the sub-adviser of the Small-Cap Aggressive Growth, Corporate Bond and Foreign Equity Portfolios. As such, Loomis Sayles is responsible for daily managing the investment and reinvestment of assets of the Portfolios, subject generally to review and supervision of the Investment Adviser and the Board of
        Directors. Loomis Sayles bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Portfolios.

        Loomis Sayles is a Delaware limited partnership, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is One Financial Center, Boston, Massachusetts 02111.

        Jeffrey C. Petherick, Vice President of Loomis, Sayles & Company, L.P. ("Loomis Sayles"), and Mary Champagne, Vice President of Loomis Sayles, have day-to-day management responsibility for the Small-Cap Aggressive Growth Portfolio. Mr. Petherick has co-managed the Portfolio since the Portfolio's inception. Mr. Petherick joined Loomis Sayles in 1990. Ms. Champagne has co-managed the Portfolio since July 1995. Prior to joining Loomis Sayles in 1993, Ms. Champagne served as a portfolio manager at NBD Bank for 10 years.

        The day-to-day manager of the Corporate Bond Portfolio is Daniel J. Fuss, Executive Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles Bond Fund. Mr. Fuss has served as the portfolio manager of the Loomis Sayles Bond Fund since its inception in 1991.

        The day-to-day manager of the Foreign Equity Portfolio is Paul Drexler, Vice President of Loomis Sayles who also serves as the fund manager of the Loomis Sayles International Equity
        Fund (since 1996) and the New England International Equity Fund (since 1997).

        The Investment Adviser is responsible for compensating Loomis Sayles, which receives monthly compensation from the Investment Adviser at the annual rate of .50% on the first $10 million, .45% on the next $15 million, .40% on the next $75 million and .30% on all amounts over $100 million of the Small-Cap Aggressive Growth Portfolio; .30% on all assets of the Corporate Bond Portfolio; and, .60% on the first $10 million, .50% on the next $40 million, and .35% on amounts over $50 million on the Foreign Equity Portfolio.

        Founders  Asset Management,  Inc.  ("Founders") serves  as  the sub-adviser to the Maxim Blue Chip Portfolio. As such, Founders is responsible for daily management of the investment and reinvestment of assets of the Maxim Blue Chip Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. Founders bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with investment and economic research, trading and investment management for the Maxim Blue Chip Portfolio.

        Founders is a Delaware corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal business address is 2930 East Third Avenue, Denver, Colorado 80206.

        The day-to-day manager of the Maxim Blue Chip Portfolio is Brian F. Kelly. Mr. Kelly also serves as the lead portfolio manager for the Founders Blue Chip and Balanced Funds. Mr. Kelly joined Founders in 1996. Prior to joining Founders, Mr. Kelly served as a portfolio manager (1993 - 1996) for INVESCO Trust Company, and as a senior equity investment analyst for Sears Investment Management Company (1986 - 1993).

        The Investment Adviser is responsible for compensating Founders, which receives monthly compensation from the Investment Adviser at the annual rate of .425% on the first $250 million, .35% on the next $250 million, .325% on the next $250 million and .30% on all amounts over $750 million.

        T. Rowe Price Associates, Inc. ("T. Rowe Price") serves as the sub-adviser to the Maxim MidCap Growth Portfolio. As such, T. Rowe Price is responsible for daily management of the investment and reinvestment of assets of the Portfolio, subject generally to review and supervision of the Investment Adviser and the Board of Directors. T. Rowe Price bears all expenses in connection with the performance of its services, such as compensating and furnishing office space for its officers and employees connected with the investment and economic research, trading and investment management of the Maxim MidCap Growth Portfolio.

        T. Rowe Price is a Maryland corporation, registered as an investment adviser with the Securities and Exchange Commission. Its principal address is 100 East Pratt Street, Baltimore, Maryland 21202.

        The Maxim MidCap Growth Portfolio is managed by an investment advisory committee comprised of the following members: Brian
        W. H. Berghuis, Chairman, Marc L. Baylin, James A. C. Kennedy, and John S. Wakeman. The committee chairman has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. This investment committee also serves as the investment committee for the T. Rowe Price MidCap Growth Portfolio. Mr. Berghuis has been Chairman of the T. Rowe Price MidCap Growth Fund since 1992. He has been managing investments since joining T. Rowe Price in 1985.

        The Investment Adviser is responsible for compensating T. Rowe Price, which receives monthly compensation from the Investment Adviser at the annual rate of .50% on all assets of the Maxim MidCap Growth Portfolio.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

        Dividends from investment income of the Money Market Portfolio shall be declared daily and reinvested monthly in additional shares of the Portfolio at net asset value. Dividends from investment income of the Investment Grade Corporate Bond, U.S. Government Mortgage Securities and Short-Term Maturity Bond Portfolios shall be declared and reinvested quarterly. Dividends from net investment income of the Stock Index, Small-Cap Index, Growth Index, Value Index, Small-Cap Value, Total Return, Maxim Blue Chip, Maxim MidCap Growth and Corporate Bond Portfolios shall be declared and reinvested semi-annually. Dividends from net investment income of the Small-Cap Aggressive Growth and Foreign Equity Portfolios shall be declared and reinvested annually. Distributions of net realized capital gains, if any, are declared in the fiscal year in which they have been earned and are reinvested in additional shares of the Fund at net asset value.

        The Fund has qualified, and intends to continue to qualify, as a registered investment company under Subchapter M of the Internal Revenue Code ("Code"). Each Portfolio of the Fund will be treated as a separate corporation for federal income tax purposes. The Fund intends to distribute all of its net income so as to avoid any Fund-level tax. Therefore, dividends derived from interest and distributions of any realized capital gains will be taxable, under Subchapter M, to the Fund's shareholders, which in this case are the Series Accounts of GWL&A and MetLife. The Fund also intends to distribute sufficient income to avoid the imposition of the Code Section 4982 excise tax.

        For a discussion of the taxation of GWL&A/MetLife and the Series Accounts, see "Federal Tax Considerations" included in the applicable Series Account prospectus.

                      PURCHASE AND REDEMPTION OF SHARES

        Shares of the Fund are sold and redeemed at their net asset value next determined after initial receipt of a purchase order or notice of redemption without the imposition of any sales commission or redemption charge. However, certain

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        deferred sales  and other  charges  may apply  to the  variable
        contracts.    Such charges  are  described  in  the  applicable
        Series Account prospectus.

                             VALUATION  OF SHARES

        A portfolio's net asset value per share is determined as of 4:00 p.m., EST/EDT once daily Monday through Friday, except on holidays on which the New York Stock Exchange is closed.

        Net asset value of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of portfolio shares outstanding. Portfolio securities that are listed on an established securities exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the mean between closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on an exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by a pricing service that may be retained by the Fund.

        Market quotations of foreign securities in foreign currency are translated to U.S. dollars at the prevailing rate of exchange. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Board of Directors. Such a determination may take into account, for example, quotations by dealers or issuers for securities of similar type, quality, and maturity, or valuations furnished by a pricing service retained by the Fund.

        Money market securities held by the Fund with 60 days or less remaining to maturity are valued on an amortized cost basis, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

                           THE FUND AND ITS SHARES

        The Fund was incorporated under the laws of the State of Maryland on December 7, 1981 and is registered with the Securities and Exchange Commission as an open-end, management investment company. The Fund commenced operations on February 25, 1982.

        The Fund offers a separate class of common stock for each portfolio. All shares will have equal voting rights, except that only shares of a respective portfolio will be entitled to vote on matters concerning only that portfolio. Each issued and outstanding share of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by that portfolio and, upon liquidation or dissolution, to participate equally in the net assets of such portfolio remaining after satisfaction of outstanding liabilities. The shares of each portfolio, when issued, will be fully paid and non-assessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they choose to do so and, in such event, holders of the remaining shares would not be able to elect any directors.

        The Series Accounts, as part of GWL&A or of MetLife, and The Great-West Life Assurance Company, which provided the Fund's initial capitalization, will be holders of the shares and be entitled to exercise the rights directly as described in the applicable Series Account prospectus.

        The Fund offers its shares to the Series Accounts. For various reasons, it may become disadvantageous for one or more of the Series Accounts to continue to invest in Fund shares. In such an event, one or more Series Accounts may redeem its Fund shares. For further information, see the Statement of Additional Information.

                       PERFORMANCE RELATED INFORMATION

        The Fund may advertise certain performance related information. Performance information about the Fund is based on the Fund's past performance only and is no indication of future performance.

        The Fund may include total return in advertisements or other sales materials regarding the Portfolios. When the Fund advertises the total return of one of these portfolios, it will usually be calculated for one year, five years, and ten years or some other relevant period if the Fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the portfolio at the beginning of the relevant period to the value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions).

        Some of the Portfolios may also advertise their yield in addition to total return. This yield will be computed by dividing the net investment income per share earned during a recent one-month period by the net asset value of a Fund share (reduced by any dividend expected to be paid shortly out of Fund income) on the last day of the period.

        The Money Market Portfolio may advertise its yield and effective yield. The yield of the Money Market Portfolio is based upon the income earned by the Portfolio over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested in portfolio shares and thus compounded in the course of a 52-week period.

        YIELDS

        Yield (and effective yield, in the case of the Money Market Portfolio) will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, securities of other investment companies or other investments which are insured and/or pay a fixed yield for a stated period of time. In addition, the yield and effective yield information may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease the yield. Moreover, the yields shown reflect past performance only and are not intended to indicate, predict or guarantee future performance.



                                             Yield**           Effective Yield**


        MONEY MARKET PORTFOLIO                  4.95%     5.08%
        Comparison Information (1)              5.02%
        INVESTMENT GRADE CORPORATE
          BOND PORTFOLIO                        5.99%
        U.S. GOVERNMENT MORTGAGE
         SECURITIES PORTFOLIO                   9.69%
        TOTAL RETURN PORTFOLIO                  2.57%
        STOCK INDEX PORTFOLIO                   1.48%
        SMALL-CAP INDEX PORTFOLIO               1.54%
        GROWTH INDEX PORTFOLIO                  1.32%
        VALUE INDEX PORTFOLIO                   1.83%
        SMALL-CAP VALUE PORTFOLIO               1.78%
        CORPORATE BOND PORTFOLIO                7.31%
        SMALL-CAP AGGRESSIVE
         GROWTH PORTFOLIO                       1.74%
        FOREIGN EQUITY PORTFOLIO                0.73%
        SHORT-TERM MATURITY
          BOND PORTFOLIO                        5.28%


        **Yield and effective yield for the Money Market Portfolio is for the 7-day period ended December 31, 1996. Yield for the other Portfolios is for the month ended December 31, 1996. All the yield and effective yield calculations above take into account charges against the Portfolio. All yield and effective yield information is annualized.

        (1) The Donoghue MONEY FUND AVERAGE lists 772 taxable money funds that are available to individual investors.

        TOTAL RETURNS

        All total return calculations assume the full redemption of the Portfolio at the end of the period for which the calculation was made. These returns also reflect annual returns over the period indicated. For information on the method used to calculate the above returns see the Statement of Additional Information. The performance shown reflects past performance only and is not intended to indicate, predict or guarantee future performance. Total return information, however, may be of limited use for comparative purposes because it does not reflect charges imposed at the Series Account level which, if included, would decrease total return.

                                        One       Five
                                        Year      Year

               INVESTMENT GRADE CORPORATE
                BOND PORTFOLIO          3.14%     N/A
               Comparison Information (2)3.97%    7.87%
               U.S. GOVERNMENT MORTGAGE
                SECURITIES PORTFOLIO    4.30%     N/A
               Comparison Information (6)5.35%    6.71%
               TOTAL RETURN PORTFOLIO   11.76%    9.56%
               Comparison Information (4)13.01%   11.13%
               STOCK INDEX PORTFOLIO+   21.81%    13.98%
               Comparison Information (3)   22.96%15.22%
               SMALL-CAP INDEX PORTFOLIO15.30%    N/A
               Comparison Information (5)16.49%   15.64%
               GROWTH INDEX PORTFOLIO   22.09%    N/A
               Comparison Information (7)23.12%   13.38%
               VALUE INDEX PORTFOLIO    17.18%    N/A
               Comparison Information (8)21.37%   19.17%
               SMALL-CAP VALUE PORTFOLIO17.95%    N/A
               Comparison Information (3) 22.96%  15.22%
               CORPORATE BOND PORTFOLIO 10.37%    N/A
               Comparison Information (10)2.91%   7.23%
               FOREIGN EQUITY PORTFOLIO 7.62%     N/A
               Comparison Information (9)6.36%    8.48%
               SMALL-CAP AGGRESSIVE
               GROWTH PORTFOLIO         30.09%    N/A
               Comparison Information (5)  16.49% 15.64%
               SHORT-TERM MATURITY
               BOND PORTFOLIO           4.70%     N/A
               Comparison Information (11)5.08%   5.56%
























                                             Ten       Since++
                                             Year      Inception


               INVESTMENT GRADE CORPORATE
                BOND PORTFOLIO               N/A       6.36%
               Comparison Information (2)    8.70%
               U.S. GOVERNMENT MORTGAGE
                SECURITIES PORTFOLIO         N/A       6.93%
               Comparison Information (6)    8.78%
               TOTAL RETURN PORTFOLIO        N/A       9.37%
               Comparison Information (4)    11.19%
               STOCK INDEX PORTFOLIO+        12.99%
               Comparison Information (3)    15.29%
               SMALL-CAP INDEX PORTFOLIO     N/A       11.64%
               Comparison Information (5)    12.41%
               GROWTH INDEX PORTFOLIO        N/A       18.71%
               Comparison Information (7)    15.43%
               VALUE INDEX PORTFOLIO         N/A       20.64%
               Comparison Information (8)    13.67%
               SMALL-CAP VALUE PORTFOLIO     N/A       10.74%
               Comparison Information (3)    15.29%
               CORPORATE BOND PORTFOLIO      N/A       17.39%
               Comparison Information (10)   x.xx%
               FOREIGN EQUITY PORTFOLIO      N/A       3.41%
               Comparison Information (9)    8.74%
               SMALL-CAP AGGRESSIVE
               GROWTH PORTFOLIO              N/A       25.97%
               Comparison Information (5)    12.41%
               SHORT-TERM MATURITY
               BOND PORTFOLIO                N/A       5.48%
               Comparison Information (11)   7.18%



        (2) The Lehman Brothers Intermediate Corporate Bond Index is an index of all investment grade publicly traded issues of at least $100 million outstanding with maturities ranging from 1 to 10 years

        (3)  The S&P 500  Index is  an index comprised of  500 stocks chosen
        for   their  general   representation   of  the   stock  market
        composition by Standard & Poor's Corporation.

        (4) The Lipper Analytical Services Inc. Balanced Fund Survey is a survey of approximately 61 balanced funds.

        (5) The Russell 2000 Index is an index which tracks a broadly diversified group of small capitalization domestic stocks.

        (6) The Lehman Brothers Mortgage-Backed Index is an index of 15- and 30-year fixed rate mortgages backed by mortgage pools of
        GNMA, FNMA  and  FHLMC.   Balloons  are  also included  in  the
        Index.

        (7) The Russell 1000  Growth Index is  comprised of stocks from  the
        Russell   1000   Index   with   greater-than   average   growth
        orientation. The Russell 1000 Index consists of the 1000 largest stocks with the Russell 3000 Index. The Russell 3000 Index is an index which represents approximately 98% of the total market capitalization of all U.S. stocks that trade on the New York and American Stock Exchanges and in the NASDAQ over-the-counter market.

        (8) The  Russell 1000 Value  Index is comprised  of stocks from  the
        Russell   1000   Index   with    greater-than   average   value
        orientation. The Russell 1000 Index consists of the 1000 largest stocks with the Russell 3000 Index.

        (9) The Morgan Stanley Capital International EAFE Index is an index which tracks stocks from Europe, Australia and the Far East.

        (10) The Merrill Lynch Government/Corporate Index is a broad-based bond index of investment grade publicly traded issues.

        (11) The Lehman Brothers (1-3 Year) Government/Corporate Bond Index is an index of all investment grade government/corporate issues of at least $100 million outstanding with maturities of 1 to 3 years.

        +From September 24, 1984 until December 1, 1992, the Stock Index Portfolio was named the Growth Portfolio and prior to September 24, 1984, was named the Income/Equity Portfolio. During these periods, the Portfolio's investment policies differed from the Stock Index Portfolio's current policies.

        ++The Total Return Portfolio was established effective July 29, 1987. The Investment Grade Corporate Bond, U.S. Government Mortgage Securities were established effective December 1, 1992. The Small-Cap Index, Growth Index and Value Index, and Small-Cap Value Portfolios were established effective December 1, 1993. The Small-Cap Aggressive Growth, Corporate Bond and Foreign Equity Portfolios were established effective November 1, 1994. The Short-Term Maturity Bond Portfolio was established effective August 1, 1995.

                             GENERAL INFORMATION

        Reports to Shareholders

        The fiscal year of the Fund ends on December 31 of each year. The Fund will send to its shareholders, at least semiannually, reports showing performance of the Fund's Portfolios and other information. An annual report, containing financial statements, audited by independent certified public accountants, will be sent to shareholders each year.

        Custodian

        Bank of New York ("BONY"), New York City, New York, acts as custodian of the Fund's assets. BONY has custody of the Fund's assets held within and outside the United States. BONY holds the Fund's assets in safekeeping and collects and remits the income thereon subject to the instructions of the Fund.


        Independent Auditors

        Deloitte  & Touche  LLP has  been selected  as the  independent
        auditors of  the Fund.   The selection of  independent auditors
        is subject to annual ratification by the Fund's shareholders.

        Legal Counsel

        Jorden Burt Berenson & Johnson, LLP is counsel for the Fund.

        Additional Information

        The telephone number or the address of the Fund appearing on the front page of this prospectus should be used for requests for additional information.

                                    PART B

         ___________________________________________________________

                           MAXIM SERIES FUND, INC.

         ___________________________________________________________


                     STATEMENT OF ADDITIONAL INFORMATION


             This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. A copy of the Prospectus may be obtained from the Fund by writing the Fund at 8515 E. Orchard Rd., Englewood, Colorado 80111 or by calling the Fund at
             (303) 689-3000.





         ___________________________________________________________

                         G W CAPITAL MANAGEMENT, INC.
                              Investment Adviser

         ___________________________________________________________


              The date of the Prospectus to which this Statement
              of Additional Information relates and the date of
                 this Statement of Additional Information is
                                 May 1, 1997

                              TABLE OF CONTENTS

                                                Cross-reference
                                                to page(s) in
                                      Page         Prospectus

        Sale of Shares                3              38/39

        The Fund Portfolios           3              17/16

        Description of Investment
             Securities               3         17-32/16-35
        Information About Securities
             Ratings                  9         17-32/16-35
        Investment Limitations        11        17-32/16-35
        Foreign Securities            18        17-32/16-35
        Lending of Portfolio
             Securities               19        17-32/16-35

        Management of the Fund        20             32/35

        Directors and Officers        20             --
        The Investment Adviser        21             32/36
        The Sub-Advisers              22             33/37

        Portfolio Transactions and
         Brokerage                    25             32/36
        Portfolio Turnover            26             --
        Placement of Portfolio
          Brokerage                   26             32/36

   Purchase and Redemption of Shares  27          36/39

   Calculation of Yield and Return    34            37/40

        Price Make-Up Sheets          67             --

        Financial Statements          88             --




                                SALE OF SHARES


        Shares of the Fund are sold to the FutureFunds Series Account, Maxim Series Account and Retirement Plan Series Account which are separate accounts established by GWL&A to receive and invest premiums paid under variable annuity contracts issued by GWL&A. Shares of the Fund are also sold to TNE Series (K) Account of Metropolitan Life Insurance Company ("MetLife") to fund benefits under variable annuity contracts. Shares of the Fund are also sold to the Pinnacle Series Account, a separate account established by GWL&A to fund variable life insurance policies. Shares of the Fund are, and in the future may be, sold to other separate accounts of GWL&A, its affiliates or other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund simultaneously. Although no such disadvantages are currently foreseen either to variable life insurance policyowners or to variable annuity contract owners, the Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policyowners and contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, (3) changes in the investment management of any portfolio of the Fund, or (4) differences in voting instructions between those given by policyowners and those given by contract owners.

                             THE FUND PORTFOLIOS

        The discussion that follows provides supplemental information to the discussion captioned "The Fund Portfolios" in the Prospectus.

        The Fund commenced operations as a management investment company in 1982 with three portfolios, the Money Market, Bond and Income/Equity Portfolios. Pursuant to shareholders' approval, the investment objectives of the Income/Equity Portfolio were changed to that of a growth-type portfolio and it was renamed the Growth Portfolio effective September 24, 1984. Subsequently, the investment objectives of the Growth Portfolio were again changed to that of an index-type portfolio and it was renamed the Stock Index Portfolio effective December 1, 1992. The Government Guaranteed Portfolio was added effective January 30, 1985. Subsequently, pursuant to approval of the shareholders, the investment objectives of the Government Guaranteed Portfolio were changed and it was renamed the Government and High Quality Securities Portfolio effective July 29, 1987. Pursuant to approval of the shareholders, the investment objectives of the Government and High Quality Securities Portfolio were changed and it was renamed the U.S. Government Securities Portfolio effective May 1, 1990. The Total Return Portfolio was added July 29, 1987. The Investment Grade Corporate Bond and the U.S. Government Mortgage Securities Portfolios were added effective December 1, 1992. The Small-Cap Index, Value Index, Growth Index, Small-Cap Value and International Equity Portfolios were added effective December 1, 1993. The Mid-Cap Portfolio was added effective January 3, 1994. The Corporate Bond, Small-Cap

        Aggressive Growth, Foreign Equity, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth and Maxim
        INVESCO ADR Portfolios were added effective November 1, 1994. The Short-Term Maturity Bond Portfolio was added effective August 1, 1995. The Maxim INVESCO Balanced Portfolio was added effective October 1, 1996. The Maxim MidCap Growth and Maxim Blue Chip Portfolios were added effective May 1, 1997.

        Description of Investment Securities

        1.Asset-Backed  Securities.    Asset-backed  securities  may   be
        classified   as  pass-through  certificates  of  collateralized
        obligations.   They  depend primarily on the  credit quality of
        the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.
        Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in any
        underlying  pool of assets.   Pass-through certificates usually
        provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool.
        Because   pass-through  certificates   represent  an  ownership
        interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

        Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purposes of owning such assets and issuing such debt. Such assets are most often trade, credit card or automobile receivables. The assets collateralizing the debt instrument are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the security and any credit support provided. As a result, although payments on such securities are obligations of the issuers, in the event of a default on the underlying assets not covered by credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

        2.Bankers' Acceptance.   A  bankers' acceptance  is a  time draft
        drawn  on  a  commercial  bank  by   a  borrower,  usually   in
        connection   with  international  commercial  transactions  (to
        finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to
        maturity.   The Fund  generally will not invest  in acceptances
        with maturities exceeding 7 days where to do so would tend to create liquidity problems.

        3.Certificate of Deposit. A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

        4.Collateralized   Mortgage   Obligations.     A   Collateralized
        Mortgage Obligation ("CMO") is a bond which uses certificates issued by the Government National Mortgage Association, or the Federal National Mortgage Association or the Federal Home Loan
        Mortgage  Corporation as  collateral in trust.   The trust then
        issues  several bonds which  will be  paid using  the cash flow
        from  the  collateral.    The  trust  can  redirect  cash  flow
        temporarily,  first paying  one  bond before  other  bonds  are
        paid.   The trust can also  redirect prepayments  from one bond
        to another  bond, creating some  stable bonds and some volatile
        bonds.   The proportion  of  principal cash  flow and  interest
        cash flow from the collateral flowing to each bond can also be changed, creating bonds with higher or lower coupons to the extreme of passing through the interest only to one bond and
        principal  only to  another  bond.   Variable rate  or floating
        coupon bonds are also often created through the use of CMO's.

        5.Commercial Paper.  Commercial paper is a short-term  promissory note issued by a corporation primarily to finance short-term credit needs.

        6.Covered Options.  There  are two types  of covered options.   A
        covered call option gives the purchaser the right to buy the underlying securities from the seller at a stated exercise price. In writing a covered call option, the seller must own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities
        exchanges).    A  covered put  option gives  the  purchaser the
        right to sell the underlying securities at a stated price. In the case of a covered put option, the seller will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. The seller will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of
        the  risk  of the  option  it  has  written.   Combinations  of

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        covered puts  and calls may be  written on  the same underlying security.
        Put options may be purchased to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option
        because  the  holder  of  the  option   is  able  to  sell  the
        underlying security  at the  put exercise  price regardless  of
        any  decline in  the underlying  security's market  price.   In
        order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the seller will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

        Premiums are received from writing a put or call option, which increases the return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the seller limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the seller assumes the risk that it may be required to purchase the underlying security for an exercises price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

        Call options may be purchased to hedge against an increase in the price of securities that the purchaser wants ultimately to buy. Such hedge protection is provided during the life of the call option since the holder of the call option is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transactions costs.

        Special risks are presented by internationally-traded options. Because of time differences, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not


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        reflect  the current prices  of the  underlying interest in the
        United States.

        7.Dealer  (Over-the-Counter) Options.    A dealer  option  is  an
        option which is not traded on an exchange and may be exercised through the dealer from whom it had purchased the option. If a Portfolio were to purchase a dealer option, failure by the dealer to perform on the option would result in the loss of the premium paid as well as loss of the expected benefit of the transaction.

        Dealer options do not have a continuous liquid market as do exchange-traded options. Consequently, the value of a dealer option may be realized only be exercising it or reselling it to the dealer who issued it. Dealer options will only be entered into with dealers who will agree to and which are expected to be capable of entering into closing transactions; however, there can be no assurance the a dealer option may be liquidated at a favorable price at any time prior to expiration. In the event of an insolvency of the contra party, a dealer option may not be liquidated.

        The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. The cover used for written over-the-counter options may be treated as liquid if the dealer agrees that the over-the-counter option which the dealer has written may be repurchased for a maximum price to be calculated by a predetermined formula. In such cases, the over-the-counter option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, dealer options will be treated as subject to the limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instrument accordingly.

        8.Eurodollar Certificate  of Deposit.   A Eurodollar  certificate
        of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

        9.Floating Rate Note. A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but has a resetting of the interest rate on a one to six month rollover basis.

        10.Forward Contracts. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. When used with foreign currency exchange transactions, a forward contract

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        involves an obligation to  purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the seller, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. Forward contracts can be used to protect the value of a seller's investment securities by establishing a rate of exchange that the seller can achieve at some future point in time; they do not simulate fluctuations in the underlying
        prices  of  the  securities.   Additionally,  although  forward
        contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gains that might result should the value of such currency increase. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the need
        of the parties that enter into them.   The parties to a forward
        contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

        11.Hybrid  Instruments.   Hybrid  instruments  have recently  been
        developed and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to,
        debt   instruments  with  interest  or  principal  payments  or
        redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in
        time,  preferred  stock  with  dividend  rates  determined   by
        reference  to   the  value  of   a  currency,  or   convertible
        securities with  the conversion terms  related to a  particular
        commodity.    The  risks  associated  with  hybrid  instruments
        reflect a combination of the risks of investing in securities, options, futures and currencies, including volatility and lack
        of liquidity.   Further, the  prices of  the hybrid  instrument
        and the related commodity or currency may not move in the same direction or at the same time.

        12.Index Futures Contracts.   An index futures contract  obligates
        the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the
        agreement  is made.   No  physical  delivery of  the underlying
        security in  the  index is  made.    When purchasing  an  index

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        futures contract  or selling  index futures,  (1) a  segregated account consisting of cash, U.S. Government securities, or other liquid high-grade debt securities must be maintained with the custodian bank (and marked to market daily) which, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract; or (2) the Fund must "cover" its position.

        13.Interest Rate Transactions.   Interest rate swaps and  interest
        rate caps and floors are types of hedging transactions which are utilized to attempt to protect the Portfolio against and potentially benefit from fluctuations in interest rates and to preserve a return or spread on a particular investment or
        portion of  the Portfolio's holdings.   These transactions  may
        also be used to attempt to protect against possible declines in the market value of the Portfolio's assets resulting from downward trends in the debt securities markets (generally due to a rise in interest rates) or to protect unrealized gains in the value of the Portfolio's holdings, or to facilitate the sale of such securities.

        Interest rate swaps involve the exchange with another party of commitments to pay or receive interest; e.g., an exchange of fixed rate payments for variable rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

        The  successful  utilization  of  interest  rate   transactions
        depends on the Portfolio manager's ability to predict correctly the direction and degree of movements in interest rates. If the Portfolio manager's judgment about the direction or extent of movement in interest rates is incorrect, the Portfolio's overall performance would be worse than if it had not entered into such transactions. For example, if the Portfolio purchases an interest rate swap or an interest rate floor to hedge against the expectation that interest rates will decline but instead interest rates rise, the Portfolio would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparts under the swap agreement or would have paid the purchase price of the interest rate floor.

        The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both

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        as  principals  and  as  agents  utilizing  standardized   swap
        documentation.   Caps and  floors are  more recent  innovations
        for  which   standardized  documentation  has   not  yet   been
        developed and, accordingly, they are less liquid than swaps. Interest rate swaps, caps and floors are considered by the Staff of the Securities and Exchange Commission to be illiquid securities and, therefore, the Portfolio may not invest more
        than  15% of its  assets in  such instruments.   Finally, there
        can be no assurance that the Portfolio will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Portfolio manager believes are advantageous to the Portfolio. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Portfolio will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

        14.Repurchase  Agreements.     A   repurchase   agreement  is   an
        instrument under  which the purchaser  acquires ownership of  a
        debt  security  and   the  seller  agrees  to  repurchase   the
        obligation  at a  mutually agreed  upon  time  and price.   The
        total amount received on repurchase is calculated to exceed the price paid by the purchaser, reflecting an agreed upon market rate of interest for the period from the time of purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A purchaser will only enter repurchase agreements with underlying securities consisting of U.S. Government or government agency securities,
        certificates   of   deposit,   commercial  paper   or  bankers'
        acceptances, and will be entered only with primary dealers. While investment in repurchase agreements may be made for periods up to 30 days, it is expected that typically such
        periods  will  be  for  a  week  or less.    The  staff  of the
        Securities and Exchange Commission has taken the position that repurchase agreements of greater than 7 days should be limited to an amount not in excess of 15% (together with other illiquid investments) of a purchaser's total assets.

        Although repurchase transactions usually do not impose market risks on the purchaser, the purchaser would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, the purchaser may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, the purchaser could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by the purchaser upon liquidation of the securities may be limited.


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        15.Reverse Repurchase Agreements.   Reverse repurchase  agreements
        involve the sale of securities held by the seller, with an agreement to repurchase the securities at an agreed upon
        price, date  and interest  payment.   The seller  will use  the
        proceeds of the reverse repurchase agreements to purchase other money market securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to
        the  expiration  of the  reverse  repurchase  agreement.    The
        seller will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

        16.Stripped Treasury Securities. Zero-Coupon Treasury Securities come in two forms: U.S. Treasury bills issued directly by the U.S. Treasury and U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage
        firm.   A number  of securities  firms and  banks have stripped
        the interest coupons from Treasury bonds and notes and resold them in custodial receipt programs with a number of different
        names.   The underlying Treasury bonds and notes themselves are
        held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities, in trust on behalf of the owners thereof.

        Publicly filed documents state that counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. In addition, such documents state that the terms of custody for the custodial receipt programs generally provide that the underlying debt obligations will be held separate from the general assets of the custodian and will not be subject to any right, charge, security interest, lien, or claim of any kind in favor of the custodian or any person claiming through the custodian, and the custodian will be responsible for applying all payments received on these underlying debt obligations, if any, to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance in customary amounts to protect the holders of the receipts or certificates against losses resulting from the custody arrangement. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of owners of the underlying debt obligations, including the right, in the event of default, to proceed directly and individually against the U.S. Government without acting in concert with other holders of such receipts or the custodian.


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        When  U.S. Treasury  obligations have  been stripped  of  their unmatured interest coupons by the holder, the stripped coupons are sold off separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not
        receive  any  rights  to  periodic  interest  payments.    Once
        stripped  or separated,  the  corpus and  coupons  may  be sold
        separately.   Typically,  the coupons  are sold  separately  or
        grouped with other coupons with like maturity dates and sold in bundled form. Purchasers of Stripped Treasury Securities acquire, in effect, discount obligations that are economically identical to the "zero coupon bonds" that have been issued by corporations.

        The U.S. Treasury has facilitated transfers of ownership of Stripped Treasury Securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on U.S. Treasury securities through the Federal Reserve book-entry recordkeeping system. The Federal Reserve program, as established by the U.S. Treasury Department, is known as Separate Trading of Registered Interest and Principal of Securities or "STRIPS". The plan eliminates the need for the trust or custody arrangements.

        17.Swap Deposit.   Swap deposits  are foreign currency  short-term
        investments consisting of a foreign exchange contract, a short-term note in foreign currency and a foreign exchange forward contract that is totally hedged in U.S. currency. This type of investment can produce competitive yield in U.S. dollars without incurring risks of foreign exchange.

        18.Time  Deposit.   A time  deposit is a  deposit in  a commercial
        bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

        19.Variable Amount  Master Demand Note.   A variable amount master
        demand note is a note which fixes a minimum and maximum  amount of credit and provides for lending  and repayment within  those
        limits at  the discretion of the  lender.   Before investing in
        any variable amount master demand notes, the liquidity of the issuer must be determined through periodic credit analysis based upon publicly available information.

        20.Warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with
        respect  to  the  assets  of  the  corporation  issuing   them.
        Warrants  basically are  options to purchase  equity securities at a specific price valid for a specific  period of time.  They do  not  represent ownership  of the  securities, but  only the
        right to buy them.   Warrants differ from  call options in that
        warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be

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        written or  issued by anyone.   The  prices of warrants  do not
        necessarily move parallel to the prices of the underlying securities.

        21.When-issued Securities.   When the purchase  of securities on a
        "when-issued" or  on a "forward  delivery" basis is  permitted, it is  expected that, under  normal circumstances, delivery  of
        such securities will be taken.   When a commitment to  purchase
        a security on a "when-issued" or  on a "forward delivery" basis
        is  made,   procedures  are  established   for  such   purchase
        consistent with the relevant policies of the Securities and Exchange Commission. Since those policies currently recommend that assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, cash or other liquid assets sufficient to cover any commitments or to limit any potential risk are expected to be held. However, although it is not intended that such purchases would be made for speculative purposes and adherence to the provisions of the Securities and Exchange Commission policies is expected, purchase of securities on such bases may involve more risk
        than other  types  of purchases.    For  example, the  sale  of
        assets which have been set aside  in order to meet  redemptions
        may be  required.    Also,  if  it  is determined  that  it  is
        advisable  as a  matter  of  investment  strategy to  sell  the
        "when-issued"  or  "forward  delivery"   securities,  the  then
        available cash flow or the sale of securities would be required to meet the resulting obligations, or, although it would not normally be expected, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than the payment obligation).

        Information about Securities Ratings

              Corporate Bonds - Moody's Investors Service, Inc.

        Aaa -  Bonds  which  are rated  Aaa are  judged to  be  of the  best
        quality.   They carry  the smallest  degree of  investment risk
        and are  generally  referred  to  as  "gilt  edge".    Interest
        payments  are protected  by  a  large or  by  an  exceptionally
        stable  margin  and principal  is secure.    While the  various
        protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what
        are generally known as high-grade bonds.   They are rated lower
        than the  best bonds because margins  of protection  may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other
        elements  present  which   make  the  long-term   risks  appear
        somewhat larger than in Aaa securities.

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        A -  Bonds  which are  rated  A  possess many  favorable  investment attributes  and are  to  be considered  as  upper  medium-grade
        obligations.    Factors  giving   security  to  principal   and
        interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

        Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor
        poorly  secured.    Interest  payments  and  principal security
        appear   adequate  for  the   present  but  certain  protective
        elements   may  be   lacking  or   may   be  characteristically
        unreliable over  any great  length of  time.   Such bonds  lack
        outstanding  investment   characteristics  and   in  fact  have
        speculative characteristics as well.

        Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate,  and thereby  not well  safeguarded during  both
        good and  bad times over the  future.   Uncertainty of position
        characterizes bonds in this class.

        B  - Bonds which are  rated B generally lack  characteristics of the
        desirable  investment.   Assurance  of  interest and  principal
        payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

        Ca -  Bonds  which are  rated  Ca  represent obligations  which  are
        speculative  in  a high  degree.    Such  issues  are often  in
        default or have other marked shortcomings.

        C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


               Corporate Bonds - Standard & Poor's Corporation

        AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

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







        A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

        BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity for bonds rated BBB than for bonds in the A category.

        BB, B, CCC, and CC - Standard & Poor's describes the BB, B, CCC and CC rated issues together with issues rated CCC and CC. Debt in these categories is regarded on balance as predominantly speculative with respect to capacity to pay interest and repay
        principal in accordance with the terms  of the obligation.   BB
        indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

        C - The rating C is reserved for income bonds on which no interest is being paid.

        D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

        Plus  (+) or  Minus  (-):   The  ratings from  "AA"  to "B"  may  be
        modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


              Commercial Paper - Moody's Investors Service, Inc.

        "Prime-1" - Commercial Paper issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry
        the smallest  degree of  investment risk.   Margins of  support
        for  current indebtedness  are large  or stable with  cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative
        financing  arrangements   are  generally   available.     While
        protective elements may change over the intermediate or  longer
        term,   such  changes   are  most   unlikely  to   impair   the
        fundamentally strong position of short-term obligations.

        "Prime-2" -  Issuers in  the Commercial Paper  market rated  Prime-2
        are  high  quality.    Protection  for  short-term  holders  is
        assured with liquidity and value of current assets as well as cash generation in sound relationship to current indebtedness.
        They are  rated lower than  the best  commercial paper  issuers

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






        because margins of protection may not be as large or because fluctuations of protective elements over the near or immediate term may be of greater amplitude. Temporary increases in relative short and overall debt load may occur. Alternative means of financing remain assured.

        "Prime-3" -  Issuers in the  Commercial Paper  market rated  Prime-3
        have  an  acceptable  capacity  for  repayment  of   short-term
        promissory    obligations.        The   effect    of   industry
        characteristics and market composition may be more pronounced. Variability in earning and profitability may result in changes
        in  the   level  of  debt   protection  measurements  and   the
        requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

               Commercial Paper - Standard & Poor's Corporation

        "A" -  Issuers assigned this highest  rating are  regarded as having
        the greatest  capacity for  timely  payment.   Issuers in  this
        category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

        "A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

        "A-2"  -  Capacity   for  timely  payment  for  issuers  with   this
        designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated "A-1".

        "A-3" - Issuers carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designation.

                            Investment Limitations

        The Fund has adopted limitations on the investment activity of its Portfolios which are fundamental policies and may not be changed without the approval of the holders of a majority of
        the  outstanding  voting  shares  of  the  Fund,  including   a
        majority of the shares of each Portfolio affected by the change. These limitations apply to all Portfolios except the Maxim T. Rowe Price Equity/Income, Maxim MidCap Growth, Maxim INVESCO Balanced, and Maxim Blue Chip Portfolios. Please see descriptions starting on page 14 of the investment limitations
        applicable  to these  Portfolios.    If only  one Portfolio  is
        affected, only shares of that Portfolio are entitled to vote. "Majority" for this purpose and under the Investment Company
        Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of


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






        the  outstanding shares.    A  complete statement  of all  such
        limitations are set forth below.

        The Fund (i.e., each Portfolio) will not:

        1.(a) Invest more than  15% of its total  assets (taken at market
        value  at   the  time  of   each  investment)  in   obligations
        (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a  bank  (but including  repurchase  agreements  with  any  one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or
        (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its
        agencies,   bank   money   instruments   or   bank   repurchase
        agreements.    Under the  diversification  requirements of  the
        Investment Company Act of 1940 applicable to diversified investment companies, such as the Fund, the Fund may not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of
        an  investment  company's total  assets).    Under  the  Fund's
        current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth
        above.   The staff of the  Securities and Exchange  Commission,
        however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a
        diversified  company.   This  investment restriction  does  not
        apply to the Investment Grade Corporate Bond, U.S. Government Mortgage Securities or Short-Term Maturity Bond Portfolios.

        2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided
        that  there  shall  be   no  limitation  on   the  purchase  of
        obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

        3.Alone or together with any other investor make investments for the purpose of exercising control over, or management of any issuer.

        4.Purchase  securities of  other investment companies,  except in
        connection  with   a  merger,   consolidation,  acquisition  or
        reorganization,  or   by  purchase  in   the  open  market   of
        securities  of   closed-end  investment   companies  where   no
        underwriter  or  dealer's  commission  or  profit,  other  than
        customary  broker's  commission,  is  involved,  and  only   if
        immediately thereafter not more than 10% of such Fund's total assets, taken at market value, would be invested in such securities; and except that the Foreign Equity Portfolio may
        invest  up  to  10%  of  its  total  assets  at   the  time  of
        acquisition in securities  of any investments companies.   This
        investment  restriction  does   not  apply  to  the  Short-Term
        Maturity Bond Portfolio.

        5.Purchase  or   sell  interests   in  commodities,   commodities
        contracts,   oil,   gas  or   other   mineral   exploration  or
        development programs, or real estate, except that the Fund may purchase securities of issuers which invest or deal in any of the above; provided, however, that the Bond, Stock Index,
        Small-Cap   Index,   Growth   Index,   Value   Index,   MidCap,
        International Equity, Small-Cap Value, Corporate Bond, Foreign Equity, Small-Cap Aggressive Growth, Maxim INVESCO Small-Cap
        Growth,   Maxim  INVESCO  ADR  and   Short-Term  Maturity  Bond
        Portfolios may invest  in futures contracts based on  financial
        indices,   foreign  currency   transactions  and   options   on
        permissible futures contracts.

        6.Purchase securities for the Fund which cannot be sold without registration or the filing of a notification under federal or state securities laws if, as a result, such investments would exceed 10% of the value of such Fund's net assets (15% for the
        Maxim   INVESCO  Small-Cap   Growth  and   Maxim  INVESCO   ADR
        Portfolios).   This investment  restriction does  not apply  to
        the Short-Term Maturity Bond Portfolio.

        7.Purchase any securities on margin (except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and the Bond, Stock Index, Small-Cap Index, Value Index, Growth
        Index,   International   Equity,   Small-Cap   Value,   MidCap,
        Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios may make margin payments in connection with transactions in currency futures contracts) or make short sales of securities or maintain a short position.

        8.Make  loans, except  as provided  in  limitation (9)  below and
        except  through   the  purchase  of   obligations  in   private
        placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

        9.Lend its portfolio securities in excess of 20% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information (33 1/3% for the Short-Term Maturity Bond Portfolio).

        10.Borrow amounts in excess of 10% of its total assets, taken at market value at the time of the borrowing, and then only from banks as a temporary measure for extraordinary or emergency
        purposes.   In the event the  Fund borrows in  excess of 5%  of
        its total assets, at the time of such borrowing it will have an asset coverage of at least 300%. As a matter of policy, all borrowings will be repaid before any investments are made.

        11.Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in limitation (10) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund's
        total assets, taken at market value at  the time thereof.   The
        Fund will not, as a matter of operating policy, mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of the value of pledged securities will exceed 10% of the value of the Fund's shares. This restriction does not apply to segregated accounts.

        12.Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

        13.Write, purchase or sell puts, calls or combinations thereof, except that the Bond, Small-Cap Index, Value Index, Growth
        Index,   MidCap,   International   Equity,   Small-Cap   Value,
        Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Short-Term Maturity Bond, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios may buy and sell put and call options (and any combination thereof) on securities (including index options), on index futures contracts, on securities indices, and on foreign currencies (to the extent a Portfolio may invest in foreign currencies) and may buy and sell put and call warrants, the values of which are based upon securities indices. In addition, the Bond Portfolio may buy and sell put and call options ( and any combination thereof) on permissible futures contracts.

        14.Sell securities short or purchase securities on margin.

        15.Invest in securities of foreign issuers if at the time of acquisition more than 10% of its total assets, taken at market value at the time of investment, would be invested in such
        securities.   However,  up to  25%  of the  total assets  of  a
        Portfolio may be invested in securities (i) issued, assumed or guaranteed by foreign governments, or political subdivisions or instrumentalities thereof, (ii) assumed or guaranteed by domestic issuers, including Eurodollar securities, or (iii) issued, assumed or guaranteed by foreign issuers having a class of securities listed for trading on the New York Stock
        Exchange or  on  a  major  Canadian  exchange.    See  "Foreign
        Securities", below. This investment limitation will not apply to the International Equity, MidCap, Bond, Small-Cap Value, Corporate Bond, Short-Term Maturity Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios.

        Following are investment limitations applicable to the Maxim T. Rowe Price Equity/Income and Maxim MidCap Growth Portfolios. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or
        (ii) more than 50% of the outstanding shares.

        The Portfolios will not:

        1.(a)  Invest more than 15% of its total  assets (taken at market
        value  at   the  time  of   each  investment)  in   obligations
        (excluding repurchase agreements) of any one bank, or, with respect to 75% of its assets, invest more than 5% of such assets in the securities (other than United States Government or government agency securities) of any one issuer other than a  bank  (but including  repurchase  agreements  with  any  one bank); and (b) purchase more than either (i) 10% in principal amount of the outstanding debt securities of an issuer, or
        (ii) 10% of the outstanding voting securities of an issuer, except that such restrictions shall not apply to securities issued or guaranteed by the United States Government or its
        agencies,   bank   money   instruments   or   bank   repurchase
        agreements.   Under  the  diversification requirements  of  the
        Investment  Company  Act  of  1940  applicable  to  diversified investment  companies,  such  as the  Fund,  the  Fund may  not invest more than 5% of the value of its total assets in the securities of any one issuer (except that this statutory restriction does not apply with respect to 25% of the value of
        an  investment  company's total  assets).    Under  the  Fund's
        current interpretation of the statutory diversification tests, bank obligations of the type in which the Fund invests are not subject to this 5% limitation and thus the Fund's only limitation in this regard is the 15% limitation set forth above. The staff of the Securities and Exchange Commission, however, has taken the position that certain bank obligations are subject to the statutory 5% limitation, and further action by the Commission may make it necessary that the Fund revise its investments in bank obligations so as not to exceed the 5% limitation in order for the Fund to maintain its status as a
        diversified  company.   This  investment restriction  does  not
        apply to the Investment Grade Corporate Bond, U.S. Government Mortgage Securities or Short-Term Maturity Bond Portfolios.

        2. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided
        that  there   shall  be  no   limitation  on  the  purchase  of
        obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

        3.Purchase  or   sell  interests   in  commodities,   commodities
        contracts,   oil,  gas   or   other  mineral   exploration   or
        development  programs,   or  real   estate,  except   that  the
        Portfolio may  purchase securities of  issuers which invest  or
        deal  in   any  of  the  above;  provided,  however,  that  the
        Portfolio may invest in futures contracts, forward currency contracts, and options on futures.

        4.Make  loans,  except as  provided in  limitation (5)  below and
        except  through   the  purchase   of  obligations   in  private
        placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

        5.Lend its portfolio securities in excess of 33 1/3% of its total assets, taken at market value at the time of the loan, and provided that such loan shall be made in accordance with
        the  guidelines   set  forth   under   "Lending  of   Portfolio
        Securities" of this Statement of Additional Information.

        6.Borrow, except that the Portfolios may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions which may involve a borrowing, in a manner consistent with the Portfolio's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolio's total assets (including the borrowed amount) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Reverse repurchase agreements and other investments which are "covered" by a segregated account or an offsetting position in accordance with applicable SEC requirements do not constitute borrowings for purposes of any asset coverage requirement.

        7.Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

        8.Purchase or sell real estate including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent
        the   Portfolio   from  investing   in   securities   or  other
        instruments  backed  by   real  estate  or  in  securities   of
        companies engaged in the real estate business).

        9.Issue  senior   securities  except  in   compliance  with   the
        Investment Company Act of 1940.

        Notes

        The  following  notes should  be read  in  connection with  the
        above-described investment  limitations.    The notes  are  not
        fundamental policies.

        With respect to investment limitation (3), the Portfolios do not consider currency contracts or hybrid investments to be commodities.

        For purposes of investment limitation (2), U.S., state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in the Portfolio's semi-annual and annual reports.

        For purposes of investment limitations (4) and (5), the Portfolios will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months.

        Operating Policies

        As a matter of operating policy, the Portfolios may not:

        Purchase additional securities when money borrowed exceeds 5% of its total assets.

        Invest in companies for the purpose of exercising management or control.

        Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value.

        Purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940 and applicable state law. Duplicate fees may result from such purchases.

        Purchase securities on margin, except (i) to obtain short-term credit necessary for clearance of purchases of portfolio securities and (ii) to make margin deposits in connection with futures contracts or other permissible investments.

        Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolios as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Portfolio's total assets at the time of borrowing or investment.

        Purchase participation or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs.

        Effect short sales of securities, unless a Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

        Purchase a security (other than obligations issued or guaranteed by the U.S., any foreign, state or local government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

        Invest in warrants if, as a result thereof, more than 2% of the value of the net assets of the Portfolio would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the net assets of the Portfolio would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value.

        Following are investment limitations applicable to the Maxim Blue Chip Portfolio. The policies designated as fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The policies designated as non-fundamental may be changed by the Fund's Board of Directors without shareholder approval.

        Fundamental Policies

        The Portfolio will not:

        1.Make loans to other persons; the purchase of a portion of an issue of publicly or privately distributed bonds, debentures or other securities is not considered the making of a loan by
        the Portfolio.   The Portfolio  may also enter into  repurchase
        agreements.

        2.Underwrite the  securities of other  issuers except insofar  as
        the  Portfolio   may  be  deemed   an  underwriter  under   the
        Securities Act of 1933 in selling portfolio securities.

        3.Invest directly in physical commodities (other than foreign currencies), real estate or interests in real estate; provided that the Portfolio may invest in securities of issuers that invest in physical commodities, real estate or interests in real estate; and, provided further, that this shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in
        securities   or   other   instruments    backed   by   physical
        commodities, real estate or interests in real estate.



        4.Make any investment if, as a result, 25% or more of the Portfolio's total assets would be invested in securities of issuers having their principal business activities in the same industry, provided that this limitation does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        5.Issue any senior securities except in compliance with the Investment Company Act of 1940.

        8.Borrow money, except for extraordinary or emergency purposes, and then only from banks in amounts up to 33 1/3% of the Portfolio's total assets.

        Non-Fundamental Policies




        Purchase any securities on  margin except to obtain such short-
        term  credits  as  may  be  necessary   for  the  clearance  of
        transactions.

        Sell securities short, unless the Portfolio owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

        Purchase more  than  10% of  any  class  of securities  of  any
        single   issuer  or  purchase  more  than  10%  of  the  voting
        securities of any single issuer.




        Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's total assets would be invested in securities of that issuer.



        Invest more than 15% of the market value  of its net assets  in
        securities  which   are  not   readily  marketable,   including
        repurchase agreements maturing in over seven days.

        Following are investment limitations applicable to the Maxim INVESCO Balanced Portfolio. These are fundamental policies and may not be changed without the approval of the holders of a majority of the outstanding voting shares of the Portfolio. "Majority" for this purpose and under the Investment Company Act of 1940 means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

        The Portfolio will not:

        1. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers primarily engaged in the same industry; utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone each will be considered a separate industry for purposes of this restriction; provided
        that   there  shall  be  no  limitation  on   the  purchase  of
        obligations issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

        2.With  respect  to  75%  of  its  total  assets,  purchase   the
        securities  of   any  one   issuer  (except   cash  items   and
        "Government securities" as defined under the 1940 Act), if the purchase would cause the Portfolio to have more than 5% of the value of its total assets invested in the securities of such issuer or to own more than 10% of the outstanding voting securities of such issuer.

        3.Purchase  or  sell  physical  commodities  other  than  foreign
        currencies  unless  acquired  as  a  result  of  ownership   of
        securities (but this shall not prevent the Portfolio from purchasing or selling options, futures, swap and forward contracts or from investing in securities or other instruments backed by physical commodities).

        4.Make loans,  except  as provided  in limitation  (5) below  and
        except  through   the  purchase   of  obligations  in   private
        placements (the purchase of publicly-traded obligations are not being considered the making of a loan).

        5.Lend its portfolio securities in excess of 33 1/3% of the total assets of the Portfolio (including the amount borrowed), taken at market value at the time of the loan, and provided that such loan shall be made in accordance with the guidelines set forth under "Lending of Portfolio Securities", in this Statement of Additional Information.

        6.Borrow money, except that the Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes (not for leveraging or investment) and may enter into reverse repurchase agreements in an aggregate amount not exceeding 33 1/3% of the value of its total assets (including the amount
        borrowed)  less  liabilities  (other  than  borrowings).    Any
        borrowing that comes to exceed 33 1/3% of the value of the Portfolio's total assets due to a decline in net assets will be reduced within three days to the extent necessary to comply
        with  the 33  1/3%  limitation.   This  restriction  shall  not
        prohibit deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

        7.Underwrite securities of other issuers except insofar as the Portfolio may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.

        8.Invest  directly in  real  estate or  interest in  real estate;
        however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

        9.Issue senior  securities.   For purposes  of this  restriction,
        the issuance of shares of common stock in multiple classes or series, obtaining of short-term credits as may be necessary
        for  the  clearance   of  purchases  and  sales  of   portfolio
        securities, short sales against the box, the purchase or sale or permissible options and futures transactions (and the use of initial and maintenance margin arrangements with respect to
        futures  contracts  or  related   options  transactions),   the
        purchase or  sale of  securities on  a when  issued or  delayed
        delivery  basis,   permissible  borrowings   entered  into   in
        accordance  with  the  Portfolio's   investment  policies,  and
        reverse repurchase agreements are not deemed to be issuances of senior securities.

        As a fundamental policy in addition to the above, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental
        investment  objectives,   policies  and   limitations  as   the
        Portfolio.

        Further, the following additional investment restrictions, which are operating policies of the Portfolio are applicable. These policies may be changed by the Board of Directors without shareholder approval.

        (a)Investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of the Portfolio's net
        assets.   Included within that amount,  but not to exceed 2% of
        the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchanges. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value.

        (b)The Portfolio will not (i) enter into futures contracts or options on futures contracts if immediately thereafter the aggregate margin deposits on all outstanding futures contracts
        positions  held   by  the  Portfolio   and  premiums  paid   on
        outstanding options on futures contracts, after taking into consideration unrealized profits and losses, would exceed 5%
        of the market value  of the total  assets of the Portfolio,  or
        (ii)  enter into  any futures  contracts  if the  aggregate net
        amount  of  the  Portfolio's   commitments  under   outstanding
        futures contracts positions of the Portfolio would exceed the market value of the total assets of the Portfolio.

        (c)The  Portfolio does  not currently  intend to  sell  securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in options, swaps and forward
        futures  contracts  are   not  deemed  to   constitute  selling
        securities short.

        (d)The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-
        term   credits  as   are  necessary   for  the   clearance   of
        transactions, and provided that margin payments and other deposits in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

        (e)The Portfolio does not currently intend to (i) purchase securities of closed end investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end management investment companies. Limitations (i) and (ii) do not apply to money market funds or
        to   securities  received  as   dividends,  through  offers  of
        exchange, or  as a result  of a reorganization,  consolidation,
        or merger.    If the Portfolio invests  in a money market fund,
        the investment advisory fee will be waived on the assets of the Portfolio which are invested in the money market fund during the time that those assets are so invested.

        (f)The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

        (g)The Portfolio does not currently intend to purchase  securities
        of  any  issuer   (other  the  U.S.  Government  agencies   and
        instrumentalities or instruments  guaranteed by an  entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than
        three   years'   continuous  operation   (including   that   of
        predecessors)  if  such purchase  would  cause  the Portfolio's
        investments   in  all   such  issuers  to  exceed   5%  of  the
        Portfolio's total assets taken at market value at the time of such purchase.

        (h)The Portfolio does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses.

        (i)The Portfolio may not invest in companies for the purpose of exercising control or management, except to the extent that exercise by the Portfolio of its rights under agreements related to portfolio securities would be deemed to constitute such control.


                              Foreign Securities

        Any Portfolio of the Fund may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. The following describes certain of these considerations in addition to those set forth in the Prospectus. Delays may be encountered in settling securities transactions in certain foreign markets. Also, it is possible that market quotations for foreign securities will not be readily available. In such event, these securities shall be valued at fair value as determined in good faith by the Board of Directors. If it should become necessary, the Fund could encounter greater difficulties in invoking legal processes abroad than would be the case in the United States. Transaction costs in foreign securities may be higher. The Investment Adviser will consider these and other factors before investing in foreign securities, and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of the Fund. In particular, management anticipates that these considerations will be inapplicable to a variety of Canadian investments. The
        Portfolios will not concentrate its investments in any particular foreign country, and will purchase only securities issued in dollar denominations. Notwithstanding the foregoing, the following Portfolios may invest in non-dollar denominated foreign equity securities: International Equity, Mid-Cap, Small-Cap Value, Bond, Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim T. Rowe Price Equity/Income, Maxim MidCap Growth, Maxim Blue Chip, Maxim INVESCO Balanced, Maxim INVESCO Small-Cap Growth and Maxim INVESCO ADR Portfolios.





                       Lending of Portfolio Securities

        Subject to Investment Limitations described above for all Portfolios, each Portfolio of the Fund from time-to-time may lend securities from its portfolio to brokers, dealers and financial institutions and receive as collateral cash or U.S. Treasury securities which, at all times while the loan is outstanding, will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities, which will increase the current income of the Fund. Such loans, which will not have terms longer than 30 days, will be terminable at any time. The Fund will have the right to regain record ownership of loaned securities to exercise beneficial rights such as voting rights, subscription rights and rights to dividends, interest or other distributions. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging such loans.

                            MANAGEMENT OF THE FUND

                            Directors and Officers

        The directors and executive officers of the Fund and their principal occupations for at least the last five years are set forth below:


          Name, Relationship with          Principal Occupation
            the Fund, and Address      Past Five Years

        Rex Jennings                  President Emeritus, Denver
        Director2/                    Metro Chamber of Commerce
        (since 1987)

        Richard P. Koeppe, Ph.D.      Retired Superintendent,
        Director3/                     Denver Public Schools
                                      (1988-1990)

        Douglas L. Wooden             Great-West Life & Annuity
        Director1/ 5/                  Insurance Company,
                                      Senior Vice President, Financial
                                      Services (since 1996); Senior
                                      Vice-President, Chief Financial
                                      Officer (1991-1996)

        James D. Motz                 Great-West Life & Annuity
        Director1/ 5/                   Insurance Company,
                                      Senior Vice-President, Employee
                                      Benefits (since 1991); Vice-
                                      President, Group (1983-1990)

        Sanford Zisman                Attorney, Zisman &
        Director4/                      Ingraham, P.C.

        Glen R. Derback               Great-West Life &
        Treasurer, Principal           Annuity Insurance Company,
         Financial and Accounting     Vice President, Financial
        Officer1/ 5/                  Control (since 1984)



        Beverly A. Byrne              Great-West Life & Annuity
        Secretary1/ 5/                Insurance Company, Assistant
                                      Counsel (since 1993); Attorney
                                      (1988-1993)


        _________________________________


        1/        Interested  person   as  defined  in  the  Investment
                  Company    Act  of  1940  and  affiliated  person  of
                  Investment Adviser.

        2/   6508 Hollytree Circle, Tyler, Texas  75703

        3/   8679 East Kenyon Avenue, Denver, Colorado  80237

        4/   3773   Cherry  Creek  North   Drive,  Suite  250,  Denver,
             Colorado 80209.

        5/ Great-West Life & Annuity Insurance Company, 8515 E. Orchard Road, Englewood, Colorado 80111.

        Compensation

        The Fund pays no salaries or compensation to any of its officers or Directors affiliated with the Investment Adviser or its affiliates. The chart below sets for the annual fees paid to non-interested Directors in 1996.



                            R.P. Koeppe    R. Jennings    S. Zisman
        Compensation received
         from the Fund        $8,450       $8,450         $8,450

        Pension or retirement
         benefits accrued as
         a Fund expense       $0           $0             $0

        Total compensation
        received from the
        Fund and all affi-
        liated funds**       $12,450       $12,450        $12,450


        ------------------------
        ** As of December 31, 1996, there were twenty-nine funds for which the Directors serve as Directors or Trustees of which twenty-three are Portfolios of the Fund. The total compensation paid is comprised of the amount paid during 1996 by the Fund and all affiliated investment companies.

                            The Investment Adviser

        The information that follows supplements the information provided about the Investment Adviser under the caption "Management of the Fund - Investment Adviser" in the Prospectus.

        G W Capital Management, Inc. (the "Investment Adviser") serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement with the Fund. The Investment Adviser is a wholly owned subsidiary of Great-West Life & Annuity Insurance Company ("GWL&A"). GWL&A is in turn a wholly owned subsidiary of The Great-West Life Assurance Company ("Great-West") which is a 99.5% owned subsidiary of Great-West Lifeco Inc., which in turn is an 86.4% subsidiary of Power Financial Corporation, Montreal, Quebec. A majority of the common stock of Power Financial Corporation is owned by 171263 Canada Inc. 171263 Canada Inc is a wholly owned subsidiary of Marquette Communications Corporation which in turn is a wholly owned subsidiary of Power Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

        The Investment Advisory Agreement, as amended, was considered by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940), on April 10, 1997. As approved, the Agreement will remain in effect until April 1, 1998 and will continue in effect from year to year if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of the Fund, including a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The agreement is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Fund.

        While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser provides the portfolio managers for the Fund. Such managers consider analysis from various sources, make the necessary investment decisions and effect transactions accordingly. The Investment Adviser also is obligated to perform certain administrative and management services for the Fund and is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Agreement.



        Advisory Fee.

        The method of computing the investment advisory fee is fully described in the Prospectus.


                               The Sub-Advisers

        Janus Capital Corporation

        Janus Capital Corporation serves as the sub-adviser to the MidCap Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. Janus Capital Corporation has served as investment adviser to Janus Investment Fund since 1969 and also serves as adviser and sub-adviser to other mutual funds, and individual, corporate, charitable and retirement accounts. Kansas City Southern Industries, Inc. ("KCSI") owns approximately 83% of the outstanding voting stock of Janus Capital. KCSI is a publicly traded holding company whose primary subsidiaries are engaged in transportation, financial services and real estate.

        Templeton Investment Counsel, Inc.

        Templeton Investment Counsel, Inc. ("TICI") serves as the sub-adviser to the International Equity Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. TICI is an indirect subsidiary of Templeton Worldwide, Inc., which in turn is a direct, wholly-owned subsidiary of Franklin Resources, Inc.

        Ariel Capital Management, Inc.

        Ariel Capital Management, Inc. ("Ariel") serves as the sub-adviser to the Small-Cap Value Portfolio pursuant to a Sub-Advisory Agreement dated December 1, 1993. Ariel is a privately held minority-owned money manager.

        The Sub-Advisers provides investment advisory assistance and portfolio management advice to the Investment Adviser for the respective Portfolios. Subject to review and supervision by the Investment Adviser and the Board of Directors of the Fund, the sub-advisers are responsible for the actual management of the respective Portfolios and for making decisions to buy, sell or hold any particular securities. The Sub-Advisers bear all expenses in connection with the performance of their services, such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management for the Portfolios.

        T. Rowe Price Associates, Inc.

        T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income and Maxim MidCap Growth Portfolios pursuant to a Sub-Advisory Agreement dated November 1, 1994 as amended. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited and real estate partnerships and other mutual funds.

        INVESCO Trust Company

        INVESCO Trust Company serves as the sub-adviser to the Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR and Maxim INVESCO Balanced Portfolios pursuant to Sub-Advisory Agreements dated

        November 1, 1994 and August 30, 1996. INVESCO Trust Company is an indirect wholly-owned subsidiary of AMVESCO PLC. AMVESCO PLC is a publicly-traded holding company that, through its subsidiaries, engages in the business of investment management on an international basis. INVESCO PLC changed its name to AMVESCO PLC on March 3, 1997, as part of a merger
        between  a  direct  subsidiary  of  INVESCO   PLC  and  A  I  M
        Management Group Inc., thus creating one of the largest independent investment management businesses in the world. Subject to obtaining shareholder approve at its regular Annual Shareholder Meeting, the board of directors of AMVESCO PLC has concluded that the corporate name should be changed to AMVESCAP PLC effective May 8, 1997. ITC will continue to operate under its existing name. AMVESCO has approximately $165 billion in assets under management.

        Loomis, Sayles, & Company L.P.

        Loomis, Sayles & Company L.P. serves as the sub-adviser to the Corporate Bond, Small-Cap Aggressive Growth and Foreign Equity Portfolios pursuant to a Sub-Advisory Agreement dated August 30, 1996, as amended. Loomis Sayles serves as investment manager to a variety of individual investors, including other mutual funds. Loomis Sayles is an indirect, majority-owned subsidiary of Metropolitan Life Insurance Company.

        Founders Asset Management, Inc.

        Founders Asset Management, Inc. serves as the sub-adviser to the Maxim Blue Chip Portfolio pursuant to a Sub-Advisory Agreement dated May 1, 1997. Founders serves as investment manager to a variety of individual and institutional investors, including other mutual funds.

        Sub-Advisory Fees

        The method of computing the sub-advisory fees are fully described in the Prospectus.

        For the past three fiscal years, the Investment Adviser was paid a fee for its services to the Fund as follows:



             Portfolio         1996           1995          1994


          Money Market      $1,566,842    $1,094,639     $  672,768









             Portfolio         1996           1995          1994

          Bond              $  470,658    $  450,783     $  456,146

          Stock Index1/     $4,887,975    $3,630,287     $3,273,683

          U.S. Government   $  360,629    $  377,523     $  345,124
          Securities2/
          Zero-Coupon       N/A           $    4,195     $    4,959
          Treasury3/

          Total Return4/    $  364,049    $  293,890     $  236,951

          Investment Grade  $  575,853    $  511,001     $  396,105
          Corporate
          Bond5/

          U.S. Government
          Mortgage          $  791,813    $  679,091     $  507,835
          Securities6/

          Small-Cap Index7/ $  404,890    $  218,365     $   82,060

          Growth Index7/    $  371,758    $  172,719     $   49,266

          Value Index7/     $  552,296    $  264,392     $   92,658

          International     $  756,318    $  459,104     $  119,822
          Equity7/

          Small-Cap Value7/ $  274,316    $  148,789     $   62,566

          MidCap8/          $1,794,155    $1,049,333     $  155,648

          Corporate Bond9/  $  574,728    $  250,744     $   22,771

          Small-Cap Aggressive$  469,293  $  202,999     $   19,599
          Growth9/
          Foreign Equity9/  $  711,998    $  581,443     $   66,960

          Maxim T. Rowe Price
          Equity/Income9/   $  257,708    $   44,411     $    2,664

          Maxim INVESCO Small-
          Cap Growth9/      $  178,001    $   34,500     $    3,085

          Maxim INVESCO ADR9/$   45,589   $   22,375     $    3,255

          Short-Term Maturity$  179,920   $   22,401       N/A
          Bond10/









             Portfolio         1996           1995          1994

          Maxim INVESCO     $   26,984    N/A            N/A
          Balanced11/





        1/   For the  period commencing  September 24, 1984.   The name
             and investment objective of this portfolio was changed effective December 1, 1992.

        2/Formed April 6, 1985.   The  name and the investment  objective
        of this portfolio was changed effective July 29, 1987, and renamed and the investment objective changed effective May 1, 1990.

        3/Formed October 1, 1985.

        4/Formed July 29, 1987.

        5/Formed December 1, 1992.

        6/Formed December 1, 1992.

        7/Formed December 1, 1993.

        8/Formed January 3, 1994.

        9/Formed November 1, 1994.

        10/Formed August 1, 1995.

        11/Formed October 1, 1996.

        Payment of Expenses.

        Prior to May 1, 1992, the Investment Adviser provided investment advisory services and paid all compensation of and furnished office space for officers and employees of the Investment Adviser connected with investment and economic research, trading and investment management of the Fund, as well as the fees of all directors of the Fund who are affiliated persons of GW Capital Management or any of its affiliates. The Fund paid all other expenses incurred in its operation and all of the Fund's general administrative expenses.

        Expenses that were borne directly by the Fund included redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent, directors' fees, legal expenses, state franchise taxes, costs of auditing services, costs of printing proxies and stock certificates, Securities and Exchange Commission fees, advisory fees, certain insurance premiums, costs of corporate meetings, costs of maintenance of corporate existence, investor services (including allocable telephone and personnel expenses), extraordinary expenses, and other expenses properly payable by the Fund. Accounting services were provided for the Fund by the Investment Adviser and the Fund reimbursed the Investment Adviser for its costs in connection with such services. The amounts of such expense reimbursements for the Fund's fiscal years ended December 31, 1996, 1995 and 1994 were $266,446, $ 236,850 and $111,944 respectively. Depending upon the nature of the lawsuit, litigation costs may be borne by the Fund.

        The Investment Adviser has agreed that it will waive all or a part of its management fee to the extent normal operating expenses (excluding interest, taxes, brokerage fees, commissions and extraordinary charges) of the Portfolios listed below. With respect to these Portfolios, the Fund shall pay all expenses incurred with operations, including extraordinary expenses, however, the Investment Adviser shall pay all expenses which exceed an annual rate of 0.95% of the average daily net assets of the Maxim T. Rowe Price Equity/Income Portfolio; 1.10% of the average daily net assets of the MidCap and Maxim INVESCO Small-Cap Growth Portfolios; 1.30% of the average daily net assets of the Small-Cap Aggressive Growth and Maxim INVESCO ADR Portfolios; 1.35% of the average daily net assets of the Small-Cap Value Portfolio; and 1.50% of the average daily net assets of the International Equity and Foreign Equity Portfolios.

        Expenses paid by the Investment Adviser for 1995 and 1996 were:



             Portfolio                1995           1996
             Foreign Equity           $  1,759       $ 32,547
             International Equity     $  8,822       $ 16,011
             Maxim INVESCO ADR        $ 28,646       $ 43,582
             Maxim INVESCO
               Small-Cap Growth       $ 43,637       $ 68,725







             MidCap                   $ 47,589       $ 16,270
             Small-Cap Aggressive
               Growth                 $ 31,883       $ 81,373
             Small-Cap Value          $ 25,798       $  4,231
             Maxim T. Rowe Equity/
               Income                 $ 48,716       $  3,707



                     PORTFOLIO TRANSACTIONS AND BROKERAGE

                              Portfolio Turnover

        Brokerage costs to each Portfolio of the Fund are commensurate with the rate of portfolio activity. In computing the portfolio turnover rate for each portfolio, certain U.S. Government securities (long-term for periods before 1986 and short-term for all periods) and all other securities, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average value of portfolio securities owned by the portfolio during the fiscal year.

        There will be no fixed limitations regarding the portfolio turnover of Portfolios of the Fund. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Securities initially satisfying the basic policies and objectives of each Portfolio may be disposed of when they are no longer deemed suitable.

        Based upon the formulation for calculating the portfolio turnover rate, as stated above, for each Portfolio (other than the Money Market Portfolio) is as follows:



                            1995                1996
        Portfolio         Turnover Rate    Turnover Rate
        Bond                191.58%        117.39%
        Stock Index           5.25%          3.31%
        U.S. Government
        Securities            185.57%        145.02%
        Total Return           44.70%         74.52%
        Corporate Bond         24.70%         40.02%
        Small-Cap Index        30.17%         39.66%
        Small-Cap Value        17.78%          30.61%
        International Equity   20.28%          22.21%
        Maxim INVESCO ADR       5.88%          15.25%
        Maxim INVESCO Balanced   N/A          17.14%*
        Maxim INVESCO Small-Cap
         Growth               266.64%        265.05%
        MidCap                167.21%         80.31%
        Maxim T. Rowe Price
          Equity/Income        14.00%         26.15%
        Foreign Equity        119.98%         75.65%
        Growth Index           17.90%         41.55%
        Investment Grade
          Corporate Bond      159.21%        118.50%
        Short-Term Maturity
            Bond               97.87%         51.71%
        Small-Cap Aggressive
            Growth             99.48%         62.63%
        U.S. Government
         Mortgage Securities   188.04%        94.63%
        Value Index            18.11%         16.31%



        *  Annualized

        A higher portfolio turnover rate may involve correspondingly greater brokerage commissions and other expenses which might be borne by the Fund and, thus, indirectly by its shareholders.


                       Placement of Portfolio Brokerage

        The Fund does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policy established by the Board of Directors, the Investment Adviser is primarily responsible for placement of the Fund's portfolio transactions. In placing orders, it is the policy of the Fund to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While the Investment Adviser generally will seek reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

        In placing portfolio transactions, the Investment Adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the Investment Adviser, and pay commissions to such brokers or dealers furnishing such services which are in excess of commissions which another broker or dealer may charge for the same transaction. Such supplemental research
        ordinarily  consists  of  assessments   and  analyses  of   the
        business or prospects of a company, industry, or economic sector. Supplemental research obtained through brokers or dealers will be in addition to and not in lieu of the services required to be performed by the Investment Adviser. The expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. The Investment Adviser may use any supplemental investment research obtained for the benefit of the Fund in providing investment advice to its other investment advisory accounts, and may use such information in managing their own accounts. Conversely, such supplemental information obtained by the placement of business for the Investment Adviser will be considered by and may be useful to the Investment Adviser in carrying out its obligations to the Fund. For the year ended December 31, 1996 the Fund paid out $1,692,326 in commissions on transactions that aggregated $850,725,101 to brokers who supplied such supplemental research.

        Purchases  and  sales  of  securities  for  the  Money   Market
        Portfolio usually are principal transactions, and normally, for all portfolios, the Fund will deal directly with the underwriters or dealers who make a market in the securities involved unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Fund that are not transactions with principals will consist primarily of brokerage commissions or dealer or underwriter spreads between the bid and asked price, although purchases from underwriters of portfolio securities include a commission or concession paid by the issuer.

        Securities held by the Fund may also be held by other separate accounts or mutual funds for which the Investment Adviser serves as an adviser, or held by GWL&A, the Investment Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

        On occasions when the Investment Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a Portfolio.

        No brokerage commissions have been paid by the Money Market, Bond, Investment Grade Corporate Bond, U.S. Government Securities, U.S. Government Mortgage Securities, the Zero-Coupon Treasury or the Short-Term Maturity Bond Portfolios for the years ended December 31, 1994 through December 31, 1996. The Stock Index Portfolio (prior to December 1, 1992, the Growth Portfolio) paid commissions in the amount of $179,151, $80,467 and $89,897 for the years ended December 31, 1994, 1995 and 1996. The Total Return Portfolio paid commissions in the amount of $105,117, $51,369 and $61,228 for the years ended December 31, 1994, 1995 and 1996, respectively. The International Equity portfolio paid commissions in the amount of $126,521, $126,601 and $190,398 in 1994, 1995 and 1996,
        respectively. The Small-Cap Index Portfolio paid commissions in the amount of $86,863, $63,611 and $154,696 in 1994, 1995 and 1996, respectively. The Value Index Portfolio paid commissions in the amount of $43,591, $38,183 and $53,019 in 1994, 1995 and 1996, respectively. The Growth Index Portfolio paid commissions in the amount of $20,103, $25,946 and $48,480 in 1994, 1995 and 1996, respectively. The Small-Cap Value Portfolio paid commissions in the amount of $18,944, $29,175 and $55,133 in 1994, 1995 and 1996, respectively. The MidCap Portfolio paid commissions in the amount of $211,600, $468,104 and $471,788 in 1994, 1995 and 1996, respectively. The Small-Cap Aggressive Growth Portfolio paid commissions in the amount of $5,150, $60,792 and $131,463 in 1994, 1995 and 1996,
        respectively. The Foreign Equity Portfolio paid commissions in the amount of $35,586, $456,623 and $322,774 in 1994, 1995 and 1996, respectively. The Maxim T. Rowe Price Equity/Income Portfolio paid commissions in the amount of $3,188, $7,074 and $50,812 in 1994, 1995 and 1996, respectively. The Maxim INVESCO Small-Cap Growth Portfolio paid commissions in the amount of $1,755, $11,195 and $40,317 in 1994, 1995 and 1996,
        respectively. The Maxim INVESCO ADR Portfolio paid commissions in the amount of $1,902, $932 and $2,664 in 1994, 1995 and 1996, respectively. The Corporate Bond Portfolio paid commissions in the amount of $1,064 in 1995 and $1,120 in 1996. The Maxim INVESCO Balanced Portfolio paid commissions in the amount of $18,537 in 1996.

                      PURCHASE AND REDEMPTION OF SHARES

        As of December 31, 1996, all of the outstanding shares of the Fund were presently held of record by Maxim Series Account, Pinnacle Series Account, Retirement Plan Series Account, FutureFunds Series Account, FutureFunds Series Account II and Qualified Series Account of GWL&A, by TNE Series (k) Account of MetLife, and by Great-West, which provided the initial capitalization for certain Portfolios.

        The following tables show the allocations of shares of the Fund among the Series Accounts as of December 31, 1996.


                                     Money Market Portfolio


                  Series Account          No. of Shares    Percentage

          Maxim Series Account            2,490,288       0.63%

          FutureFunds Series Account      55,297,862      13.96%

          FutureFunds Series Account II   313,718,098     79.18%
          Pinnacle Series Account         353,080         0.09%










          Qualified Series Account        943,596         0.24%

          TNE Series (k) Account          22,344,012      5.64%
          Retirement Plan Series Account  1,038,148       0.26%

                          TOTAL           396,185,085     100.00%


                                         Bond Portfolio


                  Series Account          No. of Shares    Percentage


          Maxim Series Account            3,321,573       5.13%

          FutureFunds Series Account      44,203,798      68.26%
          FutureFunds Series Account II   16,666,145      25.73%

          Pinnacle Series Account         490,722         0.76%

          Qualified Series Account        77,457          0.12%

                         TOTAL            64,759,695      100.00%

                                 International Equity Portfolio



                  Series Account           No. of Shares     Percentage

          FutureFunds Series Account      27,207,607        37.43%

          FutureFunds II Series Account   45,489,363        62.57%

                      TOTAL               72,696,970        100.00%


                                     Stock Index Portfolio*


                  Series Account          No. of Shares    Percentage


          Maxim Series Account            7,277,989       1.84%
          FutureFunds Series Account      156,197,730     39.43%

          FutureFunds Series Account II   220,890,516     55.76%

          Pinnacle Series Account         620,634         0.16%









          Qualified Series Account        2,360,763       0.60%

          TNE Series (K) Account          7,293,796       1.84%
          Retirement Plan Series Account
                                          1,475,333       0.37%

                         TOTAL            396,116,761     100.00%


        * Prior to December 1, 1992, the Growth Portfolio.
















































                              U.S. Government Securities Portfolio


                  Series Account          No. of Shares    Percentage


          Maxim Series Account            10,086,010      16.90%

          FutureFunds Series Account      37,698,695      63.18%

          FutureFunds Series Account II   10,677,688      17.89%
          Pinnacle Series Account         1,210,909       2.03%

                         TOTAL            59,673,302      100.00%


                                     Total Return Portfolio


                  Series Account          No. of Shares    Percentage


          Maxim Series Account            3,618,241       7.51%

          FutureFunds Series Account II   38,304,639      79.45%
          Pinnacle Series Account         297,114         0.62%

          FutureFunds Series Account      3,703,913       7.68%

          TNE Series (K) Account          1,704,243       3.53%

          Retirement Plan Series Account  584,099         1.21%

                         TOTAL            48,212,249      100.00%

                           Investment Grade Corporate Bond Portfolio


                  Series Account          No. of Shares    Percentage


          FutureFunds Series Account II   72,223,579      91.60%

          Qualified Series Account        320,807         0.40%

          TNE Series (K) Account          6,083,640       7.72%

          Retirement Plan Series Account  222,334         0.28%

                         TOTAL            78,850,360      100.00%









                         U.S. Government Mortgage Securities Portfolio


                  Series Account          No. of Shares    Percentage

          FutureFunds Series Account II   112,088,119     93.25%

          TNE Series (K) Account          7,739,648       6.44%

          Retirement Plan Series Account  377,092         0.31%
                         TOTAL            120,204,859     100.00%


                                     Growth Index Portfolio


                  Series Account          No. of Shares    Percentage


          FutureFunds II Series Account   48,358,184      85.77%

          TNE Series (K) Account          6,478,660       11.49%

          Retirement Plan Series Account  1,546,764       2.74%
                      TOTAL               56,383,608      100.00%


                                     Value Index Portfolio


                  Series Account           No. of Shares   Percentage

          FutureFunds II Series Account    72,781,363      86.53%

          TNE Series (K) Account           10,119,440      12.03%

          Retirement Plan Series Account   1,213,423       1.44%
                      TOTAL                84,114,226      100.00%


                                   Small-Cap Index Portfolio


                  Series Account           No. of Shares    Percentage


          Maxim Series Account            123,186           0.19%

          FutureFunds Series Account       6,337,383        9.70%

          FutureFunds II Series Account   51,612,241        79.03%









          TNE Series (K) Account          5,616,063         8.60%

          Retirement Plan Series Account  859,615           1.32%
          Great-West                      759,049           1.16%

                      TOTAL               65,307,537        100.00%


                                   Small-Cap Value Portfolio


                  Series Account           No. of Shares    Percentage


          Maxim Series Account             16,817           0.06%

          FutureFunds Series Account       421,784          1.44%
          FutureFunds II Series Account    22,953,992       78.27%

          TNE Series (K) Account           3,406,204        11.61%

          Retirement Plan Series Account   345,736          1.18%

          Great-West                       2,181,667        7.44%

                      TOTAL                29,326,200       100.00%

                                    Corporate Bond Portfolio


                  Series Account             No. of Shares     Percentage


          Maxim Series Account             141,121             0.20%

          FutureFunds Series Account       5,716,139           7.94%

          FutureFunds II Series Account    57,795,017          80.27%

          TNE Series (K) Account           7,932,119           11.02%

          Retirement Plan Series Account   412,893             0.57%

                       TOTAL               71,997,289          100.00%

                             Small-Cap Aggressive Growth Portfolio


                  Series Account           No. of Shares   Percentage










          FutureFunds II Series Account    49,619,519      87.07%

          TNE Series (K) Account           6,305,921       11.06%
          Retirement Plan Series Account   1,065,024       1.87%

                      TOTAL                56,990,464      100.00%


                                Foreign Equity Growth Portfolio


                  Series Account           No. of Shares    Percentage


          FutureFunds II Series Account    65,702,864      86.77%

          TNE Series (K) Account           9,577,564       12.65%
          Retirement Plan Series Account   438,024         0.58%

                      TOTAL                75,718,452      100.00%


                            Maxim INVESCO Small-Cap Growth Portfolio


                  Series Account           No. of Shares   Percentage


          Maxim Series Account            389,143          1.76%

          FutureFunds Series Account      10,042,050       45.21%
          FutureFunds II Series Account   9,428,583        42.45%

          Great-West                      2,350,597        10.58%

                      TOTAL               22,210,373       100.00%


                           Maxim T.Rowe Price Equity/Income Portfolio


                  Series Account           No. of Shares   Percentage


          Maxim Series Account            709,651          1.48%
          FutureFunds Series Account      19,418,225       40.47%

          FutureFunds II Series Account   27,206,792       56.70%

          Great-West                      649,188          1.35%









                      TOTAL               47,983,856       100.00%

                                        MidCap Portfolio


                  Series Account             No. of Shares      Percentage

          FutureFunds II Series Account    121,297,090         80.93%

          Maxim Series Account             822,697             0.55%

          FutureFunds Series Account       27,749,856          18.52%

                       TOTAL               149,869,643         100.00%


                                  Maxim INVESCO ADR Portfolio


                  Series Account             No. of Shares      Percentage

          Maxim Series Account             150,802             2.65%

          FutureFunds Series Account       1,859,776           32.65%

          FutureFunds II Series Account    1,638,003           28.75%

          Great-West                       2,047,782           35.95%

                       TOTAL               5,696,363           100.00%

                               Short-Term Maturity Bond Portfolio


                  Series Account             No. of Shares       Percentage

         FutureFunds II Series Account    31,212,451          79.52%

         TNE Series (K) Account           5,013,893           12.78%

         Retirement Plan Series Account   32,114              0.08%

         Great-West                       2,990,423           7.62%

                      TOTAL               39,428,881          100.00%


                                Maxim INVESCO Balanced Portfolio


                  Series Account             No. of Shares       Percentage







         Maxim Series Account             12,732              0.08%

         FutureFunds Series Account       200,662             1.31%

         FutureFunds II Series Account    12,632,006          82.24


         Great-West                       2,515,420           16.37%

                      TOTAL               15,360,820          100.00%


                       CALCULATION OF YIELD AND RETURN

        Yield of the Money Market Portfolio

        As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Portfolio for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Portfolio shares at the same rate as net income is earned for the base period.

        The Money Market Portfolio's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Portfolio.

        The following is an example of this yield calculation for the Money Market Portfolio based on a seven-day period ending December 31, 1996.

        Assumptions:

             Value of a hypothetical pre-existing
             account with exactly one share at the








             beginning of the period:                $1.00067671

             Value of the same account* (excluding
             capital changes) at the end of the
             seven-day period:                       $1.00162761

        *    This value would include the value of
             any additional shares purchased with
             dividends from the original share, and
             all dividends declared on both the
             original share and any such additional
             shares.

        Calculation:

             Ending account value                    $1.00162761

             Less beginning account value             1.00067671
             Net change in account value              0.00095090

        Base period return:

             $0.00095026/$1.00067671 (adjusted
             change/beginning account value) =       $0.00095026
             Current yield = Base period return
             x (365/7) =                                    4.95%

             Effective yield = (1 + Base period
             return) to the power of 365/7 =                5.08%

        Yields of the Bond, Stock Index*, U.S. Government Securities, Total Return, Investment Grade Corporate Bond, U.S. Government Mortgage Securities, Small-Cap Index, Growth Index, Value Index, Small-Cap Value, International Equity, Corporate Bond, Small-Cap Aggressive Growth, Foreign Equity, Maxim T. Rowe Price Equity/Income, Maxim INVESCO Small-Cap Growth, Maxim INVESCO ADR and Maxim INVESCO Balanced Portfolios

        As summarized in the Prospectus under the heading "Performance Related Information," yields of these Portfolios will be computed by annualizing a recent month's net investment income, divided by a Portfolio share's net asset value on the last trading day of that month multiplied by the average number of outstanding shares for the period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yields of the Portfolios will vary from time to time depending upon market conditions and the composition of the Portfolios. Yield should also be considered relative to changes in the value of the shares of the Portfolios and to the relative risks associated with the investment objectives and policies of the Portfolios.

        * Prior to December 1, 1992, the Growth Portfolio.

                                Bond Portfolio

        The following is an example of this yield calculation for the Bond Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b)+ 1)6-1]
                            cd

        Where:    a =  dividends   and   interest  earned   during  the
                       period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  426,770.52
                  b =   38,626.67
                  c =  63,920,655.78
                  d =  1.20589062


        Therefore 1 month yield as of December 31, 1996 is : 6.12%

                  Investment Grade Corporate Bond Portfolio

        The following is an example of this yield calculation for the Investment Grade Corporate Bond Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                             cd

        Where:    a =  dividends   and   interest  earned   during  the
                       period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  538,233.23
                  b =  49,734.43
                  c =  77,586,867.98
                  d =  1.27738355

        Therefore 1 month yield as of December 31, 1996 is :  5.99%

        ----------------------------------------------------------------



                            Stock Index Portfolio1

        The following is an example of this yield calculation for the Stock Index Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                            cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).




                Prior to December 1, 1992, the Growth Portfolio.

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  1,600,060.41
                  b =  464,476.81
                  c =  391,141,680.30
                  d =  2.36497531

        Therefore 1 month yield as of December 31, 1996 is :  1.48%

                     U.S. Government Securities Portfolio

        The following is an example of  this yield calculation for  the
        U. S. Government Securities Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                             cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  444,876.70
                  b =  32,030.38
                  c =  59,305,260.72
                  d =  1.07381125

        Therefore 1 month yield as of December 31, 1996 is :  7.91%
        ------------------------------------------------------------

                U.S. Government Mortgage Securities Portfolio

        The following is an example of  this yield calculation for  the
        U. S. Government Mortgage Securities Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                             cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  1,142.381.99
                  b =  68,085.56
                  c =  117,746,665.35
                  d =  1.15191607


        Therefore 1 month yield as of December 31, 1996 is :   9.69%

                            Total Return Portfolio

        The following is an example of  this yield calculation for  the
        Total  Return  Portfolio  based  on  a  30-day  period   ending
        December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                       cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  162,957,.64
                  b =  31,792.96
                  c =  45,955,210.13
                  d =  1.34116963

        Therefore 1 month yield as of December 31, 1996 is : 2.57%
        ----------------------------------------------------------------

                          Small-Cap Index Portfolio

        The following is an example of this yield calculation for the Small-Cap Index Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  133,623.89
                  b =  38,719.26
                  c =  59,928.786.98
                  d =  1.2369735


        Therefore 1 month yield as of December 31, 1996 is :  1.54%

                            Growth Index Portfolio

        The following is an example of  this yield calculation for  the
        Growth  Index  Portfolio  based  on  a  30-day  period   ending
        December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  126,244.67
                  b =  40,931.01
                  c =  52,543,858.75
                  d =  1.48524035

        Therefore 1 month yield as of December 31, 1996 is : 1.32%
        ----------------------------------------------------------------

                            Value Index Portfolio

        The following is an example of this yield calculation for the Value Index Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  244,029.82
                  b =  59,286.53
                  c =  83,677,521.27
                  d =  1.45377343

        Therefore 1 month yield as of December 31, 1996 is : 1.83%

                          Small-Cap Value Portfolio

        The following is an example of this yield calculation for the Small-Cap Value Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =       85,082.20
                  b =       32,024.40
                  c =       28,793,409.83
                  d =       1.24801888

        Therefore 1 month yield as of December 31, 1996 is :  1.78%
        ----------------------------------------------------------------

                        International Equity Portfolio

        The following is an example of this yield calculation for the International Equity Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  27,022.31
                  b =  78,870.94
                  c =  70,623,655.14
                  d =  1.32291689


        Therefore 1 month yield as of December 31, 1996 is : -0.67%

                           Corporate Bond Portfolio

        The following is an example of this yield calculation for the Corporate Bond Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  530,714.06
                  b =  60,646.31
                  c =  67,460,744.31
                  d =  1.16178024

        Therefore 1 month yield as of December 31, 1996 is :  7.31%
        ----------------------------------------------------------------

                    Small-Cap Aggressive Growth Portfolio

        The following is an example of this yield calculation for the Small-Cap Aggressive Growth Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  172,517.61
                  b =  65,609.09
                  c =  52,758,430.21
                  d =  1.40277724


        Therefore 1 month yield as of December 31, 1996 is :  1.74%

                           Foreign Equity Portfolio

        The following is an example of this yield calculation for the Foreign Equity Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  123,233.22
                  b =  75,021.26
                  c =  74,933,271.34
                  d =  1.05795162

        Therefore 1 month yield as of December 31, 1996 is :  0.73%
        ----------------------------------------------------------------

                 Maxim T. Rowe Price Equity/Income Portfolio

        The following is an example of this yield calculation for the Maxim T. Rowe Price Equity/Income Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  195,691.84
                  b =  54,148.95
                  c =  46,003,785.59
                  d =  1.44915205


        Therefore 1 month yield as of December 31, 1996 is :  2.56%

                   Maxim INVESCO Small-Cap Growth Portfolio

        The following is an example of this yield calculation for the Maxim INVESCO Small-Cap Growth Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  43,712.56
                  b =  27,969.09
                  c =  19,387,426.81
                  d =  1.43301411

        Therefore 1 month yield as of December 31, 1996 is :  0.68%
        ----------------------------------------------------------------

                         Maxim INVESCO ADR Portfolio

        The following is an example of this yield calculation for the Maxim INVESCO ADR Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  12,646.07
                  b =  8,744.16

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





                  c =  5,321,887.70
                  d =  1.35083696

        Therefore 1 month yield as of December 31, 1996 is :  0.65%

                               MidCap Portfolio

        The following is an example of this yield calculation for the MidCap Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  16,942.62
                  b =  209,269.29
                  c =  149,256,535.86
                  d =  1.43265039

        Therefore 1 month yield as of December 31, 1996 is :  -1.08%
        ----------------------------------------------------------------

                      Short-Term Maturity Bond Portfolio

        The following is an example of this yield calculation for the Short-Term Maturity Bond Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  186,979.64
                  b =  19,196.57
                  c =  38,296,680.29
                  d =  1.00647746

        Therefore 1 month yield as of December 31, 1996 is :  5.28%

                       Maxim INVESCO Balanced Portfolio

        The following is an example of this yield calculation for the Maxim INVESCO Balanced Portfolio based on a 30-day period ending December 31, 1996.

        Formula:  YIELD = 2[ (a-b +1)6-1]
                      cd

        Where:    a =  dividend and interest earned during the period.

                  b =  expenses  accrued   for  the   period  (net   of
                       reimbursements).

                  c = the average daily number of accumulation units outstanding during the period.

                  d = the maximum offering price per accumulation unit on the last day of the period.

        Yield as of December 31, 1996:

                  a =  48,622.95
                  b =  12,921.83
                  c =  15,071,714.79
                  d =  1.04077551


        Therefore 1 month yield as of December 31, 1996 is :  2.75%


        At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                         Calculation of Total Return

        As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Portfolio over the period covered, which assumes any dividends or capital gains distributions are reinvested in that Portfolio immediately rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Portfolio all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested;
        (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Portfolio has not been in existence for at least ten years.

                                BOND PORTFOLIO
                           TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV =Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        10 year total return as of December 31, 1996:

        ERV = 4.21713

        N =   10.0 (Dec/86 to Dec/96)

        P =  2.04932

        Therefore 10 year total return as of December 31, 1996 is 7.48% compounded annually.

        5 year total return as of December 31, 1996:

        ERV = 4.21731

        N =  5.00 (Dec/91 to Dec/96)

        P =  3.11798

        Therefore 5 year total return as of December 31, 1996 is 6.23% compounded annually.

        1 year total return as of December 31, 1996:

        ERV = 4.21731

        N =  1.00 (Dec/95 to Dec/96)

        P =  4.04477

        Therefore 1 year total return as of December 31, 1996 is 4.26% compounded annually.

                   INVESTMENT GRADE CORPORATE BOND PORTFOLIO
                           TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV = 1.65320

        N =  4.08333   (Dec/92 to Dec/96)

        P =  1.28513

        Therefore inception total return as of December 31, 1996 is 6.36% compounded annually.


        1 year total return as of December 31, 1996:

        ERV =     1.65320

        N =  1.00 (Dec/95 to Dec/96)

        P =  1.60293

        Therefore 1  year total return as  of December 31, 1996  is    3.14%
        compounded annually.

                            STOCK INDEX PORTFOLIO*
                           TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        10 year total return as of December 31, 1996:

        ERV =     6.4931

        N =  10.0 (Dec/86 to Dec/96)

        P =  1.91478

        Therefore 10 year total return as of December 31, 1996 is 12.99% compounded annually.

        5 year total return as of December 31, 1996:

        ERV =     6.4931

        N =  5.00 (Dec/91 to Dec/96)

        P =  3.37588

        Therefore 5 year total return as of December 31, 1996 is 13.98% compounded annually.

        1 year total return as of December 31, 1996:

        ERV =     6.4931

        N =  1.00 (Dec/95 to Dec/96)

        P =  5.3306

        Therefore 1 year total return as of December 31, 1996 is 21.81% compounded annually.
        * Prior to December 1, 1992, the Growth Portfolio.

                     U.S. GOVERNMENT SECURITIES PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Ten year total return as of December 31, 1996:

        ERV =     2.75589

        N =  10.0 (Dec/86 to Dec/96)

        P =  1.25798

        Therefore ten year total return as of December 31, 1996 is 8.16% compounded annually.

        5 year total return as of December 31, 1996:

        ERV =     2.75589

        N =  5.00 (Dec/91 to Dec/96)

        P =  1.98088

        Therefore 5 year total return as of December 31, 1996 is 6.83% compounded annually.


        1 year total return as of December 31, 1996:

        ERV =     2.75589

        N =  1.00 (Dec/95 to Dec/96)

        P =  2.65189

        Therefore 1 year total return as of December 31, 1996 is 3.92% compounded annually.

                 U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.50046

        N =  4.08     (Dec/92 to Dec/96)

        P =  1.14152

        Therefore inception total return as of December 31, 1996 is 6.93% compounded annually.

        1 year total return as of December 31, 1996:

        ERV =     1.50046

        N =  1.00 (Dec/95 to Dec/96)

        P =  1.43872

        Therefore 1 year total return as of December 31, 1996 is 4.30% compounded annually.

                            TOTAL RETURN PORTFOLIO
                           TOTAL RETURN PERFORMANCE


        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     2.32435

        N =  9.41667 (Aug/87 to Dec/96)

        P =  1.00000

        Therefore inception total return as of December 31, 1996 is 9.37% compounded annually.

        5 year total return as of December 31, 1996:

        ERV =     2.32435

        N =  5.00 (Dec/91 to Dec/96)

        P =       1.47227

        Therefore 1 year total return as of December 31, 1996 is 9.56% compounded annually.

        1 year total return as of December 31, 1996:

        ERV =     2.32435

        N =  1.00 (Dec/95 to Dec/96)

        P =  2.07986

        Therefore 1 year total return as of December 31, 1996 is 11.76% compounded annually.

                           SMALL-CAP INDEX PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.40417

        N =  3.08333    (Dec/93 to Dec/96)

        P =  1.00000

        Therefore inception total return as of December 31, 1996 is 11.64% compounded annually.


        1 year total return as of December 31, 1996:

        ERV =     1.40417

        N =  1.00 (Dec/95 to Dec/96)

        P =  1.21781

        Therefore 1 year total return as of December 31, 1996 is 15.30% compounded annually.

                            GROWTH INDEX PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.69712

        N =  3.08333  (Dec/93 to Dec/96)

        P =  1.00000

        Therefore inception total return as of December 31, 1996 is 18.71% compounded annually.

        1 year total return as of December 31, 1996:

        ERV =     1.60712

        N =  1.00 (Dec/95 to Dec/96)

        P =  1.38992

        Therefore 1 year total return as of December 31, 1996 is 22.09% compounded annually.

                             VALUE INDEX PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.63053

        N =  3.08333  (Dec/93 to Dec/96)

        P =  1.00000

        Therefore inception total return as of December 31, 1996 is 17.18% compounded annually.

        1 year total return as of December 31, 1996:

        ERV =     1.63053

        N =  1.00 (Dec/95 to Dec/96)

        P =       1.35158

        Therefore 1 year total return as of December 31, 1996 is 20.64% compounded annually.

                           SMALL-CAP VALUE PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.36977

        N =  3.08333  (Dec/93 to Dec/96)

        P =       1.00000

        Therefore inception total return as of December 31, 1996 is 10.74% compounded annually.

        1 year total return as of December 31, 1996:

        ERV =     1.36977

        N =  1.00 (Dec/95 to Dec/96)

        P =       1.16136

        Therefore 1 year total return as of December 31, 1996 is 17.95% compounded annually.


                        INTERNATIONAL EQUITY PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.39788

        N =  3.08333  (Dec/93 to Dec/96)

        P =       1.00000

        Therefore inception total return as of December 31, 1996 is 11.48% compounded annually.

        1 year total return as of December 31, 1996:

        ERV =     1.39788

        N =  1.00 (Dec/95 to Dec/96)

        P =  1.16901

        Therefore 1 year total return as of December 31, 1996 is 19.59% compounded annually.

                           CORPORATE BOND PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.41547

        N =  2.16667 (Nov/94 to Dec/96)

        P =       1.00000

        Therefore inception total return as of December 31, 1996 is 17.39% compounded annually.


        One year total return as of December 31, 1996:

        ERV =     1.41547

        N =  1.00 (Dec/95 to Dec/96)

        P =  1.28272

        Therefore one year total return as of December 31, 1996 is 10.37% compounded annually.


                     SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.64912

        N =  2.16667 (Nov/94 to Dec/96)

        P =     1.00000

        Therefore inception total return as of December 31, 1996 is 25.97% compounded annually.

        One year total return as of December 31, 1996:

        ERV= 1.64912

        N=   1.00 (Dec/95 to Dec/96)

        P=   1.26769

        Therefore one year total return as of December 31, 1996 is 30.09% compounded annually.

                           FOREIGN EQUITY PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =  Average annual total return

        N = The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P = Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =  [(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =     1.07529

        N =  2.16667 (Nov/94 to Dec/96)

        P =1.00000

        Therefore inception total return as of December 31, 1996 is 3.41% compounded annually.


        One year total return as of December 31, 1996:

        ERV =  1.07529

        N=1.00 (Dec/95 to Dec/96)

        P =0.99927

        Therefore one year total return as of December 31, 1996 is   7.62%
     compounded annually.

                 MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =Average annual total return

        N =The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P =Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =[(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =  1.57155

        N =2.16677 (Nov/94 to Dec/96)

        P =1.00000

        Therefore inception total return as of December 31, 1996 is 23.20% compounded annually.

        One year total return as of December 31, 1996:

        ERV =  1.57155

        N =1.00 (Dec/95 to Dec/96)

        P =1.31635

        Therefore one year total return as of December 31, 1996 is 19.39% compounded annually.

                   MAXIM INVESCO SMALL-CAP GROWTH PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =Average annual total return

        N =The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P =Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =[(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =  1.68422

        N =2.16667 (Nov/94 to Dec/96)

        P =    1.00000

        Therefore inception total return as of December 31, 1996 is 27.20% compounded annually.

        One year total return as of December 31, 1996:

        ERV =  1.68422

        N =1.00 (Dec/95 to Dec/96)

        P =1.32897

        Therefore one year total return as of December 31, 1996 is 26.74% compounded annually.


                         MAXIM INVESCO ADR PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =Average annual total return

        N =The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P =Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =[(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =  1.38311

        N = 2.16667 (Nov/94 to Dec/96)

        P = 1.00000

        Therefore inception total return as of December 31, 1996 is 16.15% compounded annually.

        One year total return as of December 31, 1996:

        ERV =  1.38311

        N =1.00 (Dec/95 to Dec/96)

        P =1.14143

        Therefore one year total return as of December 31, 1996 is 21.17% compounded annually.

                               MIDCAP PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =Average annual total return

        N =The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P =Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =[(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =  1.48591

        N = 3.00 (Jan 1/94 to Dec/96)

        P = 1.00000

        Therefore inception total return as of December 31, 1996 is 14.11% compounded annually.


        One year total return as of December 31, 1996:

        ERV =  1.48591

        N =1.00 (Dec/95 to Dec/96)

        P =1.40233

        Therefore one year total return as of December 31, 1996 is 5.96% compounded annually.

                      SHORT-TERM MATURITY BOND PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =Average annual total return

        N =The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P =Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =[(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =  1.07858

        N = 1.41667 (Aug 1/95 to Dec/96)

        P = 1.00000

        Therefore inception total return as of December 31, 1996 is 5.48% compounded annually.

        One year total return as of December 31, 1996:

        ERV =  1.07858

        N =1.00 (Dec/95 to Dec/96)

        P =1.03019

        Therefore one year total return as of December 31, 1996 is 4.70% compounded annually.

                       MAXIM INVESCO BALANCED PORTFOLIO
                            TOTAL RETURN PERFORMANCE

        FORMULA:P(1+T)  to the power of N = ERV

        WHERE:

        T =Average annual total return

        N =The number of years including portions of years where applicable for which the performance is being measured

        ERV = Ending redeemable value of a hypothetical $1.00 payment made a the inception of the portfolio

        P =Opening redeemable value of a hypothetical $1.00 payment made at the inception of the portfolio

        The above formula can be restated to solve for T as follows:

        T =[(ERV/P) to the power of 1/N]-1

        Inception total return as of December 31, 1996:

        ERV =  1.04597

        N = 0.25000 (Oct 1/96 to Dec/96)

        P = 1.00000

        Therefore inception total return as of December 31, 1996 is 19.70% compounded annually.

                           Performance Comparisons

        Each Portfolio may from time to time include its yield and/or total return in advertisements or in information furnished to
     present or prospective shareholders.   Each Portfolio may include
     in such advertisements the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, relevant indexes and Donoghue Money Fund Report as having the same or similar investment objectives.

        The manner in which total return and yield will be calculated for public use is described above. The table in the Prospectus under the heading "Performance Related Information", summarizes the calculation of total return and yield for each Portfolio, where applicable, through December 31, 1996.

                                 Price Make-up Sheet
                                Money Market Portfolio


                                      Year Ended 12/31/96       Per Share Amount


        Undistributed Net Investment Income -
        Beginning of Year                           $           0

        Dividend Income                                         0

        Ordinary Income                                18,518,195

        Operational Expenses                          (1,566,842)

        Net Investment Income                          16,951,353

        Dividend Distribution - End of Year          (16,951,353)

        Undistributed Net Investment Income -
        End of Year                                             0         0.0000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                               0

        Distribution from Net Short-Term Gain                   0

        Accumulated Undistributed Net Short-
        Term Realized Gain (Loss) on                            0         0.0000
        Investment

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                               0

        Distribution from Net Long-Term
        Realized Gain                                           0

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment
                                                                0           0.000

        Net Unrealized Appreciation
        (Depreciation) on Investments                           0           0.000

        Capital Stock at Par                           39,618,509          0.1000







        Additional Paid-in Capital                    356,834,679          0.9007

        Net Assets                                    396,453,188          1.0007

        Shares Outstanding                            396,185,085


                                      Price Make-up Sheet
                                         Bond Portfolio

                                          Year Ended        Per Share Amount
                                           12/31/96

        Undistributed Net Investment Income
        - Beginning of Year                                 $ 0

        Dividend Income                                       0

        Ordinary Income                               5,247,243

        Operational Expenses                          (470,658)

        Net Investment Income                         4,776,585

        Dividend Distribution - End of Year         (4,776,585)

        Undistributed Net Investment Income                   0            0.000
        - End of Year
        Net Short-Term Realized Gain (Loss)
        on Investments - Beginning of                         0
        Year

        Net Short-Term Realized Gain (Loss)         (1,025,192)
        on Investments - End of Year

        Distribution from Net Short-Term                      0
        Gain

        Accumulated Undistributed Net Short-
        Term Realized Gain (Loss) on                (1,025,192)         (0.0159)
        Investment

        Net Long-Term Realized Gain (Loss)
        on Investments - Beginning of                 (564,537)
        Year

        Net Long-Term Realized Gain (Loss)
        on Investments - End of Year                    114,977

        Distribution from Net Long-Term                       0
        Realized Gain

        Accumulated Undistributed Net Long-
        Term Realized Gain (Loss) on                  (449,560)         (0.0069)
        Investment








        Net Unrealized Appreciation
        (Depreciation) on Investments                   466,607           0.0072

        Capital Stock at Par                          6,475,970           0.1000

        Additional Paid-in Capital                   72,625,284           1.1215

        Net Assets                                   78,093,109           1.2059

        Shares Outstanding                           64,759,695



                                      Price Make-up Sheet
                           Investment Grade Corporate Bond Portfolio
                                               Year Ended     Per Share Amount
                                               12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                     $ 0

        Dividend Income                                         0

        Ordinary Income                                 6,415,480

        Operational Expenses                            (575,853)

        Net Investment Income                           5,839,627

        Dividend Distribution - End of Year           (5,839,627)

        Undistributed Net Investment Income - End
        of Year                                                 0          0.000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                     (1,238,570)             0

        Distribution from Net Short-Term Gain                   0

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment            (1,238,570)      (0.0157)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                          80,051

        Distribution from Net Long-Term Realized                0
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                 80,051        0.0010

        Net Unrealized Appreciation
        (Depreciation) on Investments                     647,612        0.0082

        Capital Stock at Par                            7,885,036        0.1000








        Additional Paid-in Capital                     93,348,023        1.1839

        Net Assets                                    100,722,152        1.2774

        Shares Outstanding                             78,850,360



                                      Price Make-up Sheet
                                     Stock Index Portfolio*
                                             Year Ended        Per Share Amount
                                             12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                      $0

        Dividend Income                                17,361,945

        Ordinary Income                                   347,152

        Operational Expenses                           (4,887,975)

        Net Investment Income                          12,821,122

        Dividend Distribution - End of Year           (12,821,122)

        Undistributed Net Investment Income -
        End of Year                                              0         0.000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                          0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                          367,869

        Distribution from Net Short-Term Gain            (339,118)

        Accumulated Undistributed Net Short-
        Term Realized Gain (Loss) on                        28,751        0.0001
        Investment

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                          0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                        4,072,466

        Distribution from Net Long-Term                (3,808,466)
        Realized Gain

        Accumulated Undistributed Net Long-Term            264,000        0.0007
        Realized Gain (Loss) on Investment

        Net Unrealized Appreciation
        (Depreciation) on Investments                  338,974,334        0.8557

        Capital Stock at Par                            39,611,676        0.1000







        Additional Paid-in Capital                     557,927,597        1.4085

        Net Assets                                     936,806,358        2.3650

        Shares Outstanding                             397,116,761


        * Prior to December 1, 1992, the Growth Portfolio




                                      Price Make-up Sheet
                              U.S. Government Securities Portfolio
                                                       Year Ended      Per Share
                                                        12/31/96        Amount

        Undistributed Net Investment Income -
        Beginning of Year                                  (30,000)

        Dividend Income
                                                                  0

        Ordinary Income                                   4,415,879

        Operational Expenses                              (390,629)

        Net Investment Income                             4,025,250

        Dividend Distribution - End of Year             (4,025,250)

        Undistributed Net Investment Income -              (30,000)     (0.0005)
        End of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                           0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                         (194,811)

        Distribution from Net Short-Term Gain                     0

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment                (194,811)     (0.0033)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                 (2,661,476)

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                          (10,233)

        Distribution from Net Long-Term Realized                  0
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment              (2,671,709)     (0.0448)

        Net Unrealized Appreciation (Depreciation)
        on Investments                                    1,406,558       0.0236








        Capital Stock at Par                              5,967,330       0.1000

        Additional Paid-in Capital                       59,600,495       0.9988

        Net Assets                                       64,077,863       1.0738

        Shares Outstanding                               59,673,302



                                      Price Make-up Sheet
                         U.S. Mortgage Government Securities Portfolio
                                                    Year Ended    Per Share Amount
                                                      12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                  $ 0

        Dividend Income                                      0

        Ordinary Income                              9,387,266

        Operational Expenses                         (791,813)

        Net Investment Income                        8,595,453

        Dividend Distribution - End of Year        (8,595,453)

        Undistributed Net Investment Income -
        End of Year                                          0            0.0000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year
                                                             0

        Net Short-Term Realized Gain (Loss) on       (344,155)
        Investments - End of Year

        Distribution from Net Short-Term Gain
                                                             0

        Accumulated Undistributed Net Short-         (344,155)          (0.0028)
        Term Realized Gain (Loss) on
        Investment

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year            (3,550,757)

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                      154,023

        Distribution from Net Long-Term                      0
        Realized Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment         (3,396,734)          (0.0283)










        Net Unrealized Appreciation
        (Depreciation) on Investments                2,355,559            0.0196

        Capital Stock at Par                        12,020,486            0.1000

        Additional Paid-in Capital                 127,830,752            1.0634

        Net Assets                                 138,465,908            1.1519

        Shares Outstanding                         120,204,859



                                      Price Make-up Sheet
                                     Total Return Portfolio
                                                         Year Ended     Per Share Amount
                                                          12/31/96

        Undistributed Net Investment Income -                 $ 0
        Beginning of Year

        Dividend Income                                   464,753

        Ordinary Income                                 1,584,546

        Operational Expenses                            (364,049)

        Net Investment Income                           1,685,250

        Dividend Distribution - End of Year           (1,685,250)

        Undistributed Net Investment Income - End
        of Year                                                 0         0.0000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                        (61,774)

        Distribution from Net Short-Term Gain                   0

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment               (61,774)       (0.0012)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                       3,392,612

        Distribution from Net Long-Term Realized      (3,179,662)
        Gain

        Accumulated Undistributed Net Long-Term           212,950         0.0044
        Realized Gain (Loss) on Investment

        Net Unrealized Appreciation
        (Depreciation) on Investments                   8,992,502         0.1865

        Capital Stock at Par                            4,821,225         0.1000








        Additional Paid-in Capital                     50,695,901         1.0515

        Net Assets                                     64,660,804         1.3412

        Shares Outstanding                             48,212,249





                                      Price Make-up Sheet
                                   Small-Cap Index Portfolio
                                                    Year Ended     Per Share Amount
                                                    12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                     $ 0

        Dividend Income                                 1,069,433

        Ordinary Income                                    39,307

        Operational Expenses                            (404,891)

        Net Investment Income                             703,849

        Dividend Distribution - End of Year             (703,849)

        Undistributed Net Investment Income -End
        of Year                                                 0       0.0000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                       2,204,892

        Distribution from Net Short-Term Gain         (2,251,691)

        Accumulated Undistributed Net Short-Term         (46,799)     (0.0007)
        Realized Gain (Loss) on Investment

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                       3,428,509

        Distribution from Net Long-Term Realized      (3,583,470)
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment              (154,961)     (0.0024)

        Net Unrealized Appreciation
        (Depreciation) on Investments                   9,774,928       0.1497

        Capital Stock at Par                            6,530,754       0.1000








        Additional Paid-in Capital                     64,679,770       0.9904

        Net Assets                                     80,783,692       1.2370

        Shares Outstanding                             65,307,537



                                      Price Make-up Sheet
                                     Growth Index Portfolio
                                                           Year Ended     Per Share
                                                            12/31/96       Amount

        Undistributed Net Investment Income -
        Beginning of Year                                       $ 0

        Dividend Income                                    838,053

        Ordinary Income                                      47,650

        Operational Expenses                              (371,758)

        Net Investment Income                               513,945

        Dividend Distribution - End of Year               (531,945)

        Undistributed Net Investment Income -
        End of Year                                               0          0.0000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                           0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                           336,540

        Distribution from Net Short-Term Gain             (431,588)

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment                 (95,048)        (0.0017)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                           0

        Net Long-Term Realized Gain (Loss) on             6,909,305
        Investments - End of Year

        Distribution from Net Long-Term Realized        (7,032,586)
        Gain

        Accumulated Undistributed Net Long-Term           (123,281)        (0.0022)
        Realized Gain (Loss) on Investment

        Net Unrealized Appreciation (Depreciation)
        on Investments                                   12,206,193          0.2165

        Capital Stock at Par                              5,638,361          0.1000








        Additional Paid-in Capital                       66,116,985          1.1726

        Net Assets                                       83,743,210          1.4852

        Shares Outstanding                               56,383,608



                                      Price Make-up Sheet
                                     Value Index Portfolio
                                                           Year Ended       Per Share Amount
                                                            12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                         $ 0

        Dividend Income                                     2,682,582

        Ordinary Income                                        63,998

        Operational Expenses                                (552,296)

        Net Investment Income                               2,194,284

        Dividend Distribution - End of Year               (2,194,284)

        Undistributed Net Investment Income -
        End of Year                                                 0         0.0000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                             0

        Net Short-Term Realized Gain (Loss) on                816,122
        Investments - End of Year

        Distribution from Net Short-Term Gain               (813,590)

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment                      2,532         0.0000

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                             0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                           2,185,585

        Distribution from Net Long-Term Realized          (2,186,139)
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                      (554)         0.0000

        Net Unrealized Appreciation (Depreciation)
        on Investments                                     23,205,929         0.2759

        Capital Stock at Par                                8,411,423         0.1000








        Additional Paid-in Capital                         90,663,696         1.0779

        Net Assets                                        122,283,026         1.4538

        Shares Outstanding                                 84,114,226



                                      Price Make-up Sheet
                                   Small-Cap Value Portfolio
                                                        Year Ended     Per Share Amount
                                                         12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                    $ 0

        Dividend Income                                  497,727

        Ordinary Income                                  107,235

        Operational Expenses                           (356,332)

        Net Investment Income                            248,630

        Dividend Distribution - End of Year            (248,630)

        Undistributed Net Investment Income -                  0          0.0000
        End of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                        0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                      (309,786)

        Distribution from Net Short-Term Gain                  0

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment             (309,786)        (0.0106)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                        0

        Net Long-Term Realized Gain (Loss) on          (184,769)
        Investments - End of Year

        Distribution from Net Long-Term Realized               0
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment             (184,769)        (0.0063)

        Net Unrealized Appreciation
        (Depreciation) on Investments                  6,472,815          0.2207

        Capital Stock at Par                           2,932,620          0.1000








        Additional Paid-in Capital                    27,688,771          0.9442

        Net Assets                                    36,599,651          1.2480

        Shares Outstanding                            29,326,200



                                      Price Make-up Sheet
                                 International Equity Portfolio
                                                          Year Ended    Per Share Amount
                                                           12/31/96

        Undistributed Net Investment Income -               $ 0
        Beginning of Year

        Dividend Income                               1,653,805

        Ordinary Income                                 318,304

        Operational Expenses                        (1,030,739)

        Net Investment Income                           941,370

        Dividend Distribution - End of Year           (941,370)

        Undistributed Net Investment Income -                 0        0.0000
        End of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                       0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                       692,684

        Distribution from Net Short-Term Gain         (315,019)

        Accumulated Undistributed Net Short-Term        377,665        0.0051
        Realized Gain (Loss) on Investment

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                       0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                     1,486,313

        Distribution from Net Long-Term Realized (1,466,872)
        Gain

        Accumulated Undistributed Net Long-Term     19,441       0.0003
        Realized Gain (Loss) on Investment













        Net Unrealized Appreciation
        (Depreciation) on Investments and         13,737,651     0.1890
        Net Unrealized Appreciation
        (Depreciation on translation of
        assets and liabilities denominated
        in foreign currencies

        Capital Stock at Par                          7,269,697        0.1000

        Additional Paid-in Capital                   74,767,595        1.0285

        Net Assets                                   96,172,049        1.3229

        Shares Outstanding                           72,696,970



                                      Price Make-up Sheet
                                        MidCap Portfolio
                                                          Year Ended     Per Share Amount
                                                           12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                     $ 0

        Dividend Income                                   297,903

        Ordinary Income                                   466,960

        Operational Expenses                          (2,010,061)

        Net Investment Income                         (1,245,198)

        Dividend Distribution - End of Year                     0

        Undistributed Net Investment Income - End
        of Year                                       (1,245,198)       (0.0083)
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                     (4,870,222)

        Distribution from Net Short-Term Gain                   0

        Accumulated Undistributed Net Short-Term                        (0.0325)
        Realized Gain (Loss) on Investment            (4,870,222)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Long-Term Realized Gain (Loss) on           7,597,142
        Investments - End of Year

        Distribution from Net Long-Term Realized        (275,863)
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment              7,321,279         0.0489













        Net Unrealized Appreciation
        (Depreciation) on Investments and              31,733,769         0.2117
        Net Unrealized Appreciation
        (Depreciation) on translation of
        assets and liabilities denominated
        in foreign currencies

        Capital Stock at Par                           14,986,964         0.1000

        Additional Paid-in Capital                    166,784,211         1.1129

        Net Assets                                    214,710,803         1.4327

        Shares Outstanding                            149,869,643




                                      Price Make-up Sheet
                                    Corporate Bond Portfolio
                                                          Year Ended      Per Share Amount
                                                           12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                       $ 0

        Dividend Income                                     341,839

        Ordinary Income                                   5,149,929

        Operational Expenses                              (574,728)

        Net Investment Income                             4,917,040

        Dividend Distribution - End of Year             (4,917,040)

        Undistributed Net Investment Income - End                 0         0.0000
        of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                           0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                           503,724

        Distribution from Net Short-Term Gain             (371,342)

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment                  132,382         0.0018

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                           0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                         1,443,988

        Distribution from Net Long-Term Realized        (1,162,203)
        Gain

        Accumulated Undistributed Net Long-Term             281,785         0.0039
        Realized Gain (Loss) on Investment












        Net Unrealized Appreciation
        (Depreciation) on Investments and                 3,769,367         0.0524
        Net Unrealized Appreciation
        (Depreciation) on translation of
        assets and liabilities denominated
        in foreign currencies

        Capital Stock at Par                              7,199,729         0.1000

        Additional Paid-in Capital                       72,261,766         1.0037

        Net Assets                                       83,645,029         1.1618

        Shares Outstanding                               71,997,289



                                      Price Make-up Sheet
                             Small-Cap Aggressive Growth Portfolio

                                                        Year Ended        Per Share Amount
                                                         12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                 $(21,665)

        Dividend Income                                     644,309

        Ordinary Income                                     397,141

        Operational Expenses                              (577,497)

        Net Investment Income                               463,953

        Dividend Distribution - End of Year               (463,953)

        Undistributed Net Investment Income -
        End of Year                                        (21,665)     (0.0004)
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                           0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                         3,358,025

        Distribution from Net Short-Term Gain           (3,119,913)

        Accumulated Undistributed Net Short-
        Term Realized Gain (Loss) on                        238,112       0.0042
        Investment

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                           0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                         2,255,775

        Distribution from Net Long-Term                 (1,858,939)
        Realized Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                  396,836       0.0070

        Net Unrealized Appreciation
        (Depreciation) on Investments                     9,859,809       0.1730








        Capital Stock at Par                              5,699,046       0.1000

        Additional Paid-in Capital                       63,772,788       1.1190

        Net Assets                                       79,944,926       1.4028

        Shares Outstanding                               56,990,464




                                      Price Make-up Sheet
                                    Foreign Equity Portfolio

                                                      Year Ended      Per Share Amount
                                                      12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                             $(395,257)

        Dividend Income                                1,195,658

        Ordinary Income                                  127,750

        Operational Expenses                         (1,029,873)

        Net Investment Income                            293,535

        Dividend Distribution - End of Year            (293,535)

        Undistributed Net Investment Income -
        End of Year                                    (395,257)        (0.0052)
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                        0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                      1,493,498

        Distribution from Net Short-Term Gain                  0

        Accumulated Undistributed Net Short-
        Term Realized Gain (Loss) on                  1,493,498         (0.0173)
        Investment

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year              (3,227,710)

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                      1,913,362

        Distribution from Net Long-Term                        0
        Realized Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment           (1,314,348)        (0.0173)










        Net Unrealized Appreciation
        (Depreciation) on Investments and              5,897,203          0.0779
        Net Unrealized Appreciation
        (Depreciation) on translation of
        assets and liabilities denominated
        in foreign currencies

        Capital Stock at Par                           7,571,845          0.1000

        Additional Paid-in Capital                    66,853,518          0.8829

        Net Assets                                    80,106,459          1.0580

        Shares Outstanding                            75,718,452




                                      Price Make-up Sheet
                          Maxim T. Rowe Price Equity/Income Portfolio

                                                         Year Ended     Per Share Amount
                                                          12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                     $ 0

        Dividend Income                                   919,410

        Ordinary Income                                   311,340

        Operational Expenses                            (306,028)

        Net Investment Income                             924,722

        Dividend Distribution - End of Year             (924,722)

        Undistributed Net Investment Income -End                0         0.0000
        of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Short-Term Realized Gain (Loss) on            562,055
        Investments - End of Year

        Distribution from Net Short-Term Gain           (563,081)

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment                (1,026)         0.0000

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                         698,855

        Distribution from Net Long-Term Realized        (698,855)
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                      0         0.0000











        Net Unrealized Appreciation
        (Depreciation) on Investments and               5,638,904         0.1175
        Net Unrealized Appreciation
        (Depreciation) on translation of
        assets and liabilities denominated
        in foreign currencies

        Capital Stock at Par                            4,798,386         0.1000

        Additional Paid-in Capital                     59,099,639         1.2317

        Net Assets                                     69,535,903         1.4492

        Shares Outstanding                             47,983,856




                                      Price Make-up Sheet
                            Maxim INVESCO Small-Cap Growth Portfolio
                                                          Year Ended      Per Share Amount
                                                           12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                     $ 0

        Dividend Income                                    16,307

        Ordinary Income                                   236,573

        Operational Expenses                            (206,106)

        Net Investment Income                              46,774

        Dividend Distribution - End of Year              (46,774)

        Undistributed Net Investment Income -End                0         0.0000
        of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                       2,959,837

        Distribution from Net Short-Term Gain         (3,017,417)

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment               (57,580)       (0.0026)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                         0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                         500,649

        Distribution from Net Long-Term Realized        (500,649)
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                      0         0.0000

        Net Unrealized Appreciation
        (Depreciation) on Investments                   (118,082)       (0.0053)

        Capital Stock at Par                            2,221,037         0.1000







        Additional Paid-in Capital                     29,782,403         1.3409

        Net Assets                                     31,827,778         1,4330

        Shares Outstanding                             22,210,373



                                      Price Make-up Sheet
                                  Maxim INVESCO ADR Portfolio
                                                            Year Ended       Per Share Amount
                                                             12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                      $ 0

        Dividend Income                                     98,970

        Ordinary Income                                     16,027

        Operational Expenses                              (60,239)

        Net Investment Income                               54,758

        Dividend Distribution - End of Year               (54,758)

        Undistributed Net Investment Income -                    0        0.0000
        End of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                          0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                            2,259

        Distribution from Net Short-Term Gain                    0

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment                   2,259        0.0004

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                   (15,301)

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                           20,327

        Distribution from Net Long-Term Realized           (7,284)
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                 (2,258)      (0.0004)

        Net Unrealized Appreciation
        (Depreciation) on Investments                    1,194,855        0.2097

        Capital Stock at Par                               569,636        0.1000








        Additional Paid-in Capital                       5,930,366        1.0411

        Net Assets                                       7,694,858        1.3508

        Shares Outstanding                               5,696,363




                                      Price Make-up Sheet
                               Short-Term Maturity Bond Portfolio
                                                       Year Ended    Per Share Amount
                                                        12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                   $ 0

        Dividend Income                                       0

        Ordinary Income                               1,729,701

        Operational Expenses                          (179,920)

        Net Investment Income                         1,549,781

        Dividend Distribution - End of Year         (1,549,781)

        Undistributed Net Investment Income -
        End of Year                                           0           0.0000
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                       0

        Net Short-Term Realized Gain (Loss) on
        Investments - End of Year                      (60,079)

        Distribution from Net Short-Term Gain                 0

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment             (60,079)         (0.0015)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                       0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                             0

        Distribution from Net Long-Term Realized              0
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                    0           0.0000

        Net Unrealized Appreciation
        (Depreciation) on Investments                   141,471           0.0036

        Capital Stock at Par                          3,924,888           0.1000








        Additional Paid-in Capital                   35,496,834           0.9044

        Net Assets                                   39,503,114           1.0065

        Shares Outstanding                           39,248,881




                                      Price Make-up Sheet
                                Maxim INVESCO Balanced Portfolio
                                                        Year Ended   Per Share Amount
                                                       12/31/96

        Undistributed Net Investment Income -
        Beginning of Year                                   $ 0

        Dividend Income                                  24,079

        Ordinary Income                                  82,345

        Operational Expenses                           (26,984)

        Net Investment Income                            79,440

        Dividend Distribution - End of Year            (79,440)

        Undistributed Net Investment Income -End              0           0.0000
        of Year
        Net Short-Term Realized Gain (Loss) on
        Investments - Beginning of Year                       0

        Net Short-Term Realized Gain (Loss) on         (15,106)
        Investments - End of Year

        Distribution from Net Short-Term Gain          (18,660)

        Accumulated Undistributed Net Short-Term
        Realized Gain (Loss) on Investment             (33,766)         (0.0022)

        Net Long-Term Realized Gain (Loss) on
        Investments - Beginning of Year                       0

        Net Long-Term Realized Gain (Loss) on
        Investments - End of Year                             0

        Distribution from Net Long-Term Realized              0
        Gain

        Accumulated Undistributed Net Long-Term
        Realized Gain (Loss) on Investment                    0           0.0000

        Net Unrealized Appreciation
        (Depreciation) on Investments                   266,572           0.0174

        Capital Stock at Par                          1,536,082           0.1000








        Additional Paid-in Capital                   14,218,278           0.9256

        Net Assets                                   15,987,166           1.0408

        Shares Outstanding                           15,360,820



                                      FINANCIAL STATEMENTS



          Financial statements of Maxim Series Fund, Inc. are incorporated by reference from the Fund's Form N-30D filed with the Securities and Exchange Commission via EDGAR transmission on February 28, 1997.

                              PART C

                              PART C

                        OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

               (a)  Financial Statements.

                    The financial statements are incorporated by referenced to Registrant's N-30D filed via
                    EDGAR on February 28, 1997.

               (b)  Exhibits.

                    Items  (b)(1)-(4),  (b)(6)-(7),  (b)(12)  and
                    (b)(13) are incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement dated March 10, 1982.

                    Item (b)(5) is incorporated by reference to Registrant's Post-Effective Amendments Nos. 28 and 29 dated September 1, 1994 and Post-Effective Amendment No. 49 dated February 14, 1997. Advisory agreements relating to the Maxim MidCap Growth and Maxim Blue Chip Portfolios to be filed by amendment.

                    Item (b)(8) is incorporated by reference to Registrant's Post-Effective Amendment No. 24 dated March 1, 1993.

                    Computation of Performance Quotations are set
                    forth   in   the   Statement  of   Additional
                    Information.

                    Items   (b)(9)   and  (b)(14)-(15)   are  not
                    applicable.

                    (11) Written Consents

                         (a)  Written  consent   of  Jorden  Burt
                              Berenson & Johnson, LLP.

                         (b)  Written   consent  of   Deloitte  &
                              Touche  LLP,  Independent  Auditors
                              for the Fund.


Item 25.  Persons  Controlled by  or  under Common  Control  with
          Registrant.

               The    organizational   chart    showing   persons
               controlled   by  or  under   common  control  with
               Registrant is disclosed on page C-1a


Item 26.  Number of Holders of Securities:

                    (1)                          (2)
                                        Number of Record Holders
               Title of Class            as of December 31, 1996


          Common Stock ($.10 par value)         7

                       ORGANIZATIONAL CHART


Power Corporation of Canada, a Canadian company
     100% -    Marquette Communications Corporation, a Canadian
               company
     100% -    171263 Canada Inc., a Canadian company
     68.1% -   Power Financial Corporation, a Canadian company
     86.4% -   Great-West Lifeco Inc., a Canadian company
     99.5% -   The Great-West Life Assurance Company, a Canadian
               company
     100% -    Great-West Life  &  Annuity Insurance  Company,  a
               Colorado company
               100% -    First   Great-West    Life   &   Annuity
                         Insurance Company, a New York company
               100% -    GW Capital Management, Inc.,  a Colorado
                         company
               100% -    Financial     Administrative    Services
                         Corporation, a Colorado company
               100% -    One Corporation, a Colorado company
               100% -    One  Health Plan  of Illinois,  Inc., an
                         Illinois company
               100% -    One Health Plan of Texas, Inc., a  Texas
                         company
               100% -    One Health Plan  of California, Inc.,  a
                         California company
               100% -    One Health  Plan  of Colorado,  Inc.,  a
                         Colorado company
               100% -    One  Health  Plan  of Georgia,  Inc.,  a
                         Georgia company
               100% -    One  Health  Plan of  North  Carolina, a
                         North Carolina company
               100% -    One   Health   Plan  of   Washington,  a
                         Washington company
               100% -    One Orchard Equities,  Inc., a  Colorado
                         company
100% - Great-West Benefit Services, Inc., a Delaware company 13% - Private Healthcare Systems, Inc., a Massachusetts company
100% -    Benefits Communication Corporation, a Delaware company
100% - BenefitsCorp Equities, Inc., a Delaware company
 94% - Maxim Series Fund, Inc., a Maryland company
100% - Greenwood Property Corporation, a Colorado company
100% -    GWL Properties Inc., a Colorado company
               100% -    Great-West Realty Investments Inc., a
                         Delaware company
                50% -    Westkin  Properties  Ltd., a  California
                         limited partnership
100% - Confed Admin Services, Inc., a Delaware company
100% - Orchard Series Fund, a Delaware business trust

Item 27.  Indemnification.

               Item  4,  Part II,  of  Registrant's Pre-Effective
               Amendment No. 1 to its Registration Statement is herein incorporated by reference.


Item 28.  Business and Other Connections of Investment Adviser.

               Part A  to Item 5,  Part II to  Registrant's Post-
               Effective  Amendment  No.  7  to  its Registration
               Statement is herein incorporated by reference.

Item 29.  Principal Underwriter.

               Not applicable.


Item 30.  Location of Accounts and Records.

               Item  7,  Part II,  of  Registrant's Pre-Effective
               Amendment No. 1 to its Registration Statement is herein incorporated by reference.


Item 31.  Management Services.

               Not applicable.


Item 32.  Undertakings.

               The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.






                            SIGNATURES




          As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 51 to the Registration Statement to

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     be signed on its behalf, in the City of Englewood, State  of
     Colorado on the  25th  day of April, 1997.

                         MAXIM SERIES FUND, INC.
                               (Registrant)

                         By: /s/ J.D. Motz
President (J.D. Motz)

     Pursuant to the requirements of the Securities Act of  1933,
this  Post-Effective  Amendment   No.  51  to   the  Registration
Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature and Title                     Date


/s/ J.D. Motz                           April 25, 1997
President (J.D. Motz)


/s/ D.L. Wooden                    April 25, 1997
Director (D.L. Wooden)


/s/ R. Jennings*                   April 25, 1997
Director (R. Jennings)


/s/ R.P. Koeppe*                        April 25, 1997
Director (R.P. Koeppe)




Signature and Title                Date


/s/ J.D. Motz                           April 25, 1997
Director (J.D. Motz)


/s/ S. Zisman*                          April 25, 1997
Director (S. Zisman)


/s/ G.R. Derback                        April 25, 1997
Treasurer (G.R. Derback)


/s/ G.R. Derback                        April 25, 1997

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Principal Financial Officer
(G.R. Derback)


/s/ G.R. Derback                        April 25, 1997
Principal Accounting Officer
(G.R. Derback)



*By:/s/ R.B. Lurie
     R.B. Lurie
     Attorney-in-fact pursuant  to Powers of Attorney filed under
     Post-Effective  Amendment   No.  19  to   this  Registration
     Statement.






































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